UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—May 31, 2021

Item	1: Reports to Shareholders

Semiannual Report  |  May 31, 2021
Vanguard Wellington™ Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended May 31, 2021
	Beginning Account Value 11/30/2020	Ending Account Value 5/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Wellington Fund
Investor Shares	$1,000.00	$1,111.20	$1.26
AdmiralTM Shares	1,000.00	1,111.60	0.84
Based on Hypothetical 5% Yearly Return
Wellington Fund
Investor Shares	$1,000.00	$1,023.74	$1.21
Admiral Shares	1,000.00	1,024.13	0.81
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.24% for Investor Shares and 0.16% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Wellington Fund
Fund Allocation
As of May 31, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Common Stocks	67.9
Corporate Bonds	20.2
Sovereign Bonds	0.9
Taxable Municipal Bonds	1.5
U.S. Government and Agency Obligations	8.5
The table reflects the fund's investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Wellington Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (66.1%)
Communication Services (8.7%)
*	Alphabet Inc. Class A	2,477,606	5,839,346
*	Facebook Inc. Class A	9,394,260	3,088,175
	Comcast Corp. Class A	26,048,272	1,493,608
			10,421,129
Consumer Discretionary (7.1%)
	McDonald's Corp.	10,761,534	2,517,015
	Home Depot Inc.	5,527,339	1,762,724
*	Amazon.com Inc.	506,350	1,632,001
	TJX Cos. Inc.	23,314,978	1,574,694
	Dollar General Corp.	3,174,355	644,267
*	Alibaba Group Holding Ltd. ADR	1,591,371	340,490
			8,471,191
Consumer Staples (4.4%)
	Procter & Gamble Co.	12,747,024	1,718,936
	Sysco Corp.	18,188,682	1,473,283
	Nestle SA (Registered)	7,853,534	970,055
	Coca-Cola Co.	14,179,440	783,981
	Diageo plc	5,852,916	282,248
			5,228,503
Energy (1.6%)
	TOTAL SE	30,787,880	1,435,970
	Royal Dutch Shell plc Class A	24,192,588	466,816
			1,902,786
Financials (11.9%)
	Charles Schwab Corp.	39,333,916	2,904,810
	JPMorgan Chase & Co.	16,443,285	2,700,645
	Bank of America Corp.	39,642,827	1,680,459
	BlackRock Inc.	1,594,721	1,398,634
	American Express Co.	8,159,183	1,306,530
	Progressive Corp.	12,743,499	1,262,626
	Blackstone Group Inc.	10,399,383	963,711
	Morgan Stanley	6,931,239	630,396
	Prudential plc	29,548,345	628,712
	S&P Global Inc.	1,536,152	582,924
	Goldman Sachs Group Inc.	249,756	92,914
			14,152,361
Health Care (10.0%)
	UnitedHealth Group Inc.	4,056,706	1,671,038
4

Wellington Fund
		Shares	Market Value• ($000)
	Pfizer Inc.	39,565,524	1,532,373
	HCA Healthcare Inc.	6,502,341	1,396,638
	Becton Dickinson & Co.	5,380,560	1,301,504
	Novartis AG (Registered)	13,001,876	1,148,595
	Anthem Inc.	2,687,343	1,070,154
[1]	AstraZeneca plc ADR	16,403,053	931,201
	Humana Inc.	1,942,654	850,300
	Abbott Laboratories	6,890,683	803,798
	Danaher Corp.	2,459,918	630,083
	Baxter International Inc.	7,340,325	602,787
			11,938,471
Industrials (6.6%)
	Raytheon Technologies Corp.	12,288,875	1,090,146
	Union Pacific Corp.	4,323,731	971,672
	Deere & Co.	2,447,027	883,621
	Trane Technologies plc	4,717,526	879,347
	Northrop Grumman Corp.	2,368,844	866,689
	Fortive Corp.	8,543,718	619,590
	Lockheed Martin Corp.	1,567,069	598,934
	Johnson Controls International plc	7,750,956	515,749
	Vinci SA	3,826,958	435,022
	Schneider Electric SE	2,454,417	390,644
*	Airbus SE	2,859,130	375,650
	Illinois Tool Works Inc.	1,240,536	287,507
			7,914,571
Information Technology (12.9%)
	Microsoft Corp.	21,139,244	5,278,046
	Apple Inc.	18,984,532	2,365,663
	Texas Instruments Inc.	8,924,850	1,694,115
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,132,416	1,658,580
	Global Payments Inc.	6,360,787	1,232,148
	Accenture plc Class A	2,201,185	621,086
	Lam Research Corp.	913,681	593,756
	KLA Corp.	1,605,364	508,724
	Cisco Systems Inc.	9,441,744	499,468
	Fidelity National Information Services Inc.	3,258,758	485,490
*	salesforce.com Inc.	2,026,586	482,530
			15,419,606
Real Estate (0.9%)
	American Tower Corp.	3,018,196	771,028
	VICI Properties Inc.	8,225,068	256,047
			1,027,075
Utilities (2.0%)
	Exelon Corp.	26,076,974	1,176,593
	Duke Energy Corp.	11,614,498	1,164,005
			2,340,598
Total Common Stocks (Cost $43,113,807)			78,816,291
5

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.2%)
U.S. Government Securities (7.8%)
	United States Treasury Note/Bond	0.125%	10/31/22	205,000	205,064
	United States Treasury Note/Bond	0.125%	11/30/22	180,000	180,056
	United States Treasury Note/Bond	0.125%	2/28/23	194,000	194,000
	United States Treasury Note/Bond	0.125%	3/31/23	528,000	527,918
	United States Treasury Note/Bond	2.500%	3/31/23	89,000	92,852
	United States Treasury Note/Bond	0.125%	4/30/23	513,000	512,920
	United States Treasury Note/Bond	0.125%	5/15/23	164,470	164,419
	United States Treasury Note/Bond	2.625%	6/30/23	119,090	125,231
	United States Treasury Note/Bond	2.750%	7/31/23	104,000	109,817
	United States Treasury Note/Bond	0.125%	1/15/24	116,810	116,481
	United States Treasury Note/Bond	0.125%	2/15/24	117,355	117,025
	United States Treasury Note/Bond	0.250%	3/15/24	157,000	157,024
	United States Treasury Note/Bond	1.750%	6/30/24	336,990	351,786
	United States Treasury Note/Bond	2.000%	2/15/25	341,260	360,349
	United States Treasury Note/Bond	1.125%	2/28/25	198,905	203,536
	United States Treasury Note/Bond	0.250%	5/31/25	820,000	810,006
	United States Treasury Note/Bond	0.250%	7/31/25	245,975	242,439
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	65,475
	United States Treasury Note/Bond	0.250%	8/31/25	125,010	123,037
	United States Treasury Note/Bond	0.375%	11/30/25	208,000	205,140
	United States Treasury Note/Bond	0.375%	1/31/26	1,115,320	1,097,022
	United States Treasury Note/Bond	0.750%	3/31/26	107,000	106,900
	United States Treasury Note/Bond	0.750%	4/30/26	89,000	88,861
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	81,271
	United States Treasury Note/Bond	2.000%	11/15/26	30,000	31,730
	United States Treasury Note/Bond	2.250%	11/15/27	383,050	409,564
	United States Treasury Note/Bond	0.625%	5/15/30	278,950	257,724
	United States Treasury Note/Bond	0.875%	11/15/30	192,925	181,138
	United States Treasury Note/Bond	1.125%	2/15/31	327,350	313,438
	United States Treasury Note/Bond	1.625%	5/15/31	41,500	41,584
	United States Treasury Note/Bond	1.125%	8/15/40	206,405	171,348
	United States Treasury Note/Bond	1.875%	2/15/41	613,155	580,677
[2]	United States Treasury Note/Bond	2.250%	5/15/41	99,000	99,758
	United States Treasury Note/Bond	2.875%	5/15/49	395	444
[3]	United States Treasury Note/Bond	2.000%	2/15/50	35,881	33,655
	United States Treasury Note/Bond	1.250%	5/15/50	75,565	58,646
	United States Treasury Note/Bond	1.375%	8/15/50	83,270	66,772
	United States Treasury Note/Bond	1.625%	11/15/50	298,010	254,985
	United States Treasury Note/Bond	1.875%	2/15/51	398,170	362,397
	United States Treasury Note/Bond	2.375%	5/15/51	200,000	204,125
					9,306,614
Conventional Mortgage-Backed Securities (0.0%)
[4,5]	Fannie Mae Pool	1.770%	1/1/36	20,805	20,439
[4,5]	Fannie Mae Pool	3.070%	2/1/25	11,700	12,624
[4,5]	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/22	3	3
[4]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	1,277	1,455
[4,5]	UMBS Pool	2.500%	9/1/27–4/1/38	40,590	42,357
[4,5]	UMBS Pool	3.000%	8/1/42–11/1/46	371	392
[4,5]	UMBS Pool	3.500%	11/1/45–6/1/46	101	108
					77,378
Nonconventional Mortgage-Backed Securities (0.4%)
[4,5]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	18,190	18,367
6

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae REMICS	1.700%	6/25/43	3,183	3,224
[4,5]	Fannie Mae REMICS	2.000%	6/25/44	2,244	2,283
[4,5]	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	77,966	80,859
[4,5]	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	204,600	219,139
[4,5]	Fannie Mae REMICS	4.000%	5/25/31–7/25/53	13,571	14,531
[4,5]	Freddie Mac REMICS	1.500%	10/15/42	8,581	8,619
[4,5]	Freddie Mac REMICS	1.750%	3/15/41	10,035	10,208
[4,5]	Freddie Mac REMICS	2.000%	7/15/31	8,158	8,328
[4,5]	Freddie Mac REMICS	3.000%	12/15/39	1,399	1,407
[4,5]	Freddie Mac REMICS	3.500%	3/15/31	3,107	3,339
[4,5]	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	62,443	67,378
[4]	Ginnie Mae REMICS	1.700%	10/20/45	4,872	4,911
[4]	Ginnie Mae REMICS	1.800%	5/20/41	3,584	3,587
					446,180
Total U.S. Government and Agency Obligations (Cost $9,858,547)					9,830,172
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[4,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	12,897	12,807
[4,6]	Affirm Asset Securitization Trust Series 2021-Z1	1.070%	8/15/25	19,735	19,746
[4,6]	American Tower Trust	3.070%	3/15/23	43,000	43,317
[4,6]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	7,031	7,067
[4,6]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	17,752	18,019
[4,6]	Angel Oak Mortgage Trust I LLC Series 2019-2	3.628%	3/25/49	3,413	3,469
[4,6]	Angel Oak Mortgage Trust I LLC Series 2019-4	2.993%	7/26/49	12,977	13,110
[4,6,7]	Atlas Senior Loan Fund X Ltd. Series 2018-10A, 3M USD LIBOR + 1.090%	1.274%	1/15/31	7,799	7,802
[2,4,6,7,8]	Bain Capital Credit CLO Ltd. Series 2021-3A, 3M USD LIBOR + 1.160%	1.291%	7/24/34	11,155	11,155
[2,4,6,7,8]	Battalion CLO XX Ltd. Series 2021-20A, 3M USD LIBOR + 1.750%	1.881%	7/15/34	16,000	16,000
[2,4,6,7,8]	BlueMountain CLO XXXI Ltd. Series 2021-31A, 3M USD LIBOR + 1.150%	1.281%	4/19/34	30,000	30,000
[4,6]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.270%	12/19/22	1,545	1,556
[4,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	24,938	24,995
[4,6]	CF Hippolyta LLC Series 2021-1A	1.530%	3/15/61	24,470	24,701
[4,6]	Chesapeake Funding II LLC Series 2018-3A	3.390%	1/15/31	14,307	14,554
[4,6]	Chesapeake Funding II LLC Series 2018-1A	3.040%	4/15/30	9,919	9,978
[2,4,6,7,8]	CIFC Funding 2021-III Ltd. Series 2021-3A, 3M USD LIBOR + 1.700%	1.831%	7/15/36	6,400	6,400
[4,6,7]	CIFC Funding Ltd. Series 2018-1A, 3M USD LIBOR + 1.000%	1.190%	4/18/31	12,000	11,944
[4,6]	Cloud Pass-Through Trust Series 2019-1A	3.554%	12/5/22	6,545	6,597
[4,6]	COLT Mortgage Loan Trust Series 2020-1	2.488%	2/25/50	8,412	8,477
[4,6,7]	Columbia Cent CLO 27 Ltd. Series 2018-27A, 3M USD LIBOR + 1.150%	1.326%	10/25/28	16,664	16,665
[4]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	18,085	18,467
[4,6]	DB Master Finance LLC Series 2019-1A	3.787%	5/20/49	15,681	15,972
[4,6]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,996	14,782
7

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	35,630	36,256
[4,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	29,160	30,144
[2,4,6,7]	Dryden Senior Loan Fund Series 2021-87A, 3M USD LIBOR + 1.100%	1.231%	5/20/34	36,675	36,675
[4,6]	Enterprise Fleet Financing LLC Series 2018-1	3.100%	10/20/23	3,013	3,035
[4,6]	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	4,371	4,397
[4,6]	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	9,464	9,550
[4,6]	Enterprise Fleet Financing LLC Series 2019-2	2.290%	2/20/25	18,307	18,577
[4,6]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	12,846	13,022
[4,5,7]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, 1M USD LIBOR + 5.900%	5.992%	10/25/28	4,880	5,108
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	6,649
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	8,100
[4,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	10,698	10,737
[4,6]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	10,693	10,573
[4,6,7]	Life Mortgage Trust Series 2021-BMR, 1M USD LIBOR + 0.700%	0.801%	3/15/38	9,305	9,309
[4,6]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	10,814	10,936
[4,6,7]	Madison Park Funding XIII Ltd. Series 2014-13A, 3M USD LIBOR + 0.950%	1.140%	4/19/30	33,570	33,482
[4,6,7]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR + 0.800%	0.984%	1/15/28	26,212	26,225
[4,6]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	5,999	6,036
[4,6,7]	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	0.587%	7/21/24	36,370	36,438
[4,6]	Mercury Financial Credit Card Master Trust Series 2021-1A	1.540%	3/20/26	33,270	33,264
[2,4,6,7]	Oaktree CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.160%	1.291%	7/15/34	29,000	29,000
[4,6,7,8]	Octagon Investment Partners 51 Ltd. Series 2021-1A, 3M USD LIBOR + 1.150%	1.285%	7/20/34	30,000	30,000
[2,4,6,7]	OHA Credit Funding 3 Ltd. Series 2019-3A, 3M USD LIBOR + 1.140%	1.271%	7/2/35	43,800	43,800
[4,6]	OneMain Direct Auto Receivables Trust Series 2018-1A	3.430%	12/16/24	12,679	12,752
[4,6]	OneMain Financial Issuance Trust Series 2017-1A	2.370%	9/14/32	497	499
[4,6]	OneMain Financial Issuance Trust Series 2019-1A	3.480%	2/14/31	25,183	25,184
[4,6,7,8]	Regatta VI Funding Ltd. Series 2016-1A, 3M USD LIBOR + 1.160%	1.295%	4/20/34	22,000	22,000
[2,4,6,7,8]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.120%	1.251%	4/20/34	20,000	20,000
[2,4,6,7,8]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.650%	1.781%	4/20/34	9,970	9,970
8

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4,6,7,8]	RR 16 Ltd. Series 2021-16A, 3M USD LIBOR + 1.110%	1.241%	7/15/36	26,720	26,720
[2,4,6,7,8]	RR 16 Ltd. Series 2021-16A, 3M USD LIBOR + 1.650%	1.781%	7/15/36	15,540	15,540
[4,6]	Santander Retail Auto Lease Trust Series 2019-B	2.300%	1/20/23	12,145	12,276
[4]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	41,569	45,031
[4,6]	Securitized Term Auto Receivables Trust Series 2018-2A	3.325%	8/25/22	3,264	3,278
[4,6]	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE	4.144%	1/5/43	27,300	26,219
[4,6]	SoFi Consumer Loan Program Trust Series 2019-1	3.240%	2/25/28	266	266
[4,6]	SoFi Consumer Loan Program Trust Series 2020-1	2.020%	1/25/29	7,782	7,843
[4,6]	Springleaf Funding Trust Series 2015-BA	3.480%	5/15/28	4,243	4,257
[4,6]	Start III Ltd. Series 2019-2	3.536%	11/15/44	965	974
[4,6]	START Ireland Series 2019-1	4.089%	3/15/44	12,376	12,506
[4,6,7]	Symphony CLO XIV Ltd. Series 2014-14A, 3M USD LIBOR + 0.950%	1.136%	7/14/26	25,368	25,340
[4,6]	Towd Point Mortgage Trust Series 2016-3	2.250%	4/25/56	435	437
[4,6]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	10,734	11,157
[4,6]	Vantage Data Centers LLC Series 2020-1A	1.645%	9/15/45	29,505	29,535
[4,6,7]	Venture 43 CLO Ltd. Series 2021-43A, 3M USD LIBOR + 1.240%	1.381%	4/15/34	9,500	9,488
[4,6,7]	Voya CLO Ltd. Series 2014-1A, 3M USD LIBOR + 0.990%	1.180%	4/18/31	20,525	20,519
[4,6,7]	Wellfleet CLO X Ltd. Series 2019-XA, 3M USD LIBOR + 1.750%	1.924%	7/20/32	10,000	9,961
[4,6]	Westlake Automobile Receivables Trust Series 2019-3A	2.150%	2/15/23	2,749	2,753
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,158,373)					1,163,398
Corporate Bonds (19.6%)
Communications (1.6%)
	America Movil SAB de CV	3.125%	7/16/22	84,600	87,046
	America Movil SAB de CV	3.625%	4/22/29	26,990	29,484
	America Movil SAB de CV	6.125%	3/30/40	7,380	10,258
	AT&T Inc.	2.750%	6/1/31	36,795	37,294
	AT&T Inc.	3.650%	6/1/51	6,253	6,259
[4,6]	AT&T Inc.	3.500%	9/15/53	33,515	31,942
	AT&T Inc.	3.850%	6/1/60	23,037	23,105
[4,6]	British Telecommunications plc	3.250%	11/8/29	29,620	31,322
[2]	Charter Communications Operating LLC	4.400%	12/1/61	13,740	13,903
	Charter Communications Operating LLC	2.800%	4/1/31	7,150	7,133
	Charter Communications Operating LLC	2.300%	2/1/32	7,150	6,727
	Charter Communications Operating LLC	5.375%	5/1/47	3,455	4,025
	Charter Communications Operating LLC	5.125%	7/1/49	2,904	3,317
	Charter Communications Operating LLC	4.800%	3/1/50	3,777	4,152
	Charter Communications Operating LLC	3.700%	4/1/51	17,760	16,723
	Charter Communications Operating LLC	3.850%	4/1/61	16,610	15,320
	Comcast Corp.	3.600%	3/1/24	50,730	55,113
	Comcast Corp.	3.375%	2/15/25	2,540	2,771
	Comcast Corp.	4.250%	1/15/33	42,890	50,141
	Comcast Corp.	4.200%	8/15/34	26,890	31,258
9

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	5.650%	6/15/35	4,725	6,310
	Comcast Corp.	4.400%	8/15/35	32,325	38,342
	Comcast Corp.	6.500%	11/15/35	4,720	6,734
	Comcast Corp.	6.400%	5/15/38	968	1,395
	Comcast Corp.	4.600%	10/15/38	48,045	58,035
	Comcast Corp.	4.650%	7/15/42	47,970	58,526
	Comcast Corp.	4.500%	1/15/43	22,000	26,396
	Comcast Corp.	4.750%	3/1/44	34,643	43,092
	Comcast Corp.	4.600%	8/15/45	43,296	52,544
	Comcast Corp.	3.969%	11/1/47	8,452	9,514
	Comcast Corp.	4.000%	3/1/48	12,180	13,706
	Comcast Corp.	4.700%	10/15/48	40,520	50,406
	Comcast Corp.	3.999%	11/1/49	23,162	26,209
	Comcast Corp.	2.450%	8/15/52	25,780	22,225
	Comcast Corp.	4.049%	11/1/52	19,920	22,795
	Comcast Corp.	4.950%	10/15/58	17,925	23,832
[2,4,6]	Cox Communications Inc.	2.600%	6/15/31	17,795	17,778
[4,6]	Cox Communications Inc.	3.250%	12/15/22	27,995	29,245
[4,6]	Cox Communications Inc.	2.950%	6/30/23	5,870	6,151
[4,6]	Cox Communications Inc.	3.150%	8/15/24	7,268	7,807
[4,6]	Cox Communications Inc.	4.800%	2/1/35	30,000	35,387
[4,6]	Cox Communications Inc.	6.450%	12/1/36	5,850	7,776
[4,6]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,918	12,023
[4,6]	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,754	25,049
	Discovery Communications LLC	4.125%	5/15/29	4,172	4,597
	Discovery Communications LLC	3.625%	5/15/30	4,710	5,043
	Discovery Communications LLC	4.650%	5/15/50	4,718	5,251
[4,6]	Discovery Communications LLC	4.000%	9/15/55	16,442	16,390
	NBCUniversal Media LLC	4.450%	1/15/43	10,370	12,352
[4,6]	NTT Finance Corp.	1.162%	4/3/26	44,235	44,123
[4,6]	NTT Finance Corp.	2.065%	4/3/31	9,445	9,407
[4,6]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	23,571
	Orange SA	9.000%	3/1/31	20,280	31,611
[4,6]	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	12,688
[4,6]	Sky Ltd.	3.750%	9/16/24	45,046	49,461
[4,6]	Sprint Spectrum Co. LLC	4.738%	3/20/25	46,090	49,443
	Telefonica Emisiones SA	5.213%	3/8/47	19,100	22,878
	Telefonica Emisiones SA	5.520%	3/1/49	19,772	24,640
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,462
	T-Mobile USA Inc.	2.050%	2/15/28	24,985	24,914
	T-Mobile USA Inc.	3.875%	4/15/30	24,165	26,422
	T-Mobile USA Inc.	2.550%	2/15/31	4,750	4,712
	T-Mobile USA Inc.	2.250%	11/15/31	4,745	4,567
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	17,587
	T-Mobile USA Inc.	4.500%	4/15/50	22,950	25,959
	T-Mobile USA Inc.	3.300%	2/15/51	19,300	18,115
	T-Mobile USA Inc.	3.600%	11/15/60	9,460	9,107
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,280	7,291
	Verizon Communications Inc.	2.987%	10/30/56	9,247	8,279
	Verizon Communications Inc.	4.329%	9/21/28	23,335	26,863
	Verizon Communications Inc.	4.812%	3/15/39	85,963	105,363
	Verizon Communications Inc.	4.750%	11/1/41	7,750	9,402
	Verizon Communications Inc.	4.862%	8/21/46	20,077	24,947
10

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	5.012%	4/15/49	2,301	2,918
	Verizon Communications Inc.	4.672%	3/15/55	11,007	13,605
	ViacomCBS Inc.	3.700%	6/1/28	15,190	16,656
	Vodafone Group plc	5.000%	5/30/38	1,895	2,304
	Vodafone Group plc	5.250%	5/30/48	45,220	57,295
	Walt Disney Co.	3.000%	9/15/22	11,891	12,309
	Walt Disney Co.	2.650%	1/13/31	3,850	3,979
	Walt Disney Co.	3.500%	5/13/40	50,260	53,690
	Walt Disney Co.	2.750%	9/1/49	16,835	15,706
	Walt Disney Co.	3.600%	1/13/51	27,250	29,310
	Walt Disney Co.	3.800%	5/13/60	28,415	31,280
					1,937,067
Consumer Discretionary (0.8%)
	Amazon.com Inc.	2.800%	8/22/24	14,010	14,997
	Amazon.com Inc.	4.800%	12/5/34	37,370	47,254
	Amazon.com Inc.	4.950%	12/5/44	22,605	29,505
	Amazon.com Inc.	4.250%	8/22/57	41,385	50,147
[4]	American Honda Finance Corp.	2.000%	3/24/28	19,250	19,588
	AutoZone Inc.	3.700%	4/15/22	46,136	47,094
[4,6]	BMW US Capital LLC	0.800%	4/1/24	12,590	12,688
[4,6]	Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,002
[4,6]	Daimler Finance North America LLC	3.250%	8/1/24	5,870	6,305
[4]	Duke University	2.832%	10/1/55	25,700	25,566
[4]	Emory University	2.143%	9/1/30	25,351	25,528
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	62,587
[4]	Georgetown University	4.315%	4/1/49	5,405	6,615
[4]	Georgetown University	2.943%	4/1/50	9,430	9,150
	Home Depot Inc.	3.900%	12/6/28	10,250	11,784
	Home Depot Inc.	3.300%	4/15/40	18,410	19,482
	Home Depot Inc.	4.400%	3/15/45	28,655	35,032
	Home Depot Inc.	4.500%	12/6/48	12,215	15,276
[4,6]	Hyundai Capital America	0.800%	4/3/23	91,160	91,282
[4,6,7]	Hyundai Capital America, 3M USD LIBOR + 0.940%	1.137%	7/8/21	50,400	50,431
[4]	Johns Hopkins University	4.083%	7/1/53	7,805	9,560
[4]	Johns Hopkins University	2.813%	1/1/60	6,420	6,228
	Leland Stanford Junior University	6.875%	2/1/24	13,685	15,752
[4]	Leland Stanford Junior University	7.650%	6/15/26	29,000	37,184
	Lowe's Cos. Inc.	3.100%	5/3/27	68,700	74,814
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	17,140
[4]	McDonald's Corp.	3.250%	6/10/24	5,460	5,885
[4]	McDonald's Corp.	4.875%	12/9/45	9,940	12,372
[4]	McDonald's Corp.	3.625%	9/1/49	37,735	39,740
[4]	Northeastern University	2.894%	10/1/50	6,995	6,894
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,455	31,577
	Starbucks Corp.	4.500%	11/15/48	51,181	60,705
[4]	University of Chicago	2.761%	4/1/45	5,825	5,801
	VF Corp.	2.800%	4/23/27	17,615	18,821
	VF Corp.	2.950%	4/23/30	37,015	38,734
					965,520
Consumer Staples (0.9%)
	Altria Group Inc.	5.800%	2/14/39	26,150	31,617
	Altria Group Inc.	4.500%	5/2/43	10,705	11,249
	Altria Group Inc.	3.875%	9/16/46	22,775	21,686
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	24,349
11

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	35,700	42,508
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	61,085	73,577
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	4,997
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	20,608
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	9,225	10,701
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	45,100
	BAT Capital Corp.	3.557%	8/15/27	63,450	67,493
[4,6]	Cargill Inc.	6.875%	5/1/28	19,355	24,760
[4,6]	Cargill Inc.	2.125%	4/23/30	5,265	5,249
[4,6]	Cargill Inc.	4.760%	11/23/45	28,190	35,624
[4,6]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	22,695
[4,6]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	32,165	32,200
[4]	Coca-Cola Europacific Partners plc	4.500%	9/1/21	8,430	8,430
[4]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,435
	Conagra Brands Inc.	4.600%	11/1/25	7,855	8,995
	Conagra Brands Inc.	1.375%	11/1/27	11,765	11,457
	Conagra Brands Inc.	5.300%	11/1/38	6,410	7,936
	Constellation Brands Inc.	2.700%	5/9/22	2,385	2,433
	Constellation Brands Inc.	3.750%	5/1/50	2,415	2,558
[4,6]	Danone SA	2.947%	11/2/26	30,550	32,901
	Diageo Capital plc	2.625%	4/29/23	48,310	50,241
	Diageo Capital plc	2.375%	10/24/29	20,000	20,481
	Diageo Capital plc	2.000%	4/29/30	5,830	5,770
	Diageo Capital plc	2.125%	4/29/32	1,845	1,817
	Diageo Investment Corp.	2.875%	5/11/22	26,991	27,662
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,615	13,027
[2]	Hormel Foods Corp.	1.700%	6/3/28	8,125	8,118
[4,6]	Imperial Brands Finance plc	3.750%	7/21/22	34,745	35,763
	Kroger Co.	3.850%	8/1/23	10,770	11,482
	Kroger Co.	4.000%	2/1/24	22,290	24,150
	McCormick & Co. Inc.	2.500%	4/15/30	3,205	3,252
	Molson Coors Beverage Co.	3.500%	5/1/22	16,525	17,010
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	58,937
	PepsiCo Inc.	4.000%	3/5/42	51,391	60,416
	Philip Morris International Inc.	2.500%	8/22/22	21,645	22,251
	Philip Morris International Inc.	3.600%	11/15/23	7,000	7,572
	Philip Morris International Inc.	3.375%	8/11/25	14,440	15,788
	Philip Morris International Inc.	4.875%	11/15/43	6,185	7,521
[4,6]	Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	16,021
	Walmart Inc.	3.550%	6/26/25	56,910	63,137
	Walmart Inc.	3.625%	12/15/47	14,215	16,083
					1,053,057
Energy (0.9%)
[4,6]	BG Energy Capital plc	4.000%	10/15/21	5,000	5,068
[4]	BP Capital Markets America Inc.	3.245%	5/6/22	35,000	35,994
	BP Capital Markets America Inc.	1.749%	8/10/30	7,780	7,477
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	10,619
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	28,110
	BP Capital Markets plc	2.500%	11/6/22	22,000	22,703
	BP Capital Markets plc	3.994%	9/26/23	16,185	17,537
	BP Capital Markets plc	3.814%	2/10/24	38,938	42,415
	BP Capital Markets plc	3.506%	3/17/25	50,285	55,360
	Chevron Corp.	3.191%	6/24/23	25,330	26,656
	Cimarex Energy Co.	4.375%	6/1/24	31,555	34,541
	ConocoPhillips Co.	4.950%	3/15/26	4,385	5,116
12

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.250%	4/15/29	40,000	46,617
	Energy Transfer LP	5.350%	5/15/45	3,500	3,932
	Energy Transfer LP	5.300%	4/15/47	5,745	6,407
	Energy Transfer LP	5.400%	10/1/47	750	850
	Enterprise Products Operating LLC	4.250%	2/15/48	26,420	29,023
	Enterprise Products Operating LLC	3.700%	1/31/51	5,935	6,008
	Exxon Mobil Corp.	2.726%	3/1/23	11,910	12,380
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,844
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	38,886
	Exxon Mobil Corp.	2.440%	8/16/29	25,195	26,072
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	37,236
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	13,708
[4,6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	47,605	47,006
[4,6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	23,800	23,624
	Plains All American Pipeline LP	3.850%	10/15/23	36,775	38,984
[4,6]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	34,213
[4,6]	Schlumberger Investment SA	2.400%	8/1/22	23,925	24,361
	Schlumberger Investment SA	3.650%	12/1/23	44,520	47,716
	Shell International Finance BV	3.250%	5/11/25	11,051	12,069
	Shell International Finance BV	4.125%	5/11/35	43,465	50,882
	Shell International Finance BV	5.500%	3/25/40	12,990	17,727
	Shell International Finance BV	4.375%	5/11/45	96,700	115,498
	Suncor Energy Inc.	5.950%	12/1/34	20,700	26,658
	Total Capital International SA	2.700%	1/25/23	36,510	37,977
	Total Capital International SA	3.750%	4/10/24	41,500	45,419
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	54,663
	TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	8,098
					1,106,454
Financials (7.4%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	30,281
[4,6]	AIA Group Ltd.	3.600%	4/9/29	50,475	55,343
[4,6]	AIA Group Ltd.	3.375%	4/7/30	12,460	13,470
[4]	American Express Credit Corp.	2.700%	3/3/22	54,990	55,916
	American International Group Inc.	3.750%	7/10/25	8,990	9,914
	American International Group Inc.	4.250%	3/15/29	35,227	40,241
	American International Group Inc.	4.700%	7/10/35	2,375	2,833
	American International Group Inc.	6.250%	5/1/36	7,775	10,622
	American International Group Inc.	4.500%	7/16/44	12,612	14,732
	American International Group Inc.	4.800%	7/10/45	7,130	8,607
	American International Group Inc.	4.750%	4/1/48	4,585	5,572
	American International Group Inc.	4.375%	6/30/50	9,505	11,049
	American International Group Inc.	4.375%	1/15/55	4,755	5,466
[4,6]	Athene Global Funding	1.000%	4/16/24	22,095	22,205
[4,6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	21,249
	Banco Santander SA	3.125%	2/23/23	28,400	29,660
	Banco Santander SA	3.848%	4/12/23	16,400	17,408
	Banco Santander SA	1.849%	3/25/26	32,200	32,699
	Banco Santander SA	2.749%	12/3/30	15,600	15,276
[4]	Bank of America Corp.	3.300%	1/11/23	7,905	8,286
[4]	Bank of America Corp.	2.816%	7/21/23	60,525	62,200
[4]	Bank of America Corp.	4.125%	1/22/24	16,100	17,635
[4]	Bank of America Corp.	4.000%	1/22/25	32,900	36,303
[4]	Bank of America Corp.	3.500%	4/19/26	10,000	11,077
[4]	Bank of America Corp.	3.559%	4/23/27	86,705	95,376
13

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of America Corp.	3.593%	7/21/28	37,950	41,822
[4]	Bank of America Corp.	3.419%	12/20/28	8,681	9,489
[4]	Bank of America Corp.	4.271%	7/23/29	74,365	84,881
[4]	Bank of America Corp.	3.974%	2/7/30	120,185	135,013
[4]	Bank of America Corp.	3.194%	7/23/30	35,285	37,581
[4]	Bank of America Corp.	2.496%	2/13/31	50,870	51,284
[4]	Bank of America Corp.	5.875%	2/7/42	9,965	13,894
[4]	Bank of America Corp.	5.000%	1/21/44	39,433	50,231
[4]	Bank of America Corp.	3.946%	1/23/49	5,380	5,962
[4]	Bank of America Corp.	4.330%	3/15/50	78,120	92,021
[4,6]	Bank of Montreal	2.500%	1/11/22	60,000	60,838
[4]	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	30,299
	Bank of Nova Scotia	2.700%	8/3/26	63,160	67,757
[4]	Barclays plc	3.932%	5/7/25	55,605	60,290
	Barclays plc	2.667%	3/10/32	44,170	43,751
[7]	Barclays plc, 3M USD LIBOR + 1.380%	1.536%	5/16/24	36,385	37,015
[4,6]	BNP Paribas SA	2.871%	4/19/32	23,435	23,713
[4,6]	BNP Paribas SA	2.950%	5/23/22	4,105	4,211
[4]	BNP Paribas SA	3.250%	3/3/23	7,620	8,025
[4,6]	BNP Paribas SA	3.800%	1/10/24	25,780	27,845
[4,6]	BNP Paribas SA	3.375%	1/9/25	60,670	65,544
[4,6]	BNP Paribas SA	2.819%	11/19/25	45,685	48,287
[4,6]	BNP Paribas SA	1.323%	1/13/27	18,995	18,785
[4,6]	BNP Paribas SA	3.500%	11/16/27	69,325	75,810
[4,6]	BPCE SA	5.700%	10/22/23	6,225	6,930
	BPCE SA	4.000%	4/15/24	30,615	33,547
[4,6]	BPCE SA	5.150%	7/21/24	43,790	49,101
[4,6]	BPCE SA	3.500%	10/23/27	64,230	70,056
[4,6]	BPCE SA	2.700%	10/1/29	50,000	51,477
[4,6]	Brighthouse Financial Global Funding	1.000%	4/12/24	2,425	2,434
[4,6]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	20,307
[7]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	0.910%	6/16/22	57,780	58,190
	Capital One Financial Corp.	3.750%	4/24/24	55,460	60,354
	Capital One Financial Corp.	3.200%	2/5/25	24,185	26,098
	Charles Schwab Corp.	0.750%	3/18/24	30,130	30,363
	Charles Schwab Corp.	3.200%	3/2/27	19,665	21,570
	Charles Schwab Corp.	2.000%	3/20/28	27,375	27,891
	Chubb Corp.	6.000%	5/11/37	50,000	70,585
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	24,216
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	36,481
	Citigroup Inc.	4.500%	1/14/22	33,920	34,814
	Citigroup Inc.	0.981%	5/1/25	32,820	33,019
	Citigroup Inc.	4.125%	7/25/28	14,550	16,372
[4]	Citigroup Inc.	3.520%	10/27/28	72,550	79,696
	Citigroup Inc.	6.625%	6/15/32	45,000	60,834
[4]	Citigroup Inc.	3.878%	1/24/39	37,030	41,128
[4]	Comerica Bank	2.500%	7/23/24	27,415	29,014
[4,6]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	72,899
[4,6]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	46,207
[4,6]	Credit Agricole SA	3.750%	4/24/23	31,675	33,672
[4,6]	Credit Agricole SA	3.250%	10/4/24	71,600	77,156
	Credit Suisse AG	3.000%	10/29/21	18,325	18,533
[4]	Credit Suisse AG	3.625%	9/9/24	4,885	5,338
[4,6]	Credit Suisse Group AG	3.091%	5/14/32	30,370	30,842
14

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Credit Suisse Group AG	3.574%	1/9/23	20,675	21,045
[4,6]	Credit Suisse Group AG	4.207%	6/12/24	12,375	13,219
	Credit Suisse Group AG	3.750%	3/26/25	67,850	73,749
[4,6]	Credit Suisse Group AG	2.593%	9/11/25	17,585	18,366
[4,6]	Credit Suisse Group AG	3.869%	1/12/29	10,980	11,952
[4,6,7]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.424%	6/12/24	25,015	25,376
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	57,623
[4,6]	Danske Bank A/S	5.000%	1/12/22	21,605	22,183
[4,6]	Danske Bank A/S	3.875%	9/12/23	46,290	49,462
[4,6]	Danske Bank A/S	5.375%	1/12/24	28,240	31,495
[4,6]	Danske Bank A/S	1.621%	9/11/26	28,990	28,957
[4]	Deutsche Bank AG	4.250%	10/14/21	25,995	26,354
[4,6]	DNB Bank ASA	1.535%	5/25/27	44,030	44,221
[4,6]	DNB Boligkreditt A/S	2.500%	3/28/22	47,550	48,438
[4,6]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	27,866
[4,6]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	10,503
[4,6]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	17,900
[6]	Farmers Exchange Capital	7.050%	7/15/28	25,000	30,583
	Fifth Third Bancorp	2.550%	5/5/27	19,150	20,190
[6]	Five Corners Funding Trust	4.419%	11/15/23	5,935	6,494
[4,6]	GA Global Funding Trust	1.000%	4/8/24	21,750	21,850
	Global Payments Inc.	2.900%	5/15/30	14,680	15,060
	Globe Life Inc.	7.875%	5/15/23	45,000	51,161
	Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	42,175
[4]	Goldman Sachs Group Inc.	2.876%	10/31/22	64,880	65,559
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	37,211
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	19,043
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	49,848
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	19,937
	Goldman Sachs Group Inc.	1.431%	3/9/27	71,545	71,579
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	16,658
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	26,383
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	76,933
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,490	21,732
	Goldman Sachs Group Inc.	2.615%	4/22/32	74,125	74,742
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	62,979
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	28,984
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	32,271
[4,6]	Guardian Life Global Funding	1.250%	5/13/26	6,735	6,731
	HSBC Holdings plc	0.976%	5/24/25	10,150	10,194
	HSBC Holdings plc	2.804%	5/24/32	50,910	51,472
	HSBC Holdings plc	3.600%	5/25/23	60,200	64,051
	HSBC Holdings plc	3.900%	5/25/26	12,085	13,484
	HSBC Holdings plc	1.589%	5/24/27	25,850	25,925
[4]	HSBC Holdings plc	4.041%	3/13/28	21,805	24,240
[4]	HSBC Holdings plc	4.583%	6/19/29	40,480	46,307
[4]	HSBC Holdings plc	2.357%	8/18/31	54,320	53,315
	HSBC Holdings plc	6.500%	5/2/36	25,000	33,831
	HSBC Holdings plc	6.100%	1/14/42	40,665	57,568
	HSBC Holdings plc	5.250%	3/14/44	13,210	16,614
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.155%	5/18/24	26,340	26,651
	HSBC USA Inc.	3.500%	6/23/24	28,025	30,454
15

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ING Groep NV	3.150%	3/29/22	12,955	13,267
	ING Groep NV	3.950%	3/29/27	44,565	50,148
	ING Groep NV	1.726%	4/1/27	16,075	16,272
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	5,468
	Intercontinental Exchange Inc.	3.000%	6/15/50	12,730	12,062
[4,6]	JAB Holdings BV	3.750%	5/28/51	19,275	19,361
[4,6]	JAB Holdings BV	2.200%	11/23/30	9,385	8,968
[4,6]	Jackson National Life Global Funding	3.250%	1/30/24	24,070	25,733
[6]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	25,002
[2]	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	42,247
	JPMorgan Chase & Co.	3.375%	5/1/23	27,610	29,177
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	42,513
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	15,428
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	33,848
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	15,432
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	74,951
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	17,737
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	59,247
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	19,538
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	130,739
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	24,100
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	21,951
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	19,106
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	178,918
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	19,579
[4,6]	Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,393
[4,6]	Liberty Mutual Group Inc.	4.569%	2/1/29	11,170	12,937
[6]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	39,837
[4,6]	LSEGA Financing plc	2.000%	4/6/28	24,615	24,704
[4,6]	LSEGA Financing plc	2.500%	4/6/31	37,780	37,931
[4,6]	LSEGA Financing plc	1.375%	4/6/26	56,790	57,071
[4,6]	Macquarie Group Ltd.	4.150%	3/27/24	49,500	52,624
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	26,464
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	27,293
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	14,317
	MetLife Inc.	3.600%	4/10/24	35,035	38,122
	MetLife Inc.	4.125%	8/13/42	5,565	6,442
	MetLife Inc.	4.875%	11/13/43	17,000	21,763
[4,6]	Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	14,059
[4,6]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	26,280
[4,6]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	23,292
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	67,980	69,783
[2]	Morgan Stanley	0.790%	5/30/25	42,545	42,576
[4]	Morgan Stanley	3.875%	4/29/24	97,010	105,929
[4]	Morgan Stanley	3.700%	10/23/24	29,050	31,924
[4]	Morgan Stanley	2.720%	7/22/25	53,860	57,121
[4]	Morgan Stanley	4.000%	7/23/25	29,455	32,958
[4]	Morgan Stanley	3.125%	7/27/26	11,435	12,444
[4]	Morgan Stanley	6.250%	8/9/26	20,000	24,774
	Morgan Stanley	3.625%	1/20/27	60,000	66,872
[4]	Morgan Stanley	3.772%	1/24/29	56,905	63,362
[4]	Morgan Stanley	2.699%	1/22/31	74,290	76,676
	Morgan Stanley	4.300%	1/27/45	18,360	21,835
[4,6]	National Australia Bank Ltd.	2.990%	5/21/31	43,770	43,981
[4,6]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	72,552
16

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Nationwide Building Society	3.622%	4/26/23	23,975	24,661
[4,6]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	52,214
[4,6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	38,985	41,882
[4,6]	NatWest Markets plc	0.800%	8/12/24	22,050	22,077
[4,6]	NBK SPC Ltd.	2.750%	5/30/22	56,530	57,678
[4,6]	New York Life Global Funding	2.900%	1/17/24	29,050	30,873
[4,6]	New York Life Insurance Co.	5.875%	5/15/33	55,395	71,855
[4,6]	New York Life Insurance Co.	3.750%	5/15/50	9,245	9,915
[4,6]	New York Life Insurance Co.	4.450%	5/15/69	15,270	18,480
[4,6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	26,434
[4,6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	9,678
[4,6]	Pacific Life Global Funding II	1.375%	4/14/26	27,085	27,240
[4,6]	Penske Truck Leasing Co. LP	3.450%	7/1/24	16,420	17,698
[4,6]	Penske Truck Leasing Co. LP	2.700%	11/1/24	10,220	10,813
[4,6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	57,090
[4,6]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	18,592
[4]	PNC Bank NA	3.300%	10/30/24	18,195	19,853
[4]	PNC Bank NA	4.200%	11/1/25	16,650	18,937
[4]	PNC Bank NA	3.100%	10/25/27	41,975	46,047
[4]	PNC Bank NA	3.250%	1/22/28	60,465	66,276
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	45,428
	PNC Financial Services Group Inc.	2.550%	1/22/30	54,405	56,453
[4,6]	Principal Life Global Funding II	2.500%	9/16/29	25,000	25,665
	Prudential plc	3.125%	4/14/30	14,640	15,628
	Santander Holdings USA Inc.	3.700%	3/28/22	33,065	33,865
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	21,235
[4,6]	Societe Generale SA	3.250%	1/12/22	38,635	39,318
[4,6]	Standard Chartered plc	1.214%	3/23/25	6,465	6,526
[4]	State Street Corp.	2.653%	5/15/23	30,770	31,473
[4,6]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	58,195	58,434
[4,6]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	24,830	30,897
[4,6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	48,726
	Truist Bank	2.625%	1/15/22	16,800	17,021
[4]	Truist Bank	3.300%	5/15/26	12,895	14,191
[4]	Truist Financial Corp.	2.750%	4/1/22	61,300	62,480
[4]	Truist Financial Corp.	2.200%	3/16/23	31,045	32,055
[4]	Truist Financial Corp.	3.700%	6/5/25	49,000	54,187
[4]	Truist Financial Corp.	1.950%	6/5/30	22,005	21,713
[2,4,6]	UBS AG	1.250%	6/1/26	36,125	36,107
[4,6]	UBS Group AG	3.126%	8/13/30	16,000	16,925
[4,6]	UBS Group AG	2.095%	2/11/32	23,650	22,720
[2,4,6]	UniCredit SpA	1.982%	6/3/27	35,165	35,178
[2,4,6]	UniCredit SpA	3.127%	6/3/32	38,145	38,038
[4]	US Bancorp	3.700%	1/30/24	52,500	56,923
[4]	Wells Fargo & Co.	0.805%	5/19/25	13,885	13,937
[4]	Wells Fargo & Co.	3.500%	3/8/22	10,720	10,991
[4]	Wells Fargo & Co.	3.450%	2/13/23	48,895	51,445
	Wells Fargo & Co.	4.480%	1/16/24	46,156	50,846
[4]	Wells Fargo & Co.	3.750%	1/24/24	50,755	54,908
[4]	Wells Fargo & Co.	3.550%	9/29/25	32,170	35,498
	Wells Fargo & Co.	3.000%	4/22/26	39,405	42,663
[4]	Wells Fargo & Co.	3.196%	6/17/27	60,555	65,796
[4]	Wells Fargo & Co.	2.879%	10/30/30	15,000	15,710
17

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo & Co.	2.572%	2/11/31	76,020	77,722
	Wells Fargo & Co.	5.606%	1/15/44	68,281	90,400
[4]	Wells Fargo & Co.	4.650%	11/4/44	10,315	12,229
[4]	Wells Fargo & Co.	4.900%	11/17/45	19,160	23,447
[4]	Wells Fargo & Co.	4.400%	6/14/46	73,300	85,035
[4]	Wells Fargo & Co.	4.750%	12/7/46	23,150	28,040
					8,876,064
Health Care (2.3%)
	AbbVie Inc.	3.450%	3/15/22	18,695	19,064
	AbbVie Inc.	3.800%	3/15/25	15,725	17,268
	AbbVie Inc.	4.050%	11/21/39	20,255	22,766
	AbbVie Inc.	4.850%	6/15/44	18,000	22,082
	AbbVie Inc.	4.450%	5/14/46	29,520	34,607
	AbbVie Inc.	4.250%	11/21/49	18,435	21,245
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	7,236
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	8,885
	Aetna Inc.	2.800%	6/15/23	25,660	26,784
[4,6]	Alcon Finance Corp.	2.750%	9/23/26	5,830	6,190
[4,6]	Alcon Finance Corp.	2.600%	5/27/30	4,690	4,743
[4,6]	Alcon Finance Corp.	3.800%	9/23/49	22,830	24,213
	AmerisourceBergen Corp.	0.737%	3/15/23	56,400	56,582
	Amgen Inc.	2.770%	9/1/53	14,741	13,294
	Amgen Inc.	2.300%	2/25/31	43,075	42,976
	Amgen Inc.	3.150%	2/21/40	29,570	29,903
	Amgen Inc.	5.150%	11/15/41	10,583	13,560
	Anthem Inc.	3.300%	1/15/23	42,468	44,477
	Anthem Inc.	3.650%	12/1/27	26,975	30,071
	Anthem Inc.	4.101%	3/1/28	40,910	46,368
	Anthem Inc.	2.550%	3/15/31	35,565	36,162
	Anthem Inc.	4.650%	8/15/44	2,876	3,470
[4]	Ascension Health	2.532%	11/15/29	22,515	23,440
[4]	Ascension Health	4.847%	11/15/53	23,970	32,350
	AstraZeneca plc	4.000%	1/17/29	47,000	53,636
	AstraZeneca plc	6.450%	9/15/37	23,385	34,073
[4,6]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	52,288
[4,6]	Bayer US Finance LLC	3.000%	10/8/21	46,850	47,293
[4,6]	Bayer US Finance LLC	3.375%	10/8/24	33,220	35,892
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	18,495
[4]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	11,084
	Boston Scientific Corp.	4.000%	3/1/29	6,810	7,668
	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,553	4,739
	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,534	7,900
	Bristol-Myers Squibb Co.	3.400%	7/26/29	31,020	34,385
	Bristol-Myers Squibb Co.	4.125%	6/15/39	17,720	20,827
	Bristol-Myers Squibb Co.	4.550%	2/20/48	7,347	9,152
	Bristol-Myers Squibb Co.	4.250%	10/26/49	20,963	25,257
	Bristol-Myers Squibb Co.	2.550%	11/13/50	11,865	10,807
[4]	Children's Hospital Corp.	2.585%	2/1/50	5,460	4,971
[4]	Cigna Corp.	3.250%	4/15/25	31,655	34,289
	Cigna Corp.	4.375%	10/15/28	18,600	21,466
	CommonSpirit Health	2.950%	11/1/22	13,735	14,197
	CommonSpirit Health	4.200%	8/1/23	9,885	10,647
	CommonSpirit Health	2.760%	10/1/24	29,395	31,144
	CommonSpirit Health	3.347%	10/1/29	32,755	35,133
	CommonSpirit Health	2.782%	10/1/30	15,150	15,526
18

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CommonSpirit Health	4.350%	11/1/42	23,365	26,582
	CommonSpirit Health	4.187%	10/1/49	34,985	38,410
[4]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	10,289
	CVS Health Corp.	4.300%	3/25/28	2,453	2,811
	CVS Health Corp.	4.875%	7/20/35	6,900	8,316
	CVS Health Corp.	4.125%	4/1/40	11,570	12,896
	CVS Health Corp.	5.125%	7/20/45	31,100	38,976
	Dignity Health	3.812%	11/1/24	20,780	22,598
[4,6]	EMD Finance LLC	2.950%	3/19/22	23,660	24,059
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	29,054
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	24,333
	Gilead Sciences Inc.	4.500%	2/1/45	4,945	5,810
	Gilead Sciences Inc.	2.800%	10/1/50	38,610	35,117
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	33,184
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	59,626
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	16,307
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	18,751
[4]	Mass General Brigham Inc.	3.192%	7/1/49	24,480	25,059
[4]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	33,673
	Medtronic Inc.	3.500%	3/15/25	13,468	14,872
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	18,730
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	15,049
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,630	12,983
	Merck & Co. Inc.	2.750%	2/10/25	47,090	50,430
	Merck & Co. Inc.	3.400%	3/7/29	49,240	54,755
	Merck & Co. Inc.	4.150%	5/18/43	22,090	26,301
	Merck & Co. Inc.	4.000%	3/7/49	52,385	61,574
[4]	Mercy Health	4.302%	7/1/28	20,339	23,581
	Novartis Capital Corp.	3.400%	5/6/24	16,695	18,176
	Novartis Capital Corp.	4.400%	5/6/44	25,896	32,117
	Pfizer Inc.	3.450%	3/15/29	70,335	78,261
	Pfizer Inc.	1.700%	5/28/30	6,065	5,939
	Pfizer Inc.	4.100%	9/15/38	53,995	63,901
	Pfizer Inc.	2.550%	5/28/40	7,535	7,312
	Pfizer Inc.	2.700%	5/28/50	8,330	7,915
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	18,041
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	13,488
[4,6]	Royalty Pharma plc	3.300%	9/2/40	14,550	14,121
[4,6]	Royalty Pharma plc	3.550%	9/2/50	44,555	42,875
[4]	Rush Obligated Group	3.922%	11/15/29	11,880	13,436
[4]	SSM Health Care Corp.	3.823%	6/1/27	34,910	39,341
[4]	Sutter Health	2.294%	8/15/30	18,345	18,295
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,355	29,609
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,255	17,856
	Toledo Hospital	5.750%	11/15/38	18,910	22,451
	UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,764
	UnitedHealth Group Inc.	2.875%	3/15/23	16,000	16,749
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	16,790
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	39,382
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	7,473
	UnitedHealth Group Inc.	4.625%	7/15/35	9,595	11,886
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	8,330
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	79,968
19

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	31,184
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	10,144
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	26,607
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	6,135
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	25,522
	UnitedHealth Group Inc.	2.900%	5/15/50	26,720	25,844
	UnitedHealth Group Inc.	3.875%	8/15/59	4,125	4,689
	UnitedHealth Group Inc.	3.125%	5/15/60	13,830	13,686
	Wyeth LLC	5.950%	4/1/37	25,000	34,965
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	33,425
					2,713,408
Industrials (0.9%)
[4,6]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	12,201
[4,6]	BAE Systems plc	3.400%	4/15/30	7,335	7,863
	Boeing Co.	1.433%	2/4/24	37,830	37,950
	Boeing Co.	2.700%	2/1/27	17,155	17,716
	Boeing Co.	8.625%	11/15/31	9,460	13,768
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,710
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	22,308
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	22,369
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	7,381
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	15,553
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	3,134
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	9,871
	Canadian National Railway Co.	2.450%	5/1/50	6,870	5,952
	Carrier Global Corp.	2.722%	2/15/30	15,418	15,854
	Caterpillar Inc.	3.400%	5/15/24	14,200	15,372
[4]	Continental Airlines Pass-Through Trust Series 2007-1	5.983%	4/19/22	11,292	11,576
	CSX Corp.	4.300%	3/1/48	16,150	18,797
	CSX Corp.	3.350%	9/15/49	5,535	5,617
	Deere & Co.	7.125%	3/3/31	17,500	25,113
[4,6]	ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,374
[4,6]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	28,929
[4]	Federal Express Corp. 1998 Pass-Through Trust Series 1998	6.720%	1/15/22	1,284	1,336
	FedEx Corp.	4.100%	2/1/45	4,455	4,918
	FedEx Corp.	4.550%	4/1/46	6,073	7,109
	FedEx Corp.	4.050%	2/15/48	1,705	1,884
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	57,018
[4]	John Deere Capital Corp.	3.450%	3/13/25	43,145	47,447
[4]	Kansas City Southern	4.950%	8/15/45	16,985	20,959
	Lockheed Martin Corp.	2.900%	3/1/25	10,450	11,256
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,679
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	9,822
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	18,343
	Lockheed Martin Corp.	2.800%	6/15/50	7,285	6,997
	Lockheed Martin Corp.	4.090%	9/15/52	5,500	6,587
	Otis Worldwide Corp.	2.565%	2/15/30	8,000	8,176
	Otis Worldwide Corp.	3.112%	2/15/40	17,030	17,164
	Otis Worldwide Corp.	3.362%	2/15/50	30,240	30,737
	Parker-Hannifin Corp.	3.250%	6/14/29	9,650	10,439
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	17,735	21,149
	Raytheon Technologies Corp.	4.125%	11/16/28	16,675	19,010
	Raytheon Technologies Corp.	6.050%	6/1/36	20,325	27,885
20

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.450%	11/16/38	9,325	10,977
	Raytheon Technologies Corp.	4.500%	6/1/42	8,727	10,494
	Raytheon Technologies Corp.	3.750%	11/1/46	5,923	6,405
[4,6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	20,379
[4,6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	35,655	35,376
[4,6]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	65,705
[4,6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	42,346
[4]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	5,158	5,285
	Teledyne Technologies Inc.	2.250%	4/1/28	37,435	37,981
	Teledyne Technologies Inc.	2.750%	4/1/31	41,220	41,656
	Union Pacific Corp.	3.700%	3/1/29	17,470	19,502
	Union Pacific Corp.	3.250%	2/5/50	5,565	5,565
	Union Pacific Corp.	3.799%	10/1/51	23,191	25,285
	Union Pacific Corp.	3.839%	3/20/60	9,530	10,248
[4,6]	Union Pacific Corp.	2.973%	9/16/62	22,015	19,885
	Union Pacific Corp.	3.750%	2/5/70	10,510	10,915
[4]	United Airlines Pass-Through Trust Series 2018-1	4.600%	3/1/26	6,036	6,121
					1,018,448
Materials (0.0%)
	International Paper Co.	4.350%	8/15/48	45,400	54,024
Real Estate (0.4%)
	American Tower Corp.	5.000%	2/15/24	2,770	3,089
	American Tower Corp.	4.400%	2/15/26	7,315	8,267
	American Tower Corp.	3.800%	8/15/29	33,804	37,215
	Boston Properties LP	3.125%	9/1/23	13,275	13,938
	Boston Properties LP	3.800%	2/1/24	1,750	1,882
	Crown Castle International Corp.	3.650%	9/1/27	10,215	11,234
	Crown Castle International Corp.	3.800%	2/15/28	8,435	9,304
	Crown Castle International Corp.	2.100%	4/1/31	71,340	68,078
	Equinix Inc.	3.000%	7/15/50	34,420	31,620
	Healthpeak Properties Inc.	3.000%	1/15/30	31,475	32,959
	Realty Income Corp.	3.250%	1/15/31	12,940	13,877
[4,6]	SBA Tower Trust	1.631%	11/15/26	19,150	19,193
[4,6]	SBA Tower Trust	3.448%	3/15/23	23,770	25,115
[4,6]	SBA Tower Trust	2.836%	1/15/25	25,075	26,287
[4,6]	SBA Tower Trust	1.884%	1/15/26	8,960	9,093
[4,6]	Scentre Group Trust 1	4.375%	5/28/30	19,110	21,793
	Simon Property Group LP	3.750%	2/1/24	3,265	3,516
	Simon Property Group LP	3.375%	10/1/24	10,055	10,855
	Simon Property Group LP	2.450%	9/13/29	19,865	20,191
	VEREIT Operating Partnership LP	3.400%	1/15/28	5,900	6,376
	VEREIT Operating Partnership LP	2.200%	6/15/28	24,400	24,555
	VEREIT Operating Partnership LP	2.850%	12/15/32	16,610	16,939
					415,376
Technology (1.8%)
	Apple Inc.	3.000%	2/9/24	22,535	24,045
	Apple Inc.	3.450%	5/6/24	39,950	43,480
	Apple Inc.	2.850%	5/11/24	44,990	48,057
	Apple Inc.	2.750%	1/13/25	21,495	23,063
	Apple Inc.	3.250%	2/23/26	37,631	41,407
	Apple Inc.	2.450%	8/4/26	43,466	46,356
	Apple Inc.	3.350%	2/9/27	55,925	62,133
21

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.200%	5/11/27	39,185	43,294
	Apple Inc.	2.900%	9/12/27	55,355	60,235
	Apple Inc.	3.850%	5/4/43	17,000	19,381
	Apple Inc.	4.450%	5/6/44	5,075	6,272
	Apple Inc.	3.850%	8/4/46	36,890	42,120
	Apple Inc.	2.650%	5/11/50	17,660	16,409
	Apple Inc.	2.550%	8/20/60	48,290	42,497
	Broadcom Corp.	3.875%	1/15/27	11,385	12,516
	Broadcom Inc.	4.250%	4/15/26	3,505	3,929
	Broadcom Inc.	4.110%	9/15/28	37,859	41,884
	Broadcom Inc.	4.150%	11/15/30	4,480	4,911
[4,6]	Broadcom Inc.	3.500%	2/15/41	24,030	23,271
[4,6]	Broadcom Inc.	3.750%	2/15/51	11,745	11,442
	Cisco Systems Inc.	2.500%	9/20/26	15,676	16,887
	Fidelity National Information Services Inc.	1.650%	3/1/28	8,070	7,939
	Fiserv Inc.	3.200%	7/1/26	23,105	25,130
	Intel Corp.	2.875%	5/11/24	29,395	31,458
	Intel Corp.	4.100%	5/19/46	51,605	59,707
	International Business Machines Corp.	3.375%	8/1/23	60,000	63,964
	International Business Machines Corp.	3.625%	2/12/24	35,000	37,924
	International Business Machines Corp.	3.000%	5/15/24	86,100	92,321
	International Business Machines Corp.	3.300%	5/15/26	155,985	171,705
	International Business Machines Corp.	3.500%	5/15/29	103,700	114,382
	International Business Machines Corp.	5.875%	11/29/32	20,240	27,408
	International Business Machines Corp.	2.850%	5/15/40	11,490	11,167
	International Business Machines Corp.	2.950%	5/15/50	4,545	4,309
	Microsoft Corp.	2.875%	2/6/24	57,005	60,624
	Microsoft Corp.	3.125%	11/3/25	17,700	19,410
	Microsoft Corp.	3.500%	2/12/35	23,520	26,563
	Microsoft Corp.	3.450%	8/8/36	31,097	34,834
	Microsoft Corp.	2.525%	6/1/50	122,844	114,628
	Microsoft Corp.	2.921%	3/17/52	123,829	124,267
	Oracle Corp.	2.500%	5/15/22	46,930	47,759
	Oracle Corp.	2.950%	11/15/24	79,830	85,404
	Oracle Corp.	2.950%	5/15/25	13,635	14,581
	Oracle Corp.	1.650%	3/25/26	48,245	48,924
	Oracle Corp.	3.250%	11/15/27	111,485	121,305
	Oracle Corp.	4.000%	11/15/47	32,175	33,680
	Oracle Corp.	3.950%	3/25/51	12,525	13,030
	Oracle Corp.	3.850%	4/1/60	18,200	18,291
	QUALCOMM Inc.	1.300%	5/20/28	27,474	26,714
	QUALCOMM Inc.	2.150%	5/20/30	29,475	29,705
	QUALCOMM Inc.	1.650%	5/20/32	41,155	38,490
	QUALCOMM Inc.	3.250%	5/20/50	10,605	10,866
					2,150,078
Utilities (2.6%)
[4]	AEP Texas Inc.	4.150%	5/1/49	5,065	5,680
[4]	AEP Texas Inc.	3.450%	1/15/50	16,810	16,830
	Alabama Power Co.	5.700%	2/15/33	15,000	19,355
	Alabama Power Co.	3.750%	3/1/45	24,430	27,003
[4]	Alabama Power Co.	4.300%	7/15/48	28,015	33,754
	Ameren Illinois Co.	3.800%	5/15/28	22,215	24,864
	Ameren Illinois Co.	6.125%	12/15/28	54,000	64,767
	Ameren Illinois Co.	3.700%	12/1/47	5,045	5,599
	American Water Capital Corp.	2.950%	9/1/27	9,975	10,777
22

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,560
	American Water Capital Corp.	4.200%	9/1/48	30,403	35,332
	American Water Capital Corp.	4.150%	6/1/49	850	979
	American Water Capital Corp.	3.450%	5/1/50	2,280	2,360
	Arizona Public Service Co.	3.350%	5/15/50	11,220	11,522
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	6,254
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	56,405
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	1,121
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	13,672
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	18,737
[4,6]	Boston Gas Co.	3.150%	8/1/27	5,385	5,787
[4,6]	Boston Gas Co.	3.001%	8/1/29	5,970	6,248
[4,6]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,918
[4,6]	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	68,741
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	9,018
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	9,421
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	16,309
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	6,971
	Commonwealth Edison Co.	4.000%	3/1/48	17,455	20,084
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	43,359
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,949
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,863
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	80,315
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	22,530	26,526
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,638
	Dominion Energy Inc.	2.715%	8/15/21	15,805	15,882
[4,6]	Dominion Energy Inc.	2.450%	1/15/23	111,320	114,872
[4]	Dominion Energy Inc.	5.250%	8/1/33	5,706	7,066
[4]	Dominion Energy Inc.	4.600%	3/15/49	27,385	33,182
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	6,766
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	11,299
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,846
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	61,539
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	3,931
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	9,045
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	41,401
	DTE Energy Co.	3.800%	3/15/27	9,550	10,690
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,592
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	18,729
	Duke Energy Corp.	2.650%	9/1/26	11,775	12,462
	Duke Energy Corp.	3.400%	6/15/29	12,030	13,036
	Duke Energy Corp.	4.800%	12/15/45	44,700	53,185
	Duke Energy Corp.	3.750%	9/1/46	9,940	10,305
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	11,558
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	39,119
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	20,898
	Duke Energy Progress LLC	4.100%	3/15/43	615	708
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	47,228
[4,6]	East Ohio Gas Co.	2.000%	6/15/30	8,960	8,733
[4,6]	East Ohio Gas Co.	3.000%	6/15/50	13,050	12,468
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	21,445	22,860
[4]	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	19,580	20,538
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	4,185	4,917
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	24,863	28,799
	Emera US Finance LP	3.550%	6/15/26	34,050	37,226
23

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	16,365
	Evergy Inc.	2.450%	9/15/24	10,420	10,925
	Evergy Kansas Central Inc.	3.250%	9/1/49	9,000	9,163
[4]	Evergy Metro Inc.	2.250%	6/1/30	5,680	5,706
	Evergy Metro Inc.	4.200%	3/15/48	3,419	4,002
[4]	Eversource Energy	2.900%	10/1/24	17,450	18,585
[4]	Eversource Energy	3.150%	1/15/25	5,025	5,385
[4]	Eversource Energy	3.300%	1/15/28	14,410	15,620
	Florida Power & Light Co.	5.650%	2/1/35	50,000	67,180
	Florida Power & Light Co.	4.950%	6/1/35	10,000	12,865
	Florida Power & Light Co.	5.650%	2/1/37	5,000	6,706
	Florida Power & Light Co.	5.950%	2/1/38	39,215	54,787
	Florida Power & Light Co.	5.690%	3/1/40	4,000	5,583
	Florida Power & Light Co.	3.700%	12/1/47	17,370	19,571
	Fortis Inc.	3.055%	10/4/26	28,565	30,729
	Georgia Power Co.	5.400%	6/1/40	6,665	8,359
[4]	Georgia Power Co.	4.750%	9/1/40	25,858	31,157
	Georgia Power Co.	4.300%	3/15/42	9,934	11,443
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	17,566
[4,6]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	26,783
[4,6]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	29,222
[4,6]	Metropolitan Edison Co.	4.300%	1/15/29	6,572	7,285
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	1,263
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	6,553
	MidAmerican Energy Co.	4.250%	7/15/49	11,545	13,967
	MidAmerican Energy Co.	3.150%	4/15/50	45,450	46,742
[4,6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,515
[4,6]	Monongahela Power Co.	5.400%	12/15/43	4,570	5,783
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	16,170
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	43,052
[4]	Nevada Power Co.	3.125%	8/1/50	17,790	17,697
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	43,950	44,187
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	9,260	10,071
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	35,766
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	15,524
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	40,110	39,951
[4,6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	40,882
[4,6]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	13,964
	NiSource Inc.	5.250%	2/15/43	14,588	18,397
	NiSource Inc.	4.800%	2/15/44	10,370	12,503
	Northern States Power Co.	6.250%	6/1/36	50,000	70,588
[4,6]	Oglethorpe Power Corp.	6.191%	1/1/31	36,565	46,170
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	7,860
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,987
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	20,172
	Oglethorpe Power Corp.	5.050%	10/1/48	5,640	6,868
	Oglethorpe Power Corp.	5.250%	9/1/50	17,220	20,983
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,675	3,280
	PacifiCorp	2.950%	6/1/23	29,675	30,990
	PacifiCorp	2.700%	9/15/30	5,025	5,202
	PacifiCorp	5.900%	8/15/34	12,500	16,044
	PacifiCorp	6.250%	10/15/37	36,635	51,331
	PacifiCorp	4.125%	1/15/49	2,141	2,468
24

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	4.150%	2/15/50	11,625	13,570
	PacifiCorp	3.300%	3/15/51	11,806	12,028
	Potomac Electric Power Co.	3.050%	4/1/22	3,765	3,855
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	36,274
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,420
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	5,870
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	6,957
[4]	SCE Recovery Funding LLC	0.861%	11/15/31	10,255	9,992
[4]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	3,477
[4]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	3,071
	Sempra Energy	2.875%	10/1/22	27,530	28,251
	Sempra Energy	3.250%	6/15/27	80,765	87,904
	Sempra Energy	6.000%	10/15/39	14,800	20,086
[4]	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	36,003
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	8,368
[4]	Southern California Edison Co.	2.400%	2/1/22	4,295	4,339
[4]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,633
	Southern California Edison Co.	6.000%	1/15/34	7,695	9,999
[4]	Southern California Edison Co.	5.550%	1/15/37	50,475	61,173
[4]	Southern California Edison Co.	5.950%	2/1/38	40,000	51,394
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,585
	Southern California Edison Co.	4.000%	4/1/47	6,530	6,679
[4]	Southern California Edison Co.	4.125%	3/1/48	11,495	11,924
	Southern California Edison Co.	3.650%	2/1/50	5,405	5,304
	Southern Co.	3.250%	7/1/26	30,885	33,567
	Southern Co.	4.400%	7/1/46	41,137	47,046
	Southwest Gas Corp.	2.200%	6/15/30	6,310	6,219
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	13,450
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	4,067
	Union Electric Co.	4.000%	4/1/48	14,316	16,420
[4]	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	35,856
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	17,806
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,375
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	23,093
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	56,168
					3,133,738
Total Corporate Bonds (Cost $21,412,530)					23,423,234
Sovereign Bonds (0.9%)
[4,6]	Bermuda	2.375%	8/20/30	14,390	14,220
[4,6]	Bermuda	3.375%	8/20/50	6,835	6,720
[4,6]	Electricite de France SA	4.875%	9/21/38	69,680	83,493
[4,6]	Electricite de France SA	4.950%	10/13/45	15,100	18,826
	Equinor ASA	2.450%	1/17/23	15,017	15,551
	Equinor ASA	2.650%	1/15/24	14,000	14,791
	Equinor ASA	3.700%	3/1/24	25,320	27,491
	Equinor ASA	3.250%	11/10/24	25,200	27,393
	Equinor ASA	2.875%	4/6/25	4,775	5,128
	Equinor ASA	3.125%	4/6/30	80,155	86,279
	Equinor ASA	2.375%	5/22/30	7,585	7,726
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	52,650
[4,6]	Kingdom of Saudi Arabia	2.875%	3/4/23	30,195	31,405
[4]	Republic of Chile	2.550%	1/27/32	35,135	35,480
	Republic of Chile	3.500%	4/15/53	25,155	25,454
25

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Republic of Chile	3.100%	1/22/61	13,390	12,204
[4]	Republic of Colombia	4.000%	2/26/24	30,240	32,089
[4]	Republic of Panama	2.252%	9/29/32	56,345	54,169
[4]	Republic of Panama	3.870%	7/23/60	44,660	44,661
[4,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	30,906
[4,6]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	50,595	54,104
[4,6]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	62,480	63,663
[4,6]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	28,630	31,567
[4,6]	State of Kuwait	2.750%	3/20/22	4,255	4,336
[4,6]	State of Qatar	2.375%	6/2/21	25,190	25,190
[4,6]	State of Qatar	3.875%	4/23/23	56,160	59,816
[4,6]	State of Qatar	3.375%	3/14/24	3,360	3,612
[4,6]	State of Qatar	4.400%	4/16/50	14,035	16,724
[4,6]	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	46,623
[4,6]	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	41,250
[4,6]	Temasek Financial I Ltd.	2.250%	4/6/51	39,210	36,301
[4,6]	Temasek Financial I Ltd.	2.500%	10/6/70	22,880	21,087
Total Sovereign Bonds (Cost $972,538)					1,030,909
Taxable Municipal Bonds (1.4%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	14,455	15,308
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	3,118
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	44,477
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	10,706
	California GO	7.350%	11/1/39	56,970	89,117
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	3,205	4,749
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	33,870	47,727
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	57,835	81,497
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	3,057
	City of Riverside CA Pension Obligation Bonds	3.857%	6/1/45	8,775	9,381
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	7,405	7,565
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	29,939
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,345	5,567
[9]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	39,440	41,009
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	62,624	91,770
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	1,230	1,223
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	7,589
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	29,229
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	8,495	8,848
26

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX GO	6.290%	3/1/32	15,875	19,900
	Illinois GO	5.100%	6/1/33	30,560	35,105
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	39,797
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	5,678
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	9,814
[9]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	63,711
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	28,328
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	18,985	25,372
	Massachusetts GO	2.514%	7/1/41	8,175	8,021
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	27,510
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	30,661
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,745	17,762
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	21,659
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	12,027
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	48,824
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	2,195	2,542
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	38,762
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	23,665	30,131
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	17,248
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	22,589
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	21,260	22,675
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	12,095	12,760
	New York State Thruway Authority General Revenue	2.900%	1/1/35	16,730	17,544
	New York State Thruway Authority General Revenue	3.500%	1/1/42	9,430	9,796
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	28,840	29,241
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	9,145	9,154
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	17,699
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	35,986
[10]	Oregon GO	3.424%	3/1/60	28,000	28,523
[9]	Oregon School Boards Association GO	5.528%	6/30/28	50,000	59,282
[11]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	84,556
27

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	3,062
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	55,684
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	29,048
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	9,585	10,297
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	12,618
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	20,690	25,479
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	8,220	8,223
	Texas Transportation Commission GO	2.562%	4/1/42	7,310	7,262
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	12,640	15,320
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	10,400	15,621
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	22,798
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	15,143
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	27,279
	University of California Revenue	1.316%	5/15/27	13,075	13,151
	University of California Revenue	1.614%	5/15/30	16,140	15,674
	University of California Revenue	4.601%	5/15/31	21,975	25,804
	University of California Revenue	4.765%	5/15/44	5,980	6,432
	University of California Revenue	3.931%	5/15/45	22,370	24,882
	Utility Debt Securitization Authority NY Restructuring Bonds	3.435%	12/15/25	8,625	8,910
Total Taxable Municipal Bonds (Cost $1,464,727)					1,707,220
				Shares
Temporary Cash Investments (3.6%)
Money Market Fund (0.6%)
[12,13]	Vanguard Market Liquidity Fund	0.055%		6,776,554	677,655
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.4%)
	Bank of America Securities, LLC (Dated 5/28/21 Repurchase Value $56,100,000 collateralized by Freddie Mac 2.150%, 7/13/40 with a value of $57,222,000)	0.010%	6/1/21	56,100	56,100
	Citigroup Global Markets Inc. (Dated 5/28/21 Repurchase Value $149,100,000 collateralized by U.S. Treasury Note/Bond 1.625%-3.375%, 2/15/26-11/15/48 with a value of $152,082,000)	0.005%	6/1/21	149,100	149,100
28

Wellington Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Credit Agricole Securities (USA) Inc. (Dated 5/28/21 Repurchase Value $213,900,000 collateralized by U.S. Treasury Note/Bond 1.375%, 8/15/50 with a value of $218,178,000)	0.005%	6/1/21	213,900	213,900
Deutsche Bank Securities, Inc. (Dated 5/28/21 Repurchase Value $175,100,000 collateralized by Fannie Mae 2.000%-2.500%, 4/1/51 with a value of $178,602,000)	0.005%	6/1/21	175,100	175,100
HSBC Bank USA (Dated 5/28/21 Repurchase Value $171,500,000 collateralized by Treasury Inflation Indexed Note/Bond 0.250%-0.875%, 1/15/25-2/15/47 and U.S. Treasury Note/Bond 0.125%-7.500%, 1/31/23-5/15/51 with a value of $174,930,000)	0.005%	6/1/21	171,500	171,500
HSBC Bank USA (Dated 5/28/21 Repurchase Value $92,000,000 collateralized by Freddie Mac 3.000%, 5/1/51 with a value of $93,840,000)	0.005%	6/1/21	92,000	92,000
Nomura International plc (Dated 5/28/21 Repurchase Value $730,100,000 collateralized by Treasury Inflation Indexed Note/Bond 2.125%-3.625%, 4/15/28-2/15/41, U.S. Treasury Bill 0.000%, 6/1/21-4/21/22 and U.S. Treasury Note/Bond 0.125%-6.500%, 11/15/21-5/15/51 with a value of $744,702,000)	0.005%	6/1/21	730,100	730,100
RBC Capital Markets LLC (Dated 5/28/21 Repurchase Value $77,500,000 collateralized by Fannie Mae 2.000%-4.000%, 8/1/47-5/1/51 and U.S. Treasury Note/Bond 1.500%-1.750%, 6/15/22-12/15/22 with a value of $79,050,000)	0.005%	6/1/21	77,500	77,500
TD Securities (USA) LLC (Dated 5/28/21 Repurchase Value $11,000,000 collateralized by U.S. Treasury Note/Bond 0.049%, 4/30/23 with a value of $11,220,000)	0.005%	6/1/21	11,000	11,000
Wells Fargo & Co. (Dated 5/28/21 Repurchase Value $29,800,000 collateralized by Fannie Mae 2.500%-3.500%, 3/1/43-6/1/51 with a value of $30,396,000)	0.010%	6/1/21	29,800	29,800
				1,706,100
U.S. Government and Agency Obligations (1.6%)
United States Treasury Bill	0.015%	6/24/21	750,000	749,995
United States Treasury Bill	0.007%	8/31/21	250,000	249,991
United States Treasury Bill	0.040%	9/23/21	500,000	499,977
29

Wellington Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Bill	0.009%	10/7/21	200,000	199,982
United States Treasury Bill	0.026%	11/12/21	150,000	149,983
				1,849,928
Total Temporary Cash Investments (Cost $4,233,654)				4,233,683
Total Investments (100.8%) (Cost $82,214,176)				120,204,907
Other Assets and Liabilities—Net (-0.8%)				(1,010,563)
Net Assets (100%)				119,194,344
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $651,797,000.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
3	Securities with a value of $5,501,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $6,285,400,000, representing 5.3% of net assets.
7	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security value determined using significant unobservable inputs.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Collateral of $677,512,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
30

Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	4,660	577,148	536
Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(3,664)	(483,419)	21
				557
See accompanying Notes, which are an integral part of the Financial Statements.
31

Wellington Fund
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $81,536,523)	119,527,252
Affiliated Issuers (Cost $677,653)	677,655
Total Investments in Securities	120,204,907
Investment in Vanguard	4,163
Cash	13,438
Foreign Currency, at Value (Cost $1,650)	1,693
Receivables for Investment Securities Sold	48,150
Receivables for Accrued Income	375,128
Receivables for Capital Shares Issued	38,513
Total Assets	120,685,992
Liabilities
Payables for Investment Securities Purchased	735,389
Collateral for Securities on Loan	677,512
Payables for Capital Shares Redeemed	54,796
Payables to Investment Advisor	17,722
Payables to Vanguard	5,773
Variation Margin Payable—Futures Contracts	456
Total Liabilities	1,491,648
Net Assets	119,194,344
At May 31, 2021, net assets consisted of:

Paid-in Capital	76,284,624
Total Distributable Earnings (Loss)	42,909,720
Net Assets	119,194,344

Investor Shares—Net Assets
Applicable to 340,565,261 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,324,634
Net Asset Value Per Share—Investor Shares	$47.93

Admiral Shares—Net Assets
Applicable to 1,242,707,987 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	102,869,710
Net Asset Value Per Share—Admiral Shares	$82.78
See accompanying Notes, which are an integral part of the Financial Statements.
32

Wellington Fund
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Dividends[1]	714,242
Interest[2]	483,725
Securities Lending—Net	411
Total Income	1,198,378
Expenses
Investment Advisory Fees—Note B
Basic Fee	43,871
Performance Adjustment	(10,659)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	13,432
Management and Administrative—Admiral Shares	47,534
Marketing and Distribution—Investor Shares	480
Marketing and Distribution—Admiral Shares	1,206
Custodian Fees	164
Shareholders’ Reports—Investor Shares	218
Shareholders’ Reports—Admiral Shares	228
Trustees’ Fees and Expenses	22
Total Expenses	96,496
Net Investment Income	1,101,882
Realized Net Gain (Loss)
Investment Securities Sold[2]	4,520,103
Futures Contracts	30,838
Forward Currency Contracts	2,073
Foreign Currencies	(991)
Realized Net Gain (Loss)	4,552,023
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	6,458,284
Futures Contracts	1,710
Foreign Currencies	788
Change in Unrealized Appreciation (Depreciation)	6,460,782
Net Increase (Decrease) in Net Assets Resulting from Operations	12,114,687
1	Dividends are net of foreign withholding taxes of $24,438,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, ($45,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Wellington Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,101,882	2,487,549
Realized Net Gain (Loss)	4,552,023	6,632,872
Change in Unrealized Appreciation (Depreciation)	6,460,782	1,219,484
Net Increase (Decrease) in Net Assets Resulting from Operations	12,114,687	10,339,905
Distributions
Investor Shares	(1,023,955)	(738,980)
Admiral Shares	(6,299,154)	(4,196,596)
Total Distributions	(7,323,109)	(4,935,576)
Capital Share Transactions
Investor Shares	45,821	(2,344,969)
Admiral Shares	2,712,553	(2,092,620)
Net Increase (Decrease) from Capital Share Transactions	2,758,374	(4,437,589)
Total Increase (Decrease)	7,549,952	966,740
Net Assets
Beginning of Period	111,644,392	110,677,652
End of Period	119,194,344	111,644,392
See accompanying Notes, which are an integral part of the Financial Statements.
34

Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$46.10	$43.72	$41.86	$43.45	$39.23	$39.00
Investment Operations
Net Investment Income	.427[1]	.966[1]	1.098[1]	1.083[1]	1.021[1]	1.017
Net Realized and Unrealized Gain (Loss) on Investments	4.429	3.345	4.269	.100	4.965	1.616
Total from Investment Operations	4.856	4.311	5.367	1.183	5.986	2.633
Distributions
Dividends from Net Investment Income	(.445)	(1.004)	(1.099)	(1.086)	(1.030)	(1.014)
Distributions from Realized Capital Gains	(2.581)	(.927)	(2.408)	(1.687)	(.736)	(1.389)
Total Distributions	(3.026)	(1.931)	(3.507)	(2.773)	(1.766)	(2.403)
Net Asset Value, End of Period	$47.93	$46.10	$43.72	$41.86	$43.45	$39.23
Total Return[2]	11.12%	10.41%	14.22%	2.80%	15.72%	7.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,325	$15,635	$17,209	$16,438	$18,422	$18,967
Ratio of Total Expenses to Average Net Assets[3]	0.24%	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.28%	2.70%	2.58%	2.50%	2.68%
Portfolio Turnover Rate[4]	17%	51%	28%	34%	30%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.02%), (0.00%), (0.01%), (0.01%), and (0.01%).
4	Includes 0%, 3%, 1%, 2%, 4%, and 6%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$79.62	$75.51	$72.29	$75.04	$67.75	$67.36
Investment Operations
Net Investment Income	.770[1]	1.720[1]	1.954[1]	1.929[1]	1.824[1]	1.812
Net Realized and Unrealized Gain (Loss) on Investments	7.648	5.784	7.379	.172	8.572	2.784
Total from Investment Operations	8.418	7.504	9.333	2.101	10.396	4.596
Distributions
Dividends from Net Investment Income	(.800)	(1.794)	(1.955)	(1.936)	(1.836)	(1.807)
Distributions from Realized Capital Gains	(4.458)	(1.600)	(4.158)	(2.915)	(1.270)	(2.399)
Total Distributions	(5.258)	(3.394)	(6.113)	(4.851)	(3.106)	(4.206)
Net Asset Value, End of Period	$82.78	$79.62	$75.51	$72.29	$75.04	$67.75
Total Return[2]	11.16%	10.50%	14.33%	2.88%	15.81%	7.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102,870	$96,009	$93,469	$86,207	$87,136	$73,996
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.16%	0.17%	0.17%	0.17%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.89%	2.35%	2.78%	2.66%	2.58%	2.77%
Portfolio Turnover Rate[4]	17%	51%	28%	34%	30%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.02%), (0.00%), (0.01%), (0.01%), and (0.01%).
4	Includes 0%, 3%, 1%, 2%, 4%, and 6%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Wellington Fund
Notes to Financial Statements
Vanguard Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between
37

Wellington Fund
changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Wellington Fund
During the six months ended May 31, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at May 31, 2021.
5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
6. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
7. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any
39

Wellington Fund
repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
40

Wellington Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon applicable net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Barclays Capital U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended May 31, 2021, the investment advisory fee represented an effective annual basic rate of 0.08% of the fund’s average net assets before a net decrease of $10,659,000 (0.02%) based on performance.
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Wellington Fund
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $4,163,000, representing less than 0.01% of the fund’s net assets and 1.66% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	72,682,579	6,133,712	—	78,816,291
U.S. Government and Agency Obligations	—	9,830,172	—	9,830,172
Asset-Backed/Commercial Mortgage-Backed Securities	—	975,613	187,785	1,163,398
Corporate Bonds	—	23,423,234	—	23,423,234
Sovereign Bonds	—	1,030,909	—	1,030,909
Taxable Municipal Bonds	—	1,707,220	—	1,707,220
Temporary Cash Investments	677,655	3,556,028	—	4,233,683
Total	73,360,234	46,656,888	187,785	120,204,907

Derivative Financial Instruments
Assets
Futures Contracts[1]	557	—	—	557
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Wellington Fund
E.  At May 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	557	—	557
Unrealized Appreciation—Forward Currency Contracts	—	—	—
Total Assets	557	—	557

Unrealized Depreciation—Forward Currency Contracts	—	—	—
Total Liabilities	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended May 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	30,838	—	30,838
Forward Currency Contracts	—	2,073	2,073
Realized Net Gain (Loss) on Derivatives	30,838	2,073	32,911

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,710	—	1,710
Forward Currency Contracts	—	—	—
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,710	—	1,710
F.  As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	82,256,646
Gross Unrealized Appreciation	38,510,919
Gross Unrealized Depreciation	(562,101)
Net Unrealized Appreciation (Depreciation)	37,948,818
G.  During the six months ended May 31, 2021, the fund purchased $10,161,719,000 of investment securities and sold $17,293,177,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,600,026,000 and $4,515,576,000, respectively.
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Wellington Fund
H.  Capital share transactions for each class of shares were:
	Six Months Ended May 31, 2021		Year Ended November 30, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	831,290	18,117	1,570,553	37,036
Issued in Lieu of Cash Distributions	978,772	22,111	705,545	16,986
Redeemed	(1,764,241)	(38,806)	(4,621,067)	(108,454)
Net Increase (Decrease)—Investor Shares	45,821	1,422	(2,344,969)	(54,432)
Admiral Shares
Issued	3,851,593	48,780	7,817,857	105,629
Issued in Lieu of Cash Distributions	5,841,113	76,408	3,891,977	54,268
Redeemed	(6,980,153)	(88,375)	(13,802,454)	(191,768)
Net Increase (Decrease)—Admiral Shares	2,712,553	36,813	(2,092,620)	(31,871)
I.  Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.
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Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Wellington Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. The portfolio managers leverage tenured teams of equity and fixed income research analysts who conduct detailed fundamental analysis of their respective industries and companies. In managing the equity portion of the fund, the portfolio managers employ bottom-up, fundamental research focusing on high-quality companies with above-average yields, strong balance sheets, sustainable competitive advantages, and attractive valuations. In managing the fixed income portion of the fund, the portfolio managers focus on investment-grade corporate bonds. The firm has advised the fund since its inception in 1929.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
45

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellington Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Wellington™ Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q212 072021

Semiannual Report   |   May 31, 2021
Vanguard U.S. Factor ETFs
Vanguard U.S. Liquidity Factor ETF
Vanguard U.S. Minimum Volatility ETF
Vanguard U.S. Momentum Factor ETF
Vanguard U.S. Multifactor ETF
Vanguard U.S. Quality Factor ETF
Vanguard U.S. Value Factor ETF

Contents
About Your Fund’s Expenses	1
U.S. Liquidity Factor ETF	3
U.S. Minimum Volatility ETF	27
U.S. Momentum Factor ETF	40
U.S. Multifactor ETF	61
U.S. Quality Factor ETF	82
U.S. Value Factor ETF	107
Trustees Approve Advisory Arrangements	134
Liquidity Risk Management	136

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2021
	Beginning Account Value 11/30/2020	Ending Account Value 5/31/2021	Expenses Paid During Period
Based on Actual Fund Return
U.S. Liquidity Factor ETF	$1,000.00	$1,252.00	$0.73
U.S. Minimum Volatility ETF	$1,000.00	$1,122.00	$0.69
U.S. Momentum Factor ETF	$1,000.00	$1,217.10	$0.72
U.S. Multifactor ETF	$1,000.00	$1,289.70	$1.03
U.S. Quality Factor ETF	$1,000.00	$1,247.30	$0.73
U.S. Value Factor ETF	$1,000.00	$1,392.20	$0.78
Based on Hypothetical 5% Yearly Return
U.S. Liquidity Factor ETF	$1,000.00	$1,024.28	$0.66
U.S. Minimum Volatility ETF	$1,000.00	$1,024.28	$0.66
U.S. Momentum Factor ETF	$1,000.00	$1,024.28	$0.66
U.S. Multifactor ETF	$1,000.00	$1,024.03	$0.91
U.S. Quality Factor ETF	$1,000.00	$1,024.28	$0.66
U.S. Value Factor ETF	$1,000.00	$1,024.28	$0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period are 0.13% for the U.S. Liquidity Factor ETF, 0.13% for the U.S. Minimum Volatility ETF, 0.13% for the U.S. Momentum Factor ETF, 0.18% for the U.S. Multifactor ETF, 0.13% for the U.S. Quality Factor ETF, and 0.13% for the U.S. Value Factor ETF. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

U.S. Liquidity Factor ETF
Fund Allocation
As of May 31, 2021
Basic Materials	4.9%
Consumer Discretionary	8.1
Consumer Staples	4.5
Energy	1.5
Financials	24.9
Health Care	18.8
Industrials	22.8
Real Estate	1.1
Technology	9.8
Telecommunications	2.3
Utilities	1.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Liquidity Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (4.9%)
	Dow Inc.	3,945	270
	Air Products and Chemicals Inc.	892	267
	Southern Copper Corp.	2,145	150
	Balchem Corp.	1,100	144
	Timken Co.	1,335	118
*	Novagold Resources Inc.	11,230	115
	Linde plc	351	106
	Ecolab Inc.	482	104
*	RBC Bearings Inc.	504	99
	UFP Industries Inc.	1,187	94
	Reliance Steel & Aluminum Co.	526	88
	FutureFuel Corp.	7,856	81
	Valvoline Inc.	2,403	79
	Glatfelter Corp.	4,839	71
*	AdvanSix Inc.	2,176	69
	Scotts Miracle-Gro Co.	242	53
	Haynes International Inc.	1,502	52
*	Kraton Corp.	1,476	50
	Tredegar Corp.	3,291	50
	PQ Group Holdings Inc.	2,994	49
*	Energy Fuels Inc.	7,440	48
	Stepan Co.	314	42
	Hawkins Inc.	1,175	40
	Huntsman Corp.	1,308	37
*	Orion Engineered Carbons SA	1,744	35
	Minerals Technologies Inc.	371	32
*	Koppers Holdings Inc.	883	31
	Mueller Industries Inc.	654	30
	Ashland Global Holdings Inc.	287	27
*	NN Inc.	3,046	23
*	Clearwater Paper Corp.	690	20
	Avery Dennison Corp.	80	18
	Chemours Co.	372	13
	Verso Corp. Class A	749	13
*	Intrepid Potash Inc.	408	12
*	Rayonier Advanced Materials Inc.	1,131	9
			2,539

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
Consumer Discretionary (8.0%)
*	Liberty Media Corp.- Liberty SiriusXM Class C	3,676	160
	Ross Stores Inc.	1,097	139
*	Golden Entertainment Inc.	3,048	130
	AMERCO	212	122
	Haverty Furniture Cos. Inc.	2,483	114
*	frontdoor Inc.	2,037	109
*	O'Reilly Automotive Inc.	190	102
	Pool Corp.	212	93
*	Vera Bradley Inc.	8,103	93
	Fox Corp. Class B	2,371	86
	Choice Hotels International Inc.	697	84
	Churchill Downs Inc.	391	78
*	Houghton Mifflin Harcourt Co.	7,675	76
	Johnson Outdoors Inc. Class A	612	75
*	PlayAGS Inc.	6,745	69
	News Corp. Class A	2,466	67
	Travel + Leisure Co.	1,024	67
	ViacomCBS Inc. Class A	1,377	64
	Carriage Services Inc. Class A	1,605	62
	Genuine Parts Co.	465	61
	Movado Group Inc.	2,212	61
*	Boston Omaha Corp. Class A	1,922	59
	Acushnet Holdings Corp.	1,095	58
*	Century Casinos Inc.	4,016	56
	Kimball International Inc. Class B	4,183	56
	Rollins Inc.	1,641	56
*	Liberty Media Corp.- Liberty Formula One Class C	1,223	55
	EW Scripps Co. Class A	2,597	55
	Franchise Group Inc.	1,456	54
*	Lands' End Inc.	2,011	52
*	Noodles & Co. Class A	3,998	51
	Penske Automotive Group Inc.	577	49
*	Grand Canyon Education Inc.	529	48
*	Entercom Communications Corp. Class A	11,066	48
*	American Public Education Inc.	1,694	47
*	Chuy's Holdings Inc.	1,141	47
	Winmark Corp.	237	46
	Gentex Corp.	1,221	43
*	Universal Electronics Inc.	853	43
*	Accel Entertainment Inc. Class A	3,265	43
*	Monarch Casino & Resort Inc.	582	42
*	Bally's Corp.	708	41
	Autoliv Inc.	372	39
*	MarineMax Inc.	756	39
*	Mesa Air Group Inc.	4,027	39
	Service Corp. International	740	39
	Ethan Allen Interiors Inc.	1,287	37
*	Green Brick Partners Inc.	1,545	36
*	Lindblad Expeditions Holdings Inc.	2,135	36
	Cato Corp. Class A	2,280	35
*	Tilly's Inc. Class A	2,593	35
	Leggett & Platt Inc.	618	34
	Qurate Retail Inc. Series A	2,498	34
*	Fluent Inc.	11,303	33

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
	National CineMedia Inc.	6,773	33
*	Carrols Restaurant Group Inc.	5,330	32
*	Liberty TripAdvisor Holdings Inc. Class A	6,765	32
*	Stoneridge Inc.	1,063	32
*	Arlo Technologies Inc.	4,582	31
*	Marcus Corp.	1,445	31
*	Duluth Holdings Inc. Class B	1,832	30
*	Motorcar Parts of America Inc.	1,275	30
	Wyndham Hotels & Resorts Inc.	388	29
*	Liberty Media Corp.- Liberty Braves Class C	1,026	28
*	LiveXLive Media Inc.	5,734	28
	Systemax Inc.	825	28
*	Lovesac Co.	315	26
	Scholastic Corp.	768	26
	PROG Holdings Inc.	473	25
	Inter Parfums Inc.	303	23
*	Marriott Vacations Worldwide Corp.	131	23
*	Fox Factory Holding Corp.	143	22
*	National Vision Holdings Inc.	439	22
*	Casper Sleep Inc.	2,245	21
*	Floor & Decor Holdings Inc. Class A	208	20
*	Helen of Troy Ltd.	93	20
	Del Taco Restaurants Inc.	1,769	18
*	El Pollo Loco Holdings Inc.	1,004	17
	HNI Corp.	356	16
*	Chico's FAS Inc.	3,287	15
*	Quotient Technology Inc.	1,268	15
*	Viad Corp.	316	14
*	Clean Energy Fuels Corp.	1,405	11
	Estee Lauder Cos. Inc. Class A	36	11
*	SiteOne Landscape Supply Inc.	62	11
	Lennar Corp. Class B	134	10
*	Terminix Global Holdings Inc.	209	10
			4,137
Consumer Staples (4.5%)
	Sysco Corp.	3,852	312
	Flowers Foods Inc.	9,610	232
	Lancaster Colony Corp.	1,115	208
	Colgate-Palmolive Co.	2,328	195
	General Mills Inc.	2,670	168
*	Darling Ingredients Inc.	2,443	167
	Brown-Forman Corp. Class A	2,026	152
	Philip Morris International Inc.	1,549	149
	Kimberly-Clark Corp.	643	84
	Constellation Brands Inc. Class A	342	82
*	Pilgrim's Pride Corp.	3,426	82
	Keurig Dr Pepper Inc.	2,193	81
	Seaboard Corp.	20	73
	Weis Markets Inc.	1,325	68
	WD-40 Co.	212	52
	Brown-Forman Corp. Class B	596	48
	Andersons Inc.	1,031	32
	Ingredion Inc.	338	32
*	Performance Food Group Co.	542	27
	ACCO Brands Corp.	2,884	26

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
*	Post Holdings Inc.	201	23
	SpartanNash Co.	885	19
	Universal Corp.	295	17
			2,329
Energy (1.5%)
*	Liberty Oilfield Services Inc. Class A	6,171	92
*	CONSOL Energy Inc.	4,906	75
*	Contango Oil & Gas Co.	13,940	61
*	Frank's International NV	16,558	56
	Berry Corp.	7,669	49
*	Oil States International Inc.	7,322	47
*	RPC Inc.	9,228	45
*	Bonanza Creek Energy Inc.	1,004	43
	SunCoke Energy Inc.	5,664	43
*	Talos Energy Inc.	2,881	41
*	Matrix Service Co.	3,595	39
*	Bristow Group Inc.	1,435	39
*	Newpark Resources Inc.	10,296	35
	Archrock Inc.	3,610	33
*	KLX Energy Services Holdings Inc.	2,307	28
	Phillips 66	214	18
*	Tidewater Inc.	877	12
*	MRC Global Inc.	1,054	11
*	Comstock Resources Inc.	1,791	10
			777
Financials (24.8%)
	Marsh & McLennan Cos. Inc.	3,804	526
	Moody's Corp.	1,453	487
	T Rowe Price Group Inc.	2,154	412
	Progressive Corp.	3,506	347
	Truist Financial Corp.	5,435	336
	MSCI Inc. Class A	674	316
	Allstate Corp.	2,160	295
	Chubb Ltd.	1,652	281
	Aon plc Class A	1,033	262
	Travelers Cos. Inc.	1,562	249
	Intercontinental Exchange Inc.	2,188	247
	Bank of New York Mellon Corp.	4,636	241
	U.S. Bancorp	3,368	205
	BlackRock Inc.	196	172
	PNC Financial Services Group Inc.	860	167
	CME Group Inc.	744	163
	United Bankshares Inc.	3,846	158
	First Citizens BancShares Inc. Class A	179	154
	Erie Indemnity Co. Class A	699	141
	MetLife Inc.	2,153	141
	Community Bank System Inc.	1,696	138
	Kemper Corp.	1,774	133
	RLI Corp.	1,182	125
	East West Bancorp Inc.	1,647	123
	Stifel Financial Corp.	1,702	118
	American International Group Inc.	2,223	117
	Glacier Bancorp Inc.	1,958	114
	Brown & Brown Inc.	2,150	113
	Pinnacle Financial Partners Inc.	1,184	108

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
	S&P Global Inc.	282	107
	Popular Inc.	1,265	103
	Commerce Bancshares Inc.	1,293	101
	First Financial Bankshares Inc.	1,991	100
	B Riley Financial Inc.	1,342	99
	Hanmi Financial Corp.	4,715	99
	Selective Insurance Group Inc.	1,297	98
	Berkshire Hills Bancorp Inc.	3,500	97
	Morningstar Inc.	400	94
	Primerica Inc.	578	94
	United Fire Group Inc.	3,062	94
	Prosperity Bancshares Inc.	1,235	93
	Trustmark Corp.	2,775	93
	Valley National Bancorp	6,143	88
	ConnectOne Bancorp Inc.	3,153	87
	Premier Financial Corp.	2,847	87
*	Alleghany Corp.	118	85
	Live Oak Bancshares Inc.	1,410	85
*	Customers Bancorp Inc.	2,214	84
	Hanover Insurance Group Inc.	595	83
	Webster Financial Corp.	1,458	83
*	Enstar Group Ltd.	323	82
	Lazard Ltd. Class A	1,680	79
	Old Republic International Corp.	2,931	77
	First Bancorp.	1,687	75
	South State Corp.	842	75
	Heritage Commerce Corp.	6,270	74
	TFS Financial Corp.	3,337	74
	SLM Corp.	3,571	72
	Provident Financial Services Inc.	2,757	70
	Globe Life Inc.	643	68
	Univest Financial Corp.	2,347	68
	Synovus Financial Corp.	1,373	67
	First Financial Bancorp	2,517	64
*	Triumph Bancorp Inc.	759	64
	First Commonwealth Financial Corp.	4,155	63
	Washington Trust Bancorp Inc.	1,133	62
	Hope Bancorp Inc.	3,976	61
*	Markel Corp.	49	60
*	Arch Capital Group Ltd.	1,493	60
	Lakeland Bancorp Inc.	3,113	59
	Northfield Bancorp Inc.	3,466	59
	Janus Henderson Group plc	1,538	59
	Western Alliance Bancorp	576	58
	BOK Financial Corp.	616	56
*	Cannae Holdings Inc.	1,542	55
	First Foundation Inc.	2,194	55
	Sculptor Capital Management Inc. Class A	2,097	55
	Central Pacific Financial Corp.	1,965	54
*	StoneX Group Inc.	800	54
*	Assetmark Financial Holdings Inc.	1,983	52
	HCI Group Inc.	648	52
	First American Financial Corp.	782	50
	1st Source Corp.	1,009	50
	SEI Investments Co.	771	49

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
	BancFirst Corp.	691	48
	Interactive Brokers Group Inc. Class A	711	48
	Cullen/Frost Bankers Inc.	392	47
	Kinsale Capital Group Inc.	280	47
	ServisFirst Bancshares Inc.	678	47
	White Mountains Insurance Group Ltd.	39	47
*	Columbia Financial Inc.	2,615	46
	Loews Corp.	785	46
*	Bancorp Inc.	1,876	45
	Jefferies Financial Group Inc.	1,387	45
	Stock Yards Bancorp Inc.	821	44
	TriCo Bancshares	922	44
	American National Group Inc.	296	44
	Federal Agricultural Mortgage Corp. Class C	425	43
	First Bancorp Inc. (XNMS)	1,112	43
	Lakeland Financial Corp.	693	43
	Equitable Holdings Inc.	1,317	42
	TrustCo Bank Corp. NY	1,061	42
	HomeStreet Inc.	921	41
	Park National Corp.	327	41
	Allegiance Bancshares Inc.	976	40
	Tompkins Financial Corp.	495	40
	Towne Bank	1,210	39
*	TriState Capital Holdings Inc.	1,688	39
	First Merchants Corp.	824	38
	LPL Financial Holdings Inc.	260	38
	Nelnet Inc. Class A	505	38
	Cohen & Steers Inc.	510	37
	FB Financial Corp.	873	37
	MGIC Investment Corp.	2,522	37
	NBT Bancorp Inc.	940	37
	Preferred Bank	537	37
	Southside Bancshares Inc.	863	37
	Atlantic Union Bankshares Corp.	887	36
	Banner Corp.	621	36
	Dime Community Bancshares Inc.	1,012	35
	American Financial Group Inc.	253	34
	Curo Group Holdings Corp.	2,029	34
	Brightsphere Investment Group Inc.	1,508	34
	ProAssurance Corp.	1,340	33
	Unum Group	1,074	33
	City Holding Co.	372	30
	First Busey Corp.	1,136	30
	Northwest Bancshares Inc.	2,089	30
	PJT Partners Inc. Class A	405	30
	Bank of NT Butterfield & Son Ltd.	766	29
	Heritage Financial Corp.	941	27
	Sandy Spring Bancorp Inc.	589	27
*	Focus Financial Partners Inc. Class A	491	25
*	Enova International Inc.	639	24
	Universal Insurance Holdings Inc.	1,713	24
	Carlyle Group Inc.	542	24
	National Bank Holdings Corp. Class A	587	23
	Santander Consumer USA Holdings Inc.	581	22
	Banc of California Inc.	1,226	21

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
	Kearny Financial Corp.	1,568	21
*	Silvergate Capital Corp. Class A	190	21
	Greenhill & Co. Inc.	1,125	20
	Hamilton Lane Inc. Class A	225	20
	Enterprise Financial Services Corp.	392	19
	Radian Group Inc.	766	18
	Heartland Financial USA Inc.	329	16
	Independent Bank Corp. (XNGS)	201	16
	International Bancshares Corp.	327	15
	Renasant Corp.	338	15
	OFG Bancorp	583	14
	WisdomTree Investments Inc.	2,100	14
*	EZCorp. Inc. Class A	1,763	13
	FNB Corp.	945	13
	Assured Guaranty Ltd.	275	13
	WesBanco Inc.	302	12
	AMERISAFE Inc.	162	11
	Flushing Financial Corp.	468	11
	Essent Group Ltd.	236	11
*,1	BM Technologies Inc. (Acquired 12/17/20, Cost $5)	367	4
			12,800
Health Care (18.7%)
*	Edwards Lifesciences Corp.	5,088	488
	Agilent Technologies Inc.	2,832	391
	Stryker Corp.	1,476	377
	Zoetis Inc.	2,099	371
*	IDEXX Laboratories Inc.	639	357
*	IQVIA Holdings Inc.	1,486	357
	HCA Healthcare Inc.	1,650	354
*	Centene Corp.	3,534	260
	Baxter International Inc.	3,032	249
	Cigna Corp.	603	156
	National HealthCare Corp.	2,005	147
*	Neogen Corp.	1,490	137
*	Nektar Therapeutics Class A	7,107	128
*	Prothena Corp. plc	4,260	124
*	Avid Bioservices Inc.	4,982	106
	Bio-Techne Corp.	243	101
*	Integra LifeSciences Holdings Corp.	1,373	95
*	Bridgebio Pharma Inc.	1,505	89
*	ICU Medical Inc.	427	89
*	Novocure Ltd.	437	89
	Bruker Corp.	1,265	88
*	Crinetics Pharmaceuticals Inc.	4,995	88
*	Rubius Therapeutics Inc.	3,568	87
*	AngioDynamics Inc.	3,698	85
*	Repro-Med Systems Inc.	19,589	84
*	Syneos Health Inc.	941	83
	Chemed Corp.	168	82
*	Veeva Systems Inc. Class A	279	81
*	Catalent Inc.	738	77
*	Magenta Therapeutics Inc.	6,132	76
*	Phathom Pharmaceuticals Inc.	2,143	76
*	Charles River Laboratories International Inc.	221	75
*	Vertex Pharmaceuticals Inc.	359	75

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
*	Triple-S Management Corp. Class B	2,861	72
*	BeyondSpring Inc.	6,875	71
*	Globus Medical Inc. Class A	952	69
*	FibroGen Inc.	3,132	67
*	Boston Scientific Corp.	1,560	66
*	Durect Corp.	39,902	66
*	Morphic Holding Inc.	1,333	66
*	Rocket Pharmaceuticals Inc.	1,526	65
*	Affimed NV	7,278	65
	Computer Programs and Systems Inc.	1,965	64
	Ensign Group Inc.	771	64
*	Ultragenyx Pharmaceutical Inc.	629	64
*	Stoke Therapeutics Inc.	1,595	63
*	Applied Therapeutics Inc.	3,201	62
*	Hanger Inc.	2,374	61
*	RadNet Inc.	2,177	58
*	SI-BONE Inc.	1,935	58
*	Adaptive Biotechnologies Corp.	1,466	55
*	Joint Corp.	774	55
*	ANI Pharmaceuticals Inc.	1,594	55
*	Pulse Biosciences Inc.	3,066	55
*	CorVel Corp.	431	54
*	ModivCare Inc.	369	54
*	HealthStream Inc.	2,012	53
*	Surgery Partners Inc.	867	51
*	Option Care Health Inc.	2,757	51
*	PTC Therapeutics Inc.	1,243	49
*	UNITY Biotechnology Inc.	10,445	47
*	Arcutis Biotherapeutics Inc.	1,740	46
*	Accelerate Diagnostics Inc.	5,935	45
	LeMaitre Vascular Inc.	870	45
*	Surmodics Inc.	844	45
*	Insmed Inc.	1,746	43
*	iCAD Inc.	2,598	43
*	Alphatec Holdings Inc.	2,905	42
*	NGM Biopharmaceuticals Inc.	2,801	42
*	Alnylam Pharmaceuticals Inc.	287	41
*	Blueprint Medicines Corp.	445	41
*	Heska Corp.	201	40
*	Atreca Inc. Class A	4,408	40
	Anthem Inc.	98	39
*	Voyager Therapeutics Inc.	9,184	39
*	89bio Inc.	2,089	39
*	Denali Therapeutics Inc.	600	38
*	MEI Pharma Inc.	13,125	38
*	Quanterix Corp.	740	38
*	Relmada Therapeutics Inc.	1,095	38
*	Liquidia Corp.	12,683	38
*	BioLife Solutions Inc.	1,121	37
*	Invacare Corp.	4,645	37
*	TransMedics Group Inc.	1,440	37
*	Neoleukin Therapeutics Inc.	3,691	37
*	Inovalon Holdings Inc. Class A	1,135	36
	Phibro Animal Health Corp. Class A	1,278	36
*	SpringWorks Therapeutics Inc.	446	36

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
*	Passage Bio Inc.	2,723	36
*	Neubase Therapeutics Inc.	6,982	36
*	Fortress Biotech Inc.	8,817	35
*	Geron Corp. (XNGS)	25,120	35
*	ORIC Pharmaceuticals Inc.	1,512	35
*	Paratek Pharmaceuticals Inc.	4,118	34
*	Replimune Group Inc.	878	34
*	Aspira Women's Health Inc.	6,178	34
*	Viemed Healthcare Inc.	4,342	34
*	Molecular Templates Inc.	3,735	33
*	Omnicell Inc.	233	32
*	OrthoPediatrics Corp.	564	32
*	Harpoon Therapeutics Inc.	1,578	32
*	Rapt Therapeutics Inc.	1,654	32
*	GlycoMimetics Inc.	12,009	31
*	Akero Therapeutics Inc.	1,130	30
*	MannKind Corp.	6,682	29
*	UroGen Pharma Ltd.	1,634	29
*	Antares Pharma Inc.	7,030	28
	Encompass Health Corp.	328	28
*	Sientra Inc.	3,975	28
*	Natera Inc.	287	27
*	Ideaya Biosciences Inc.	1,279	26
*	Calithera Biosciences Inc.	9,937	23
*	CytomX Therapeutics Inc.	3,188	23
*	Ocular Therapeutix Inc.	1,564	23
*	Quotient Ltd.	5,580	23
*	Adamas Pharmaceuticals Inc.	3,984	22
*	Cutera Inc.	567	22
	Hill-Rom Holdings Inc.	199	22
*	NeoGenomics Inc.	527	22
*	Acadia Healthcare Co. Inc.	331	21
*	AcelRx Pharmaceuticals Inc.	14,365	20
*	Amicus Therapeutics Inc.	2,010	19
	Atrion Corp.	31	19
*	Avrobio Inc.	2,043	18
*	Rigel Pharmaceuticals Inc.	4,831	18
*	Y-mAbs Therapeutics Inc.	499	18
*	Organogenesis Holdings Inc. Class A	1,023	18
*	Arcus Biosciences Inc.	697	17
*	CytoSorbents Corp.	2,132	17
*	Checkpoint Therapeutics Inc.	6,071	16
*	Lannett Co. Inc.	3,775	16
*	XBiotech Inc.	946	16
*	Pennant Group Inc.	474	16
*	IntriCon Corp.	684	15
*	Oncocyte Corp.	3,366	15
*,2	PDL BioPharma Inc.	6,046	15
*	Accuray Inc.	3,211	14
*	Amphastar Pharmaceuticals Inc.	686	13
*	ViewRay Inc.	2,229	13
*	Meridian Bioscience Inc.	604	12
	PerkinElmer Inc.	80	12
*	Kura Oncology Inc.	496	11
	Perrigo Co. plc	242	11

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
*	Spero Therapeutics Inc.	752	11
*	Abeona Therapeutics Inc.	5,966	10
*	LHC Group Inc.	50	10
*	Black Diamond Therapeutics Inc.	753	10
*	Keros Therapeutics Inc.	187	10
*	Chimerix Inc.	1,183	9
*	Chinook Therapeutics Inc.	573	9
			9,637
Industrials (22.7%)
	Illinois Tool Works Inc.	2,899	672
	Capital One Financial Corp.	2,580	415
	General Dynamics Corp.	2,150	408
	Eaton Corp. plc	2,587	376
	Emerson Electric Co.	3,866	370
	Norfolk Southern Corp.	888	249
	Sonoco Products Co.	3,369	227
	Trane Technologies plc	1,174	219
	Automatic Data Processing Inc.	1,100	216
	Deere & Co.	504	182
	Accenture plc Class A	613	173
	CSX Corp.	1,563	156
	Donaldson Co. Inc.	2,461	152
	MSA Safety Inc.	892	150
	AptarGroup Inc.	989	146
	Johnson Controls International plc	2,065	137
	Exponent Inc.	1,492	136
	HEICO Corp. Class A	1,011	134
	nVent Electric plc	3,841	125
	Helios Technologies Inc.	1,567	111
*	Cornerstone Building Brands Inc.	6,196	105
	BWX Technologies Inc.	1,649	103
	ArcBest Corp.	1,252	97
*	Donnelley Financial Solutions Inc.	3,250	97
	Lincoln Electric Holdings Inc.	734	94
	TTEC Holdings Inc.	869	94
	Nordson Corp.	413	92
	L3Harris Technologies Inc.	412	90
	Maximus Inc.	973	90
	AGCO Corp.	642	89
	Littelfuse Inc.	335	88
	Resources Connection Inc.	6,049	88
*	ASGN Inc.	842	87
*	Cross Country Healthcare Inc.	5,521	86
	John Bean Technologies Corp.	599	86
	Graco Inc.	1,127	85
	Ennis Inc.	4,030	84
	Tetra Tech Inc.	702	84
	Crane Co.	859	82
*	MYR Group Inc.	929	81
*	AECOM	1,224	80
*	Herc Holdings Inc.	696	80
*	Paylocity Holding Corp.	465	79
	Regal Beloit Corp.	558	79
	Northrop Grumman Corp.	213	78
*	Trimble Inc.	989	77

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
	Genco Shipping & Trading Ltd.	4,844	77
*	Textainer Group Holdings Ltd.	2,294	77
	Curtiss-Wright Corp.	607	76
	Apogee Enterprises Inc.	1,969	75
*	Blue Bird Corp.	2,815	74
*	Covenant Logistics Group Inc. Class A	3,304	74
	EMCOR Group Inc.	573	72
	MKS Instruments Inc.	384	72
*	Mercury Systems Inc.	1,101	72
*	Gates Industrial Corp. plc	3,945	72
	EnerSys	751	71
*	Lydall Inc.	1,887	69
*	REV Group Inc.	3,693	69
	Kronos Worldwide Inc.	4,199	68
*	Teledyne Technologies Inc.	160	67
	Hyster-Yale Materials Handling Inc.	844	64
*	ShotSpotter Inc.	1,577	64
*	ACI Worldwide Inc.	1,636	63
	RPM International Inc.	673	63
	Toro Co.	544	60
	CSW Industrials Inc.	484	59
	Chase Corp.	560	59
*	DXP Enterprises Inc.	1,922	59
	Simpson Manufacturing Co. Inc.	521	59
	ITT Inc.	616	58
*	Modine Manufacturing Co.	3,300	58
	Valmont Industries Inc.	232	58
	Rexnord Corp.	1,142	57
	Cognex Corp.	708	56
*	AerCap Holdings NV	923	54
*	Willdan Group Inc.	1,465	53
	Griffon Corp.	1,977	52
	Myers Industries Inc.	2,305	51
*	Sterling Construction Co. Inc.	2,270	51
*	Construction Partners Inc. Class A	1,506	49
*	Napco Security Technologies Inc.	1,494	49
	Air Lease Corp. Class A	1,004	47
*	BlueLinx Holdings Inc.	916	46
	Columbus McKinnon Corp.	888	45
*	Thermon Group Holdings Inc.	2,592	45
*	Great Lakes Dredge & Dock Corp.	2,978	44
*	CBIZ Inc.	1,309	43
	Genpact Ltd.	947	43
	Encore Wire Corp.	510	42
*	RR Donnelley & Sons Co.	6,418	41
*	Sykes Enterprises Inc.	967	41
	Textron Inc.	593	41
*	International Money Express Inc.	2,698	41
	Franklin Electric Co. Inc.	477	40
	Raven Industries Inc.	900	40
	Xylem Inc.	341	40
*	FARO Technologies Inc.	510	39
*	Astronics Corp.	2,253	38
	National Presto Industries Inc.	376	38
*	Sensata Technologies Holding plc	634	38

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
*	PAE Inc.	4,655	38
	CAI International Inc.	873	37
*	Ducommun Inc.	688	37
	EnPro Industries Inc.	399	37
	Quanex Building Products Corp.	1,398	37
	Wabash National Corp.	2,315	37
	Primoris Services Corp.	1,118	36
*	Vectrus Inc.	707	36
	Astec Industries Inc.	507	35
	Pentair plc	503	35
*	Axon Enterprise Inc.	245	34
	Marten Transport Ltd.	1,974	34
*	Gibraltar Industries Inc.	411	33
	Hubbell Inc. Class B	175	33
*	Manitowoc Co. Inc.	1,277	33
	ManpowerGroup Inc.	273	33
*	U.S. Xpress Enterprises Inc. Class A	2,935	33
	Kforce Inc.	515	32
	International Seaways Inc.	1,579	32
	Landstar System Inc.	179	31
*	TriMas Corp.	958	31
	Tennant Co.	365	30
	AAON Inc.	455	30
*	BrightView Holdings Inc.	1,648	29
	Douglas Dynamics Inc.	664	29
*	Team Inc.	3,353	29
	Watsco Inc.	96	28
	Carlisle Cos. Inc.	139	27
*	Echo Global Logistics Inc.	798	27
*	Huron Consulting Group Inc.	496	27
	McGrath RentCorp.	315	27
	Woodward Inc.	213	27
	Kadant Inc.	155	26
	Eagle Materials Inc.	168	25
	ESCO Technologies Inc.	268	25
	Standex International Corp.	254	25
*	Kelly Services Inc. Class A	923	24
	DuPont de Nemours Inc.	275	23
*	ExlService Holdings Inc.	208	21
	Sealed Air Corp.	373	21
*	Energy Recovery Inc.	1,054	20
*	Forrester Research Inc.	438	19
*	Franklin Covey Co.	600	19
*	I3 Verticals Inc. Class A	618	19
	Acuity Brands Inc.	96	18
	Heidrick & Struggles International Inc.	409	18
	Powell Industries Inc.	523	18
*	Air Transport Services Group Inc.	677	17
	Luxfer Holdings plc	736	17
	Insteel Industries Inc.	471	16
	Flowserve Corp.	363	15
*	Veritiv Corp.	251	15
	Advanced Drainage Systems Inc.	122	14
	Park Aerospace Corp.	897	14
	Eneti Inc.	691	14

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
*	CIRCOR International Inc.	355	13
	Mueller Water Products Inc. Class A	873	13
	Sherwin-Williams Co.	45	13
	Armstrong World Industries Inc.	117	12
*	Itron Inc.	121	12
*	Ranpak Holdings Corp. Class A	534	12
*	TopBuild Corp.	57	11
*	Orion Energy Systems Inc.	1,769	11
	Enerpac Tool Group Corp. Class A	386	11
	Cummins Inc.	40	10
*	Acacia Research Corp.	1,736	9
*	Daseke Inc.	1,275	9
			11,715
Real Estate (1.1%)
*	CoStar Group Inc.	163	139
*	Cushman & Wakefield plc	4,727	90
	Newmark Group Inc. Class A	6,612	85
	St. Joe Co.	1,732	81
	RMR Group Inc. Class A	1,813	71
*	CBRE Group Inc. Class A	472	41
*	Marcus & Millichap Inc.	624	25
*	Forestar Group Inc.	936	22
			554
Technology (9.7%)
	Amphenol Corp. Class A	7,868	529
	Roper Technologies Inc.	804	362
*	Synopsys Inc.	1,294	329
	Cognizant Technology Solutions Corp. Class A	3,673	263
*	Cadence Design Systems Inc.	1,936	246
*	Novanta Inc.	1,095	152
	Analog Devices Inc.	851	140
	TE Connectivity Ltd.	942	128
	Hackett Group Inc.	5,670	101
	Dolby Laboratories Inc. Class A	971	95
	Pegasystems Inc.	792	94
*	Silicon Laboratories Inc.	682	93
*	Manhattan Associates Inc.	663	90
*	Avid Technology Inc.	2,893	89
	National Instruments Corp.	2,154	88
*	Agilysys Inc.	1,577	80
	American Software Inc. Class A	3,744	75
*	ScanSource Inc.	2,423	74
*	Cohu Inc.	1,910	71
	SYNNEX Corp.	544	69
*	EPAM Systems Inc.	139	66
	CMC Materials Inc.	406	63
*	Tucows Inc. Class A	795	62
*	Envestnet Inc.	850	61
	QAD Inc. Class A	852	61
	Monolithic Power Systems Inc.	173	59
*	PDF Solutions Inc.	3,181	56
*	Intelligent Systems Corp.	1,687	55
*	Digimarc Corp.	1,542	54
	CDK Global Inc.	1,019	53
*	Black Knight Inc.	699	51

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
	PC Connection Inc.	1,047	51
*	Arrow Electronics Inc.	417	50
*	NCR Corp.	1,041	50
*	CACI International Inc. Class A	187	48
*	Axcelis Technologies Inc.	1,136	47
	CTS Corp.	1,216	47
*	Ceridian HCM Holding Inc.	524	47
*	CEVA Inc.	1,006	45
*	Semtech Corp.	706	45
*	A10 Networks Inc.	4,542	44
*	OneSpan Inc.	1,662	43
	Amkor Technology Inc.	1,973	42
	Power Integrations Inc.	474	39
	Science Applications International Corp.	434	39
*	DSP Group Inc.	2,253	35
	Jabil Inc.	623	35
*	MaxLinear Inc.	908	35
	Brooks Automation Inc.	333	34
*	Veeco Instruments Inc.	1,430	34
	Advanced Energy Industries Inc.	300	31
	Simulations Plus Inc.	585	31
	KLA Corp.	96	30
*	Qualys Inc.	292	28
*	comScore Inc.	6,758	27
	Entegris Inc.	215	25
*	Mitek Systems Inc.	1,431	24
*	Photronics Inc.	1,798	24
*	IPG Photonics Corp.	108	23
	Methode Electronics Inc.	482	23
	Intuit Inc.	50	22
*	eGain Corp.	2,080	21
*	nLight Inc.	698	21
*	Verint Systems Inc.	421	19
*	ePlus Inc.	169	16
*	FormFactor Inc.	445	16
*	Aspen Technology Inc.	90	12
			5,012
Telecommunications (2.4%)
*	Liberty Broadband Corp. Class A	1,230	199
	ATN International Inc.	2,699	128
*	Consolidated Communications Holdings Inc.	7,903	74
	Loral Space & Communications Inc.	1,783	68
*	Iridium Communications Inc.	1,719	66
*	Liberty Broadband Corp. Class C	395	66
*	WideOpenWest Inc.	3,888	65
*	Ribbon Communications Inc.	7,867	59
*	Casa Systems Inc.	6,186	54
*	Ooma Inc.	2,583	50
	Cable One Inc.	26	47
*	Liberty Latin America Ltd. Class A	3,174	45
*	Harmonic Inc.	6,088	42
	ADTRAN Inc.	2,093	41
*	CalAmp Corp.	2,805	39
*	Digi International Inc.	1,993	38
*	Clearfield Inc.	963	36

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
	Ubiquiti Inc.	109	33
*	U.S. Cellular Corp.	669	25
	Shenandoah Telecommunications Co.	403	20
*	Cambium Networks Corp.	229	13
			1,208
Utilities (1.3%)
	Waste Management Inc.	3,653	514
*	Stericycle Inc.	1,042	82
*	Clean Harbors Inc.	573	53
			649
Total Common Stocks (Cost $37,901)			51,357
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3]	Vanguard Market Liquidity Fund 0.055% (Cost $154)	1,538	154
Total Investments (99.9%) (Cost $38,055)			51,511
Other Assets and Liabilities— Net (0.1%)			64
Net Assets (100%)			51,575
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Restricted securities totaling $4,000, representing 0.0% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2021	7	147	1

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $37,901)	51,357
Affiliated Issuers (Cost $154)	154
Total Investments in Securities	51,511
Investment in Vanguard	2
Cash Collateral Pledged—Futures Contracts	10
Receivables for Accrued Income	65
Variation Margin Receivable—Futures Contracts	—
Total Assets	51,588
Liabilities
Payables for Investment Securities Purchased	11
Payables to Vanguard	2
Total Liabilities	13
Net Assets	51,575
At May 31, 2021, net assets consisted of:

Paid-in Capital	39,085
Total Distributable Earnings (Loss)	12,490
Net Assets	51,575

Net Assets
Applicable to 465,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,575
Net Asset Value Per Share	$110.91

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Dividends	332
Interest[1]	—
Total Income	332
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	27
Marketing and Distribution	—
Custodian Fees	4
Shareholders’ Reports	—
Trustees’ Fees and Expenses	—
Total Expenses	31
Net Investment Income	301
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,494
Futures Contracts	28
Realized Net Gain (Loss)	1,522
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	8,445
Futures Contracts	(11)
Change in Unrealized Appreciation (Depreciation)	8,434
Net Increase (Decrease) in Net Assets Resulting from Operations	10,257
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $337,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	301	688
Realized Net Gain (Loss)	1,522	(1,914)
Change in Unrealized Appreciation (Depreciation)	8,434	2,528
Net Increase (Decrease) in Net Assets Resulting from Operations	10,257	1,302
Distributions
Total Distributions	(370)	(690)
Capital Share Transactions
Issued	4,224	2,195
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,730)	(3,670)
Net Increase (Decrease) from Capital Share Transactions	1,494	(1,475)
Total Increase (Decrease)	11,381	(863)
Net Assets
Beginning of Period	40,194	41,057
End of Period	51,575	40,194

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended May 31, 2021	Year Ended November 30,		February 13, 2018[1] to November 30, 2018
		2020	2019
Net Asset Value, Beginning of Period	$89.32	$86.44	$78.25	$75.00
Investment Operations
Net Investment Income[2]	.653	1.436	1.310	1.010
Net Realized and Unrealized Gain (Loss) on Investments	21.743	2.882	8.047	2.834
Total from Investment Operations	22.396	4.318	9.357	3.844
Distributions
Dividends from Net Investment Income	(.806)	(1.438)	(1.167)	(.594)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.806)	(1.438)	(1.167)	(.594)
Net Asset Value, End of Period	$110.91	$89.32	$86.44	$78.25
Total Return	25.20%	5.38%	12.14%	5.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52	$40	$41	$16
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.14%[3]	0.13%[4,5]
Ratio of Net Investment Income to Average Net Assets	1.15%	1.83%	1.62%	1.58%[4]
Portfolio Turnover Rate	36%[6]	54%[6]	49%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Annualized.
5	The ratio of total expenses to average net assets before an expense reduction of 0.02% was 0.15%. The fund incurred higher than anticipated expenses, in which Vanguard voluntarily agreed to assume payment of certain expenses. The fund is not obligated to repay this amount to Vanguard.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF
Notes to Financial Statements
Vanguard U.S. Liquidity Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

U.S. Liquidity Factor ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

U.S. Liquidity Factor ETF
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	51,338	4	15	51,357
Temporary Cash Investments	154	—	—	154
Total	51,492	4	15	51,511
Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,055
Gross Unrealized Appreciation	13,953
Gross Unrealized Depreciation	(496)
Net Unrealized Appreciation (Depreciation)	13,457
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2020, the fund had available capital losses totaling $2,566,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

U.S. Liquidity Factor ETF
E.	During the six months ended May 31, 2021, the fund purchased $19,355,000 of investment securities and sold $17,855,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $1,081,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	Shares (000)	Shares (000)
Issued	40	25
Issued in Lieu of Cash Distributions	—	—
Redeemed	(25)	(50)
Net Increase (Decrease) in Shares Outstanding	15	(25)
At May 31, 2021, one shareholder, a subsidiary of Vanguard, was the record or beneficial owner of 52% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

U.S. Minimum Volatility ETF
Fund Allocation
As of May 31, 2021
Basic Materials	2.5%
Consumer Discretionary	14.5
Consumer Staples	7.1
Energy	0.2
Financials	8.4
Health Care	17.4
Industrials	11.5
Real Estate	1.5
Technology	20.2
Telecommunications	8.2
Utilities	8.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Minimum Volatility ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Basic Materials (2.4%)
	Newmont Corp.	9,650	709
	Fastenal Co.	4,610	245
	Royal Gold Inc.	943	117
	Balchem Corp.	835	109
			1,180
Consumer Discretionary (14.4%)
	Electronic Arts Inc.	5,073	725
	Dollar General Corp.	3,557	722
	Activision Blizzard Inc.	7,202	700
	Walmart Inc.	4,569	649
*	Amazon.com Inc.	201	648
	Costco Wholesale Corp.	1,648	623
	Service Corp. International	10,758	570
*	Dollar Tree Inc.	5,698	556
*	Take-Two Interactive Software Inc.	2,892	537
	Domino's Pizza Inc.	1,148	490
*	Terminix Global Holdings Inc.	8,240	407
	Target Corp.	1,000	227
	Murphy USA Inc.	840	113
			6,967
Consumer Staples (7.1%)
	Procter & Gamble Co.	4,930	665
	Flowers Foods Inc.	26,353	635
	Hormel Foods Corp.	13,038	633
	Colgate-Palmolive Co.	5,013	420
	Hershey Co.	1,789	310
	Church & Dwight Co. Inc.	3,092	265
	John B Sanfilippo & Son Inc.	1,824	170
	Weis Markets Inc.	2,010	102
	Clorox Co.	447	79
	Lancaster Colony Corp.	403	75
	Tootsie Roll Industries Inc.	1,850	58
			3,412
Energy (0.2%)
*	Cheniere Energy Inc.	1,037	88

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
Financials (8.3%)
	Houlihan Lokey Inc. Class A	8,842	662
	Marsh & McLennan Cos. Inc.	4,549	629
	Broadridge Financial Solutions Inc.	3,293	525
	CME Group Inc.	1,969	431
*	Columbia Financial Inc.	22,922	407
	Westamerica BanCorp.	6,132	385
	Harbornone Bancorp Inc.	13,293	198
	Erie Indemnity Co. Class A	731	147
	Arthur J Gallagher & Co.	966	142
	Waterstone Financial Inc.	6,639	131
	Park National Corp.	943	119
	Bank First Corp.	1,277	91
	AMERISAFE Inc.	1,238	81
	Eastern Bankshares Inc.	1,937	43
	Intercontinental Exchange Inc.	316	36
	Lakeland Financial Corp.	210	13
			4,040
Health Care (17.3%)
*	HealthStream Inc.	27,812	728
	Johnson & Johnson	4,190	709
	Eli Lilly & Co.	3,495	698
	Merck & Co. Inc.	9,152	695
	Gilead Sciences Inc.	10,356	685
	Amgen Inc.	2,840	676
	Baxter International Inc.	7,645	628
	Danaher Corp.	2,286	586
*	Regeneron Pharmaceuticals Inc.	1,049	527
	Cerner Corp.	6,229	487
*	Enanta Pharmaceuticals Inc.	9,479	461
	Pfizer Inc.	11,173	433
*	Veeva Systems Inc. Class A	821	239
	Bristol-Myers Squibb Co.	3,218	211
	Becton Dickinson and Co.	697	169
	Atrion Corp.	249	155
	Zoetis Inc.	505	89
*	Seagen Inc.	239	37
*	Amphastar Pharmaceuticals Inc.	1,855	35
*	Corcept Therapeutics Inc.	1,510	33
*	Vertex Pharmaceuticals Inc.	126	26
*	Akero Therapeutics Inc.	994	26
	Viatris Inc.	1,404	21
			8,354
Industrials (11.5%)
	Expeditors International of Washington Inc.	6,580	827
*	Navistar International Corp.	16,287	720
	Landstar System Inc.	4,180	713
	Macquarie Infrastructure Corp.	16,330	570
	Accenture plc Class A	1,655	467
	Maximus Inc.	4,429	410
	CH Robinson Worldwide Inc.	3,777	366
	Jack Henry & Associates Inc.	2,090	322
	Illinois Tool Works Inc.	1,304	302
	Graco Inc.	3,829	290
	Heartland Express Inc.	14,417	262

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
	AptarGroup Inc.	923	136
	Toro Co.	1,115	124
	Lindsay Corp.	205	34
			5,543
Real Estate (1.5%)
	Equity Commonwealth	25,963	712
Technology (20.0%)
*	Alphabet Inc. Class A	342	806
	Oracle Corp.	10,200	803
	Texas Instruments Inc.	3,961	752
*	Adobe Inc.	1,486	750
	Microsoft Corp.	2,936	733
	Apple Inc.	5,211	649
*	Tyler Technologies Inc.	1,598	644
*	Cadence Design Systems Inc.	4,211	535
	Citrix Systems Inc.	4,317	496
	Shutterstock Inc.	5,295	480
*	Black Knight Inc.	5,361	393
	Intuit Inc.	874	384
*	Altair Engineering Inc. Class A	5,606	378
*	Facebook Inc. Class A	1,101	362
	Amdocs Ltd.	4,474	349
*	Super Micro Computer Inc.	10,011	348
*	Zscaler Inc.	1,158	225
*	Slack Technologies Inc. Class A	3,852	170
	Analog Devices Inc.	633	104
	Dolby Laboratories Inc. Class A	901	88
*	Cognyte Software Ltd.	2,462	63
	American Software Inc. Class A	2,615	53
*	EverQuote Inc. Class A	1,544	49
	NortonLifeLock Inc.	1,710	47
*	Vimeo Inc.	547	23
*	Verint Systems Inc.	242	11
*	MicroStrategy Inc. Class A	10	5
			9,700
Telecommunications (8.2%)
	Verizon Communications Inc.	12,845	726
	Shenandoah Telecommunications Co.	12,521	625
	AT&T Inc.	15,176	447
	Cable One Inc.	231	419
*	Cincinnati Bell Inc.	26,314	405
*	T-Mobile US Inc.	2,828	400
*	Charter Communications Inc. Class A	407	283
*	Liberty Broadband Corp. Class A	1,379	223
	Cisco Systems Inc.	4,036	214
*	Liberty Broadband Corp. Class C	709	118
	Spok Holdings Inc.	5,350	62
	ATN International Inc.	482	23
	Motorola Solutions Inc.	85	17
*	Anterix Inc.	41	2
			3,964
Utilities (8.4%)
	Republic Services Inc. Class A	6,876	751
	WEC Energy Group Inc.	7,825	735

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
	American Water Works Co. Inc.	3,359	521
	Duke Energy Corp.	5,117	513
	Waste Management Inc.	1,842	259
	PNM Resources Inc.	4,926	242
*,1	Cadiz Inc.	14,137	194
	American States Water Co.	2,024	161
	CMS Energy Corp.	2,497	157
	Eversource Energy	1,412	114
	Xcel Energy Inc.	1,602	113
	NextEra Energy Inc.	1,452	106
	SJW Group	1,412	91
	Ameren Corp.	828	70
	Dominion Energy Inc.	618	47
			4,074
Total Common Stocks (Cost $41,254)			48,034
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $452)	4,518	452
Total Investments (100.2%) (Cost $41,706)			48,486
Other Assets and Liabilities— Net (-0.2%)			(94)
Net Assets (100%)			48,392
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $160,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $162,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	1	210	12
Micro E-mini S&P 500 Index	June 2021	3	63	4
				16

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $41,254)	48,034
Affiliated Issuers (Cost $452)	452
Total Investments in Securities	48,486
Investment in Vanguard	2
Cash Collateral Pledged—Futures Contracts	24
Receivables for Investment Securities Sold	2,381
Receivables for Accrued Income	49
Variation Margin Receivable—Futures Contracts	—
Total Assets	50,942
Liabilities
Due to Custodian	3
Payables for Investment Securities Purchased	2,382
Collateral for Securities on Loan	162
Payables to Vanguard	3
Total Liabilities	2,550
Net Assets	48,392
At May 31, 2021, net assets consisted of:

Paid-in Capital	47,582
Total Distributable Earnings (Loss)	810
Net Assets	48,392

Net Assets
Applicable to 500,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,392
Net Asset Value Per Share	$96.78

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Dividends	169
Interest[1]	—
Securities Lending—Net	—
Total Income	169
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	26
Marketing and Distribution	—
Custodian Fees	4
Shareholders’ Reports	2
Trustees’ Fees and Expenses	—
Total Expenses	32
Net Investment Income	137
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	5,302
Futures Contracts	33
Realized Net Gain (Loss)	5,335
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	462
Futures Contracts	2
Change in Unrealized Appreciation (Depreciation)	464
Net Increase (Decrease) in Net Assets Resulting from Operations	5,936
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,903,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	137	1,847
Realized Net Gain (Loss)	5,335	(7,471)
Change in Unrealized Appreciation (Depreciation)	464	688
Net Increase (Decrease) in Net Assets Resulting from Operations	5,936	(4,936)
Distributions
Total Distributions	(520)	(2,094)
Capital Share Transactions
Issued	1,451	29,188
Issued in Lieu of Cash Distributions	—	—
Redeemed	(15,077)	(56,656)
Net Increase (Decrease) from Capital Share Transactions	(13,626)	(27,468)
Total Increase (Decrease)	(8,210)	(34,498)
Net Assets
Beginning of Period	56,602	91,100
End of Period	48,392	56,602

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended May 31, 2021	Year Ended November 30,		February 13, 2018[1] to November 30, 2018
		2020	2019
Net Asset Value, Beginning of Period	$87.08	$91.10	$81.69	$75.00
Investment Operations
Net Investment Income[2]	.250	1.779	2.632	1.887
Net Realized and Unrealized Gain (Loss) on Investments	10.302	(3.776)	8.996	5.677
Total from Investment Operations	10.552	(1.997)	11.628	7.564
Distributions
Dividends from Net Investment Income	(.852)	(2.023)	(2.218)	(.874)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.852)	(2.023)	(2.218)	(.874)
Net Asset Value, End of Period	$96.78	$87.08	$91.10	$81.69
Total Return	12.20%	-1.99%	14.58%	10.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48	$57	$91	$22
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	0.44%	2.14%	3.05%	2.90%[3]
Portfolio Turnover Rate	26%[4]	83%[4]	23%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Notes to Financial Statements
Vanguard U.S. Minimum Volatility ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

U.S. Minimum Volatility ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

U.S. Minimum Volatility ETF
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	41,706
Gross Unrealized Appreciation	7,286
Gross Unrealized Depreciation	(490)
Net Unrealized Appreciation (Depreciation)	6,796
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2020, the fund had available capital losses totaling $11,261,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending

U.S. Minimum Volatility ETF
November 30, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2021, the fund purchased $14,230,000 of investment securities and sold $27,918,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $15,054,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	Shares (000)	Shares (000)
Issued	15	350
Issued in Lieu of Cash Distributions	—	—
Redeemed	(165)	(700)
Net Increase (Decrease) in Shares Outstanding	(150)	(350)
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

U.S. Momentum Factor ETF
Fund Allocation
As of May 31, 2021
Basic Materials	5.1%
Consumer Discretionary	24.2
Consumer Staples	1.6
Energy	3.0
Financials	18.9
Health Care	13.1
Industrials	18.9
Real Estate	0.6
Technology	13.1
Telecommunications	1.4
Utilities	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Momentum Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (5.0%)
	Freeport-McMoRan Inc.	20,184	862
	Southern Copper Corp.	5,507	384
	Westlake Chemical Corp.	3,209	324
	Dow Inc.	4,717	323
	Steel Dynamics Inc.	4,762	297
	Worthington Industries Inc.	3,417	227
	Timken Co.	2,449	217
	Chemours Co.	5,848	210
*	Cleveland-Cliffs Inc.	8,650	174
*	Amyris Inc.	11,959	170
	Nucor Corp.	1,510	155
	Mosaic Co.	4,143	150
*	Energy Fuels Inc.	21,320	138
	Schnitzer Steel Industries Inc. Class A	2,529	138
	Tronox Holdings plc Class A	5,837	137
	Eastman Chemical Co.	1,014	127
	Hecla Mining Co.	12,911	116
	Olin Corp.	2,241	110
*	Intrepid Potash Inc.	3,655	105
*	Uranium Energy Corp.	33,250	104
*	TimkenSteel Corp.	6,700	101
*	Rayonier Advanced Materials Inc.	11,280	87
	Trinseo SA	1,317	85
*	U.S. Silica Holdings Inc.	8,080	83
	Scotts Miracle-Gro Co.	361	78
	U.S. Steel Corp.	2,970	77
	Albemarle Corp.	420	70
	Celanese Corp. Class A	367	61
*	Century Aluminum Co.	4,383	60
*	Kraton Corp.	1,741	59
*	Livent Corp.	1,494	29
*	Coeur Mining Inc.	1,975	21
			5,279
Consumer Discretionary (24.1%)
*	Tesla Inc.	1,509	943
*	Ford Motor Co.	64,359	935
	Target Corp.	3,870	878
*	General Motors Co.	13,747	815
	Lowe's Cos. Inc.	2,457	479
*	Caesars Entertainment Inc.	4,229	454
*	Capri Holdings Ltd.	7,756	440
	ViacomCBS Inc. Class B	8,808	374
*	Scientific Games Corp. Class A	5,146	373
	Estee Lauder Cos. Inc. Class A	1,099	337
	Gap Inc.	9,572	320
	Kohl's Corp.	5,746	319

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	L Brands Inc.	4,496	314
	AMERCO	545	313
	News Corp. Class A	11,488	310
*	Discovery Inc. Class A	9,630	309
	Travel + Leisure Co.	4,721	308
	RCI Hospitality Holdings Inc.	3,578	277
*	Tapestry Inc.	5,809	261
*	Walt Disney Co.	1,458	260
	Activision Blizzard Inc.	2,499	243
*	Liquidity Services Inc.	10,034	240
*	Golden Entertainment Inc.	5,321	227
	Lear Corp.	1,122	217
*	Uber Technologies Inc.	4,254	216
*	Avis Budget Group Inc.	2,401	211
*	Chico's FAS Inc.	45,072	210
*	AutoNation Inc.	1,974	202
*	Penn National Gaming Inc.	2,469	202
*	Carvana Co. Class A	756	200
*	RH	310	199
	Qurate Retail Inc. Series A	14,530	198
*	Lovesac Co.	2,307	192
*	Crocs Inc.	1,865	189
*	Etsy Inc.	1,144	188
	Williams-Sonoma Inc.	1,067	181
*	Signet Jewelers Ltd.	2,889	175
*	Houghton Mifflin Harcourt Co.	17,345	172
*	Macy's Inc.	9,387	172
*	Discovery Inc. Class C	5,681	171
*	Gannett Co. Inc.	33,122	170
*	Citi Trends Inc.	1,954	163
*	American Airlines Group Inc.	6,696	162
	eBay Inc.	2,666	162
	MGM Resorts International	3,756	161
	Dollar General Corp.	758	154
*	Fossil Group Inc.	10,362	146
*	Bed Bath & Beyond Inc.	4,988	140
	Tempur Sealy International Inc.	3,549	137
*	Genesco Inc.	2,481	136
*	Allegiant Travel Co.	608	135
	Dillard's Inc. Class A	1,019	134
*	SiteOne Landscape Supply Inc.	779	134
	Guess? Inc.	4,497	132
*	Container Store Group Inc.	9,652	131
	Lithia Motors Inc. Class A	372	131
*	BJ's Restaurants Inc.	2,341	129
	Caleres Inc.	5,095	128
*	Funko Inc. Class A	4,863	128
	Churchill Downs Inc.	628	125
*	Red Rock Resorts Inc. Class A	2,787	125
	Dick's Sporting Goods Inc.	1,264	123
	Foot Locker Inc.	1,943	123
*	Trade Desk Inc. Class A	209	123
*	Expedia Group Inc.	690	122
*	YETI Holdings Inc.	1,396	122
*	iHeartMedia Inc. Class A	5,274	122
*	Chipotle Mexican Grill Inc. Class A	88	121
*	Dave & Buster's Entertainment Inc.	2,850	120
*	SeaWorld Entertainment Inc.	2,208	120
*	XPEL Inc.	1,462	120
*	G-III Apparel Group Ltd.	3,582	118
	Haverty Furniture Cos. Inc.	2,503	115
*	Hibbett Sports Inc.	1,352	115
	Kontoor Brands Inc.	1,798	115
*	Century Communities Inc.	1,403	114
*	Deckers Outdoor Corp.	339	114
*	Brinker International Inc.	1,833	113
*	Spirit Airlines Inc.	3,059	109

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	American Eagle Outfitters Inc.	3,052	108
	Toll Brothers Inc.	1,661	108
*	Purple Innovation Inc. Class A	3,792	108
	Thor Industries Inc.	868	107
*	Tupperware Brands Corp.	4,161	107
*	VOXX International Corp. Class A	7,072	106
	Camping World Holdings Inc. Class A	2,336	104
*	Mattel Inc.	4,924	104
*	Turtle Beach Corp.	3,148	104
	Dana Inc.	3,801	103
	Movado Group Inc.	3,707	103
*	Clean Energy Fuels Corp.	12,938	102
	Harley-Davidson Inc.	2,100	102
*	Everi Holdings Inc.	4,860	101
*	GoPro Inc. Class A	8,873	100
*	Boyd Gaming Corp.	1,522	98
*	MarineMax Inc.	1,896	98
*	Abercrombie & Fitch Co. Class A	2,267	97
*	Bally's Corp.	1,669	97
*	OneWater Marine Inc. Class A	1,926	95
*	Sleep Number Corp.	846	94
*	Floor & Decor Holdings Inc. Class A	939	92
*	Express Inc.	21,103	91
*	Cheesecake Factory Inc.	1,505	89
	EW Scripps Co. Class A	4,178	89
	Hanesbrands Inc.	4,421	86
*	Nautilus Inc.	4,643	84
*	Monarch Casino & Resort Inc.	1,159	83
	Rush Enterprises Inc. Class A	1,746	83
*	Sonos Inc.	2,232	83
*	Red Robin Gourmet Burgers Inc.	2,288	82
*	Children's Place Inc.	847	79
	Newell Brands Inc.	2,756	79
*	Chuy's Holdings Inc.	1,884	78
*	Lululemon Athletica Inc.	242	78
*	Under Armour Inc. Class A	3,440	78
*	PVH Corp.	670	77
	Sonic Automotive Inc. Class A	1,604	77
*	Southwest Airlines Co.	1,245	77
	Systemax Inc.	2,251	77
	Big Lots Inc.	1,236	75
*	Coty Inc. Class A	8,363	75
	Buckle Inc.	1,758	74
*	Master Craft Boat Holdings Inc.	2,682	74
*	Wayfair Inc. Class A	240	74
*	TripAdvisor Inc.	1,646	72
	Ethan Allen Interiors Inc.	2,379	69
*	LGI Homes Inc.	382	69
	Pool Corp.	158	69
	Winnebago Industries Inc.	932	69
	Lennar Corp. Class A	690	68
*	Fox Factory Holding Corp.	429	67
*	ODP Corp.	1,537	67
*	M/I Homes Inc.	931	66
*	Green Brick Partners Inc.	2,760	64
*	Lions Gate Entertainment Corp. Class A	3,243	63
*	National Vision Holdings Inc.	1,271	63
*	Designer Brands Inc. Class A	3,549	62
	KB Home	1,328	62
*	Malibu Boats Inc. Class A	792	62
*	Ruth's Hospitality Group Inc.	2,574	62
*	Quotient Technology Inc.	5,171	61
*	Lakeland Industries Inc.	2,374	60
*	Alaska Air Group Inc.	854	59
*	Cars.com Inc.	4,012	59
	Franchise Group Inc.	1,599	59
*	Five Below Inc.	304	56

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Boot Barn Holdings Inc.	726	55
*	AMC Networks Inc. Class A	1,023	55
	Best Buy Co. Inc.	458	53
*	Lindblad Expeditions Holdings Inc.	3,054	52
	Nielsen Holdings plc	1,860	51
*	Duluth Holdings Inc. Class B	3,103	50
	Tractor Supply Co.	275	50
*	Adient plc	975	49
*	Chegg Inc.	628	48
*	Taylor Morrison Home Corp. Class A	1,637	48
*	iRobot Corp.	470	46
*	PlayAGS Inc.	4,374	45
*	Cardlytics Inc.	402	43
*	Conn's Inc.	1,864	43
	Group 1 Automotive Inc.	272	43
	Papa John's International Inc.	457	43
*	Stamps.com Inc.	229	43
*	Tri Pointe Homes Inc.	1,786	43
*	CarParts.com Inc.	2,554	42
*	Meritage Homes Corp.	372	40
	Rent-A-Center Inc.	646	40
	Johnson Outdoors Inc. Class A	316	39
*	Lands' End Inc.	1,541	39
*	Stitch Fix Inc. Class A	732	39
	Acushnet Holdings Corp.	722	38
*	Arlo Technologies Inc.	5,645	38
	Interpublic Group of Cos. Inc.	1,091	37
	DR Horton Inc.	375	36
*	Lumber Liquidators Holdings Inc.	1,543	35
	Carriage Services Inc. Class A	885	34
*	Gentherm Inc.	474	34
*	Mesa Air Group Inc.	3,482	34
	Callaway Golf Co.	778	29
*	Entercom Communications Corp. Class A	6,574	29
*	Liberty TripAdvisor Holdings Inc. Class A	5,657	27
*	1-800-Flowers.com Inc. Class A	855	26
	Home Depot Inc.	74	24
*	Cooper-Standard Holdings Inc.	732	22
*	JetBlue Airways Corp.	1,108	22
*	Century Casinos Inc.	1,379	19
			25,187
Consumer Staples (1.6%)
*	Celsius Holdings Inc.	3,422	224
	Bunge Ltd.	2,325	202
*	Darling Ingredients Inc.	2,472	169
*	Freshpet Inc.	882	156
	Corteva Inc.	3,217	146
*	GrowGeneration Corp.	3,289	146
*	Veru Inc.	15,652	138
*	Boston Beer Co. Inc. Class A	128	135
	Medifast Inc.	387	129
*	United Natural Foods Inc.	2,974	113
*	Hain Celestial Group Inc.	1,177	48
	Turning Point Brands Inc.	865	37
*	Simply Good Foods Co.	953	33
	Spectrum Brands Holdings Inc.	232	21
			1,697
Energy (3.0%)
	Targa Resources Corp.	10,783	419
*	Plug Power Inc.	10,512	323
*	Enphase Energy Inc.	1,548	221
	SM Energy Co.	10,650	212
*	SolarEdge Technologies Inc.	802	207
*	FuelCell Energy Inc.	20,001	196
	Matador Resources Co.	6,279	192
	Ovintiv Inc. (XNYS)	6,789	181

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Antero Resources Corp.	12,542	162
	Patterson-UTI Energy Inc.	19,390	162
*	Transocean Ltd.	39,170	148
*	Nabors Industries Ltd.	1,517	142
*	CONSOL Energy Inc.	8,720	134
*	SunPower Corp.	3,432	80
*	Ameresco Inc. Class A	1,382	74
*	Green Plains Inc.	2,267	72
*	Renewable Energy Group Inc.	815	50
*	Range Resources Corp.	3,610	49
*	TPI Composites Inc.	953	46
	Antero Midstream Corp.	2,869	28
	SunCoke Energy Inc.	2,877	22
	Marathon Oil Corp.	1,702	21
	Arcosa Inc.	320	20
			3,161
Financials (18.8%)
	MetLife Inc.	14,352	938
	Synovus Financial Corp.	15,798	776
	Charles Schwab Corp.	9,926	733
	U.S. Bancorp	11,232	683
	Goldman Sachs Group Inc.	1,788	665
	Ally Financial Inc.	11,730	642
	Morgan Stanley	6,927	630
	Webster Financial Corp.	10,802	612
	Bank of America Corp.	13,389	568
	Jefferies Financial Group Inc.	17,650	567
	PNC Financial Services Group Inc.	2,889	562
	Invesco Ltd.	17,495	499
	Western Alliance Bancorp	4,926	493
	Pinnacle Financial Partners Inc.	5,162	469
	Equitable Holdings Inc.	14,199	451
	Bank OZK	10,343	442
	Comerica Inc.	5,622	441
	Citizens Financial Group Inc.	8,680	433
	Wells Fargo & Co.	9,207	430
	JPMorgan Chase & Co.	2,499	410
*	Customers Bancorp Inc.	10,508	398
	Citigroup Inc.	4,392	346
*	SVB Financial Group	579	337
*	Bancorp Inc.	13,196	320
	Live Oak Bancshares Inc.	5,072	307
	MSCI Inc. Class A	601	281
	BlackRock Inc.	308	270
	Travelers Cos. Inc.	1,630	260
*	Triumph Bancorp Inc.	2,948	247
*	Silvergate Capital Corp. Class A	2,169	242
	Signature Bank	908	227
	Discover Financial Services	1,681	197
	BankUnited Inc.	4,081	195
	SLM Corp.	9,496	192
	Affiliated Managers Group Inc.	1,114	183
	First Citizens BancShares Inc. Class A	213	183
	T Rowe Price Group Inc.	953	182
	East West Bancorp Inc.	2,315	173
	B Riley Financial Inc.	2,306	170
*	Mr Cooper Group Inc.	4,914	170
*	Enova International Inc.	4,413	167
	American Financial Group Inc.	1,232	164
	Chubb Ltd.	950	161
	Walker & Dunlop Inc.	1,575	160
	Fifth Third Bancorp	3,682	155
*	MoneyGram International Inc.	14,353	141
	Evercore Inc. Class A	946	138
	OneMain Holdings Inc.	2,309	134
*	LendingClub Corp.	8,432	129

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Texas Capital Bancshares Inc.	1,832	126
	Cowen Inc. Class A	3,067	121
	Truist Financial Corp.	1,874	116
	Virtus Investment Partners Inc.	405	114
	Cohen & Steers Inc.	1,486	109
	Meta Financial Group Inc.	2,061	109
	Ares Management Corp. Class A	1,631	90
	First Republic Bank	465	89
	Brightsphere Investment Group Inc.	3,894	87
	S&P Global Inc.	223	85
	Berkshire Hills Bancorp Inc.	2,926	81
	WisdomTree Investments Inc.	11,127	75
	Arthur J Gallagher & Co.	470	69
	Hanmi Financial Corp.	3,277	69
	Morningstar Inc.	260	61
*	World Acceptance Corp.	377	61
	PennyMac Financial Services Inc.	953	60
	Kinsale Capital Group Inc.	332	55
	Goosehead Insurance Inc. Class A	574	52
	Great Western Bancorp Inc.	1,475	49
	Hamilton Lane Inc. Class A	547	49
	Stifel Financial Corp.	669	46
	Intercontinental Exchange Inc.	390	44
	Flushing Financial Corp.	1,665	39
	Brown & Brown Inc.	624	33
	Regions Financial Corp.	1,430	33
	Artisan Partners Asset Management Inc. Class A	450	23
	Curo Group Holdings Corp.	1,324	22
			19,640
Health Care (13.1%)
*	Align Technology Inc.	1,407	830
*	IDEXX Laboratories Inc.	1,344	750
	HCA Healthcare Inc.	3,008	646
	Agilent Technologies Inc.	2,571	355
*	Moderna Inc.	1,762	326
	Danaher Corp.	1,055	270
*	STAAR Surgical Co.	1,764	258
*	Horizon Therapeutics plc	2,685	246
*	Intellia Therapeutics Inc.	3,222	241
*	Surgery Partners Inc.	4,082	239
*	Acadia Healthcare Co. Inc.	3,249	209
*	Novavax Inc.	1,356	200
*	Fate Therapeutics Inc.	2,579	198
*	Cassava Sciences Inc.	3,677	198
	Select Medical Holdings Corp.	4,837	194
	Owens & Minor Inc.	4,259	190
*	Avid Bioservices Inc.	8,188	174
*	Inspire Medical Systems Inc.	895	174
*	OptimizeRx Corp.	3,314	163
*	Twist Bioscience Corp.	1,465	157
*	Anavex Life Sciences Corp.	12,290	153
*	DaVita Inc.	1,263	152
*	PAVmed Inc.	28,577	151
*	Joint Corp.	2,112	150
*	TG Therapeutics Inc.	4,153	145
*	Dermtech Inc.	3,472	142
*	BioCryst Pharmaceuticals Inc.	8,795	139
*	Rubius Therapeutics Inc.	5,675	139
*	Community Health Systems Inc.	9,636	138
*	MannKind Corp.	30,111	133
*	Veeva Systems Inc. Class A	458	133
*	Affimed NV	14,574	129
*	Ultragenyx Pharmaceutical Inc.	1,246	127
*	Intra-Cellular Therapies Inc.	3,207	126
*	Pacific Biosciences of California Inc.	4,673	126
*	ImmunityBio Inc.	7,131	125

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Evolus Inc.	11,414	124
*	Novocure Ltd.	590	120
*	10X Genomics Inc. Class A	664	120
*	Organogenesis Holdings Inc. Class A	6,757	120
*	Inovalon Holdings Inc. Class A	3,786	119
*	Tenet Healthcare Corp.	1,763	118
*	Morphic Holding Inc.	2,363	117
*	Oncocyte Corp.	25,963	115
*	Natera Inc.	1,207	114
*	Fulgent Genetics Inc.	1,545	114
*	Repligen Corp.	599	109
*	Prothena Corp. plc	3,683	107
*	Vericel Corp.	1,854	105
*	Shockwave Medical Inc.	572	103
	Ensign Group Inc.	1,223	102
*	Ocular Therapeutix Inc.	6,801	99
*	Rigel Pharmaceuticals Inc.	25,468	95
*	Alphatec Holdings Inc.	6,405	93
*	Omnicell Inc.	664	92
*	TransMedics Group Inc.	3,539	91
*	Insulet Corp.	335	90
*	Catalent Inc.	840	88
*	Castle Biosciences Inc.	1,346	81
*	Revance Therapeutics Inc.	2,644	78
*	AtriCure Inc.	1,034	77
	Eli Lilly & Co.	348	70
*	Amedisys Inc.	265	68
*	LHC Group Inc.	339	67
*	AngioDynamics Inc.	2,819	65
*	Tandem Diabetes Care Inc.	758	65
	Bio-Techne Corp.	153	63
*	KalVista Pharmaceuticals Inc.	2,281	62
*	R1 RCM Inc.	2,692	62
*	RadNet Inc.	2,353	62
*	SpringWorks Therapeutics Inc.	751	61
*	Kodiak Sciences Inc.	719	60
*	Masimo Corp.	278	60
*	Replimune Group Inc.	1,491	58
*	Avantor Inc.	1,762	57
	West Pharmaceutical Services Inc.	161	56
*	Arrowhead Pharmaceuticals Inc.	751	55
*	Meridian Bioscience Inc.	2,635	55
*	Pulse Biosciences Inc.	3,039	55
*	Brookdale Senior Living Inc.	8,080	54
*	Denali Therapeutics Inc.	826	53
*	Evolent Health Inc. Class A	2,650	52
*	NanoString Technologies Inc.	928	52
*	Penumbra Inc.	210	52
*	United Therapeutics Corp.	278	52
*	Quanterix Corp.	998	51
*	Ideaya Biosciences Inc.	2,531	51
*	Charles River Laboratories International Inc.	148	50
*	ImmunoGen Inc.	8,007	49
*,1	Retractable Technologies Inc.	5,336	49
*	Medpace Holdings Inc.	282	47
*	Acceleron Pharma Inc.	344	45
*	Heska Corp.	227	45
*	Veracyte Inc.	1,154	45
*	Marinus Pharmaceuticals Inc.	2,643	44
	Zoetis Inc.	231	41
*	Krystal Biotech Inc.	590	39
	STERIS plc	205	39
*	Dynavax Technologies Corp.	4,662	38
*	Sientra Inc.	5,472	38
*	Halozyme Therapeutics Inc.	893	37
	Abbott Laboratories	311	36
*	Chimerix Inc.	4,590	36

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Paratek Pharmaceuticals Inc.	4,152	34
*	Rocket Pharmaceuticals Inc.	801	34
*	Translate Bio Inc.	1,912	34
*	IGM Biosciences Inc.	462	34
*	NeoGenomics Inc.	793	33
*	OPKO Health Inc.	8,718	33
*	Karuna Therapeutics Inc.	292	33
*	VBI Vaccines Inc.	10,165	33
*	Addus HomeCare Corp.	325	31
*	Protagonist Therapeutics Inc.	843	30
	Thermo Fisher Scientific Inc.	63	30
*	Option Care Health Inc.	1,619	30
*	Axsome Therapeutics Inc.	482	29
*	CareDx Inc.	364	29
*	Cytokinetics Inc.	1,349	29
*	Xeris Pharmaceuticals Inc.	9,307	29
*	Turning Point Therapeutics Inc.	422	28
*	ChromaDex Corp.	2,952	25
*	Xencor Inc.	631	24
*	Keros Therapeutics Inc.	441	24
*	Bridgebio Pharma Inc.	386	23
*	Mirati Therapeutics Inc.	145	23
*	NGM Biopharmaceuticals Inc.	1,403	21
*	Sutro Biopharma Inc.	1,005	19
			13,705
Industrials (18.8%)
	Capital One Financial Corp.	7,081	1,139
	Deere & Co.	2,751	993
	General Electric Co.	65,912	927
*	PayPal Holdings Inc.	3,185	828
*	Square Inc. Class A	3,646	811
	FedEx Corp.	2,502	788
	Johnson Controls International plc	11,269	750
	DuPont de Nemours Inc.	8,632	730
	Trane Technologies plc	3,612	673
	Caterpillar Inc.	2,788	672
	Eaton Corp. plc	4,618	671
	Cummins Inc.	1,789	460
	Eagle Materials Inc.	3,132	460
	United Parcel Service Inc. Class B	1,782	382
*	Generac Holdings Inc.	976	321
	Pentair plc	4,392	303
	Norfolk Southern Corp.	858	241
*	MasTec Inc.	1,934	225
	Quanta Services Inc.	2,305	220
*	Trex Co. Inc.	2,209	215
*	Chart Industries Inc.	1,395	204
	Louisiana-Pacific Corp.	2,976	200
*	Veritiv Corp.	3,105	191
	EnPro Industries Inc.	2,050	189
	Shyft Group Inc.	4,459	174
*	Howmet Aerospace Inc.	4,874	173
	AGCO Corp.	1,230	170
*	Herc Holdings Inc.	1,452	167
	Valmont Industries Inc.	662	164
*	Middleby Corp.	959	158
*	XPO Logistics Inc.	1,028	151
*	Donnelley Financial Solutions Inc.	4,951	148
	Fortune Brands Home & Security Inc.	1,402	145
	Toro Co.	1,173	130
*	TopBuild Corp.	646	128
	Parker-Hannifin Corp.	410	126
	MKS Instruments Inc.	636	120
*	MYR Group Inc.	1,384	120
*	REV Group Inc.	6,362	119
*	Bill.Com Holdings Inc.	794	118

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Maxar Technologies Inc.	3,736	116
	Terex Corp.	2,216	116
	Greenbrier Cos. Inc.	2,583	115
*	Resideo Technologies Inc.	3,773	113
	Primoris Services Corp.	3,513	112
*	Modine Manufacturing Co.	6,178	109
*	Textainer Group Holdings Ltd.	3,245	109
*	Eagle Bulk Shipping Inc.	2,304	109
*	Allegheny Technologies Inc.	4,419	108
	Old Dominion Freight Line Inc.	387	103
*	Bloom Energy Corp. Class A	4,178	101
	Quanex Building Products Corp.	3,780	101
	Advanced Drainage Systems Inc.	876	99
	Hillenbrand Inc.	2,180	99
*	Mohawk Industries Inc.	464	98
	Regal Beloit Corp.	687	98
	Rexnord Corp.	1,956	98
*	Saia Inc.	422	97
*	U.S. Concrete Inc.	1,580	90
*	Atkore Inc.	1,150	89
	Costamare Inc.	8,251	89
	ArcBest Corp.	1,110	86
*	CryoPort Inc.	1,529	86
*	Conduent Inc.	11,234	85
*	Cornerstone Building Brands Inc.	5,027	85
*	Axon Enterprise Inc.	580	82
*	Masonite International Corp.	679	81
*	Lydall Inc.	2,167	79
	Mastercard Inc. Class A	220	79
*	NV5 Global Inc.	852	78
*	Dycom Industries Inc.	986	74
	Ryder System Inc.	907	74
*	Energy Recovery Inc.	3,671	70
*	Builders FirstSource Inc.	1,504	67
*,2	API Group Corp.	3,186	67
	Brunswick Corp.	615	63
	Installed Building Products Inc.	506	60
*	WESCO International Inc.	567	60
	CSW Industrials Inc.	483	59
	Altra Industrial Motion Corp.	890	58
	Cintas Corp.	162	57
*	Paylocity Holding Corp.	329	56
	Acuity Brands Inc.	293	54
	Genco Shipping & Trading Ltd.	3,417	54
*	Construction Partners Inc. Class A	1,520	49
	Patrick Industries Inc.	576	49
*	StoneCo. Ltd. Class A	720	48
	Franklin Electric Co. Inc.	553	46
*	United Rentals Inc.	125	42
*	Ranpak Holdings Corp. Class A	1,848	41
*	Titan Machinery Inc.	1,309	40
*	Fair Isaac Corp.	77	39
*	U.S. Xpress Enterprises Inc. Class A	3,399	38
	Astec Industries Inc.	516	35
	Cognex Corp.	441	35
	Exponent Inc.	365	33
*	AeroVironment Inc.	294	32
*	WillScot Mobile Mini Holdings Corp.	1,104	32
*	Triumph Group Inc.	1,555	30
*	Tutor Perini Corp.	1,945	30
*	Atlas Air Worldwide Holdings Inc.	391	29
*	Teledyne Technologies Inc.	70	29
*	Acacia Research Corp.	5,224	28
	Granite Construction Inc.	685	28
	Tetra Tech Inc.	237	28
	Triton International Ltd.	498	27
	Jacobs Engineering Group Inc.	182	26

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Badger Meter Inc.	250	24
	Matson Inc.	364	24
	CAI International Inc.	544	23
*	Zebra Technologies Corp. Class A	46	23
*	Blue Bird Corp.	834	22
*	Team Inc.	2,299	20
*	Cross Country Healthcare Inc.	1,233	19
			19,656
Real Estate (0.6%)
*	Zillow Group Inc. Class C	1,662	195
*	Redfin Corp.	2,145	127
*	eXp World Holdings Inc.	2,585	83
*	CoStar Group Inc.	76	65
*	Realogy Holdings Corp.	3,130	56
	Newmark Group Inc. Class A	3,576	46
	St. Joe Co.	453	21
			593
Technology (13.1%)
	NVIDIA Corp.	1,368	889
	Apple Inc.	6,560	817
	Applied Materials Inc.	5,602	774
*	Twitter Inc.	13,203	766
	Lam Research Corp.	961	625
*	Micron Technology Inc.	6,575	553
	KLA Corp.	1,438	456
*	Arrow Electronics Inc.	2,900	349
*	Five9 Inc.	1,926	341
	Texas Instruments Inc.	1,391	264
	Microsoft Corp.	1,051	262
	Entegris Inc.	2,146	246
*	Alphabet Inc. Class C	101	244
*	Digital Turbine Inc.	3,674	243
*	Alphabet Inc. Class A	95	224
	SYNNEX Corp.	1,557	197
*	Cloudflare Inc. Class A	2,275	187
*	IAC/Inter Active Corp.	1,098	175
	Oracle Corp.	2,215	174
*	Calix Inc.	3,709	164
*	Crowdstrike Holdings Inc. Class A	725	161
*	Ultra Clean Holdings Inc.	2,829	159
*	DocuSign Inc. Class A	775	156
*	Lattice Semiconductor Corp.	2,797	148
*	Zscaler Inc.	729	142
	Teradyne Inc.	1,050	139
*	Upwork Inc.	2,903	137
*	Zoom Video Communications Inc. Class A	411	136
*	HubSpot Inc.	257	130
	QUALCOMM Inc.	949	128
*	Synaptics Inc.	998	126
*	Avid Technology Inc.	3,956	122
*	Coupa Software Inc.	500	119
*	Eventbrite Inc. Class A	5,763	117
*	MACOM Technology Solutions Holdings Inc. Class H	1,981	117
*	Cadence Design Systems Inc.	900	114
*	PAR Technology Corp.	1,695	113
*	Globant SA	514	112
*	II-VI Inc.	1,639	110
*	Veritone Inc.	5,736	110
*	RingCentral Inc. Class A	405	106
	Vertiv Holdings Co. Class A	4,116	102
*	Cree Inc.	1,006	101
*	EPAM Systems Inc.	204	97
*	Twilio Inc. Class A	285	96
*	Avaya Holdings Corp.	3,121	90
*	FormFactor Inc.	2,563	90
*	Okta Inc.	405	90

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Qorvo Inc.	464	85
	Pitney Bowes Inc.	9,817	82
*	MongoDB Inc.	277	81
*	Paycom Software Inc.	232	76
*	Groupon Inc. Class A	1,603	76
*	Vimeo Inc.	1,783	75
*	Atomera Inc.	4,208	74
	Broadcom Inc.	154	73
*	NCR Corp.	1,521	73
*	Domo Inc. Class B	1,070	71
	Monolithic Power Systems Inc.	203	70
*	Pinterest Inc. Class A	1,045	68
*	Manhattan Associates Inc.	494	67
*	Unisys Corp.	2,616	67
*	Cerence Inc.	693	66
	Skyworks Solutions Inc.	361	61
*	Sprout Social Inc. Class A	859	60
*	Magnite Inc.	1,986	59
*	Blackline Inc.	545	57
*	Agilysys Inc.	1,020	52
	Brooks Automation Inc.	509	52
	Shutterstock Inc.	556	50
*	TechTarget Inc.	698	49
*	Advanced Micro Devices Inc.	599	48
*	LivePerson Inc.	820	45
*	Allscripts Healthcare Solutions Inc.	2,518	44
*	CEVA Inc.	965	43
*	Novanta Inc.	310	43
*	Synopsys Inc.	158	40
*	Ambarella Inc.	398	40
*	MicroStrategy Inc. Class A	82	39
*	SPS Commerce Inc.	373	35
*	Diebold Nixdorf Inc.	2,410	33
*	Everbridge Inc.	271	32
*	Alarm.com Holdings Inc.	364	30
	Simulations Plus Inc.	573	30
*	Diodes Inc.	388	29
	HP Inc.	957	28
*	Varonis Systems Inc. Class B	580	28
*	Bandwidth Inc. Class A	222	26
*	Sailpoint Technologies Holdings Inc.	551	26
*	3D Systems Corp.	876	26
*	Alpha & Omega Semiconductor Ltd.	776	25
	Power Integrations Inc.	296	24
*	Teradata Corp.	473	23
*	Match Group Inc.	158	23
*	Covetrus Inc.	782	22
*	ServiceNow Inc.	44	21
			13,665
Telecommunications (1.4%)
*	T-Mobile US Inc.	1,841	260
*	Charter Communications Inc. Class A	363	252
*	Cambium Networks Corp.	3,064	177
*	Plantronics Inc.	3,433	113
*	WideOpenWest Inc.	6,240	104
*	Gogo Inc.	7,347	100
	Ubiquiti Inc.	255	77
	Loral Space & Communications Inc.	1,802	68
*	Infinera Corp.	5,907	57
	Cable One Inc.	27	49
*	Roku Inc.	137	47
*	Extreme Networks Inc.	3,407	39
*	Casa Systems Inc.	4,330	38
*	Akoustis Technologies Inc.	3,039	29
	ADTRAN Inc.	1,176	23

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	8x8 Inc.	874	21
			1,454
Utilities (0.1%)
*	Evoqua Water Technologies Corp.	1,133	35
*	Casella Waste Systems Inc. Class A	362	25
*	Sunrun Inc.	498	22
			82
Total Common Stocks (Cost $78,078)			104,119
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 0.055% (Cost $415)	4,145	415
Total Investments (100.0%) (Cost $78,493)			104,534
Other Assets and Liabilities— Net (0.0%)			26
Net Assets (100%)			104,560
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $67,000, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $51,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	1	210	4
Micro E-mini S&P 500 Index	June 2021	5	105	7
				11

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $78,078)	104,119
Affiliated Issuers (Cost $415)	415
Total Investments in Securities	104,534
Investment in Vanguard	4
Cash Collateral Pledged—Futures Contracts	26
Receivables for Accrued Income	76
Variation Margin Receivable—Futures Contracts	—
Total Assets	104,640
Liabilities
Payables for Investment Securities Purchased	24
Collateral for Securities on Loan	51
Payables to Vanguard	5
Total Liabilities	80
Net Assets	104,560
At May 31, 2021, net assets consisted of:

Paid-in Capital	77,412
Total Distributable Earnings (Loss)	27,148
Net Assets	104,560

Net Assets
Applicable to 810,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	104,560
Net Asset Value Per Share	$129.09

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Dividends	269
Interest[1]	—
Securities Lending—Net	18
Total Income	287
Expenses
The Vanguard Group—Note B
Investment Advisory Services	16
Management and Administrative	33
Marketing and Distribution	—
Custodian Fees	6
Shareholders’ Reports	2
Trustees’ Fees and Expenses	—
Total Expenses	57
Net Investment Income	230
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	3,020
Futures Contracts	55
Realized Net Gain (Loss)	3,075
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	10,601
Futures Contracts	(5)
Change in Unrealized Appreciation (Depreciation)	10,596
Net Increase (Decrease) in Net Assets Resulting from Operations	13,901
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,445,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	230	278
Realized Net Gain (Loss)	3,075	4,610
Change in Unrealized Appreciation (Depreciation)	10,596	10,414
Net Increase (Decrease) in Net Assets Resulting from Operations	13,901	15,302
Distributions
Total Distributions	(194)	(299)
Capital Share Transactions
Issued	36,872	25,852
Issued in Lieu of Cash Distributions	—	—
Redeemed	(4,499)	(14,317)
Net Increase (Decrease) from Capital Share Transactions	32,373	11,535
Total Increase (Decrease)	46,080	26,538
Net Assets
Beginning of Period	58,480	31,942
End of Period	104,560	58,480

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended May 31, 2021	Year Ended November 30,		February 13, 2018[1] to November 30, 2018
		2020	2019
Net Asset Value, Beginning of Period	$106.33	$85.18	$76.73	$75.00
Investment Operations
Net Investment Income[2]	.321	.552	.985	.538
Net Realized and Unrealized Gain (Loss) on Investments	22.738	21.279	8.336	1.489
Total from Investment Operations	23.059	21.831	9.321	2.027
Distributions
Dividends from Net Investment Income	(.299)	(.681)	(.871)	(.297)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.299)	(.681)	(.871)	(.297)
Net Asset Value, End of Period	$129.09	$106.33	$85.18	$76.73
Total Return	21.71%	25.91%	12.25%	2.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$105	$58	$32	$33
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	0.47%	0.62%	1.24%	0.83%[3]
Portfolio Turnover Rate	55%[4]	115%[4]	118%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Notes to Financial Statements
Vanguard U.S. Momentum Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

U.S. Momentum Factor ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

U.S. Momentum Factor ETF
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $4,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	78,493
Gross Unrealized Appreciation	26,567
Gross Unrealized Depreciation	(515)
Net Unrealized Appreciation (Depreciation)	26,052
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2020, the fund had available capital losses totaling $2,080,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30,

U.S. Momentum Factor ETF
2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2021, the fund purchased $84,054,000 of investment securities and sold $51,743,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $4,499,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	Shares (000)	Shares (000)
Issued	295	325
Issued in Lieu of Cash Distributions	—	—
Redeemed	(35)	(150)
Net Increase (Decrease) in Shares Outstanding	260	175
At May 31, 2021, one shareholder was a record or beneficial owner of 42% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

U.S. Multifactor ETF
Fund Allocation
As of May 31, 2021
Basic Materials	5.1%
Consumer Discretionary	23.1
Consumer Staples	3.9
Energy	2.1
Financials	26.6
Health Care	6.6
Industrials	19.5
Real Estate	0.1
Technology	12.0
Telecommunications	1.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Multifactor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (5.1%)
	Freeport-McMoRan Inc.	16,881	721
	Dow Inc.	10,273	703
	Reliance Steel & Aluminum Co.	2,456	413
	UFP Industries Inc.	3,831	305
	Southern Copper Corp.	4,184	292
	Boise Cascade Co.	4,406	291
	Celanese Corp. Class A	1,190	197
	Nucor Corp.	1,746	179
	Timken Co.	1,840	163
	International Paper Co.	2,467	156
	GrafTech International Ltd.	9,985	133
	FMC Corp.	1,072	125
	Scotts Miracle-Gro Co.	430	93
	Stepan Co.	631	85
	Steel Dynamics Inc.	1,349	84
*	AdvanSix Inc.	2,504	79
	Commercial Metals Co.	2,443	77
	Materion Corp.	917	72
	LyondellBasell Industries NV Class A	644	72
	Trinseo SA	981	64
	Chemours Co.	1,689	61
	Cabot Corp.	908	58
	Fastenal Co.	1,076	57
	Schnitzer Steel Industries Inc. Class A	814	44
	Olin Corp.	864	42
	Worthington Industries Inc.	551	36
	Valvoline Inc.	1,053	35
	Schweitzer-Mauduit International Inc.	684	28
			4,665
Consumer Discretionary (23.0%)
	Target Corp.	4,216	957
	Lowe's Cos. Inc.	3,380	659
*	General Motors Co.	10,012	594
	eBay Inc.	8,591	523
*	Hibbett Sports Inc.	4,540	385
	Williams-Sonoma Inc.	1,980	336
	Rent-A-Center Inc.	5,390	333
*	Discovery Inc. Class A	9,133	293

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	L Brands Inc.	3,940	275
*	Citi Trends Inc.	3,210	268
	Whirlpool Corp.	1,106	262
	News Corp. Class A	9,637	260
	Dillard's Inc. Class A	1,888	249
	Estee Lauder Cos. Inc. Class A	807	247
*	AutoNation Inc.	2,398	245
	H&R Block Inc.	9,633	239
	Hanesbrands Inc.	12,094	236
*	International Game Technology plc	9,667	235
	ViacomCBS Inc. Class B	5,431	230
*	Liquidity Services Inc.	9,521	228
*	AMC Networks Inc. Class A	4,225	227
*	Turtle Beach Corp.	6,663	221
	Lennar Corp. Class A	2,193	217
	Lithia Motors Inc. Class A	601	212
*	Sleep Number Corp.	1,903	212
	Dick's Sporting Goods Inc.	2,089	204
*	Century Communities Inc.	2,489	203
*	MarineMax Inc.	3,796	195
	Newell Brands Inc.	6,680	192
	Interpublic Group of Cos. Inc.	5,662	191
*	Vera Bradley Inc.	16,503	189
*	Discovery Inc. Class C	6,126	184
*	Etsy Inc.	1,115	184
	Movado Group Inc.	6,520	181
*	Deckers Outdoor Corp.	536	180
*	Tapestry Inc.	4,008	180
	Buckle Inc.	4,154	175
	Nexstar Media Group Inc. Class A	1,147	174
*	PVH Corp.	1,504	173
	Gentex Corp.	4,851	172
	PulteGroup Inc.	2,974	172
	Lear Corp.	884	171
	Activision Blizzard Inc.	1,751	170
	Big Lots Inc.	2,783	170
	Matthews International Corp. Class A	4,351	170
	Fox Corp. Class A	4,379	164
	Group 1 Automotive Inc.	1,011	161
	Kontoor Brands Inc.	2,515	161
	Foot Locker Inc.	2,533	160
	Ethan Allen Interiors Inc.	5,499	159
	Kohl's Corp.	2,873	159
	Travel + Leisure Co.	2,400	156
	Qurate Retail Inc. Series A	11,360	155
	Polaris Inc.	1,164	153
	Best Buy Co. Inc.	1,289	150
*	Lululemon Athletica Inc.	453	146
*	XPEL Inc.	1,784	146
*	Lakeland Industries Inc.	5,773	146
*	Goodyear Tire & Rubber Co.	7,278	144
	Haverty Furniture Cos. Inc.	3,121	143
	Sonic Automotive Inc. Class A	2,970	143
*	Malibu Boats Inc. Class A	1,801	141
*	Funko Inc. Class A	5,347	140

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Macy's Inc.	7,677	140
	Garmin Ltd.	985	140
*	Abercrombie & Fitch Co. Class A	3,255	139
	Johnson Outdoors Inc. Class A	1,139	139
*	Helen of Troy Ltd.	655	138
*	Conn's Inc.	5,895	137
*	ODP Corp.	3,138	137
	Nielsen Holdings plc	5,009	136
*	BJ's Wholesale Club Holdings Inc.	2,904	130
*	GoPro Inc. Class A	11,609	130
	Dana Inc.	4,754	129
	Shoe Carnival Inc.	1,915	129
*	Central Garden & Pet Co. Class A	2,518	127
*	NVR Inc.	26	127
	News Corp. Class B	4,900	126
	ViacomCBS Inc. Class A	2,682	125
	HNI Corp.	2,684	122
*	RH	191	122
*	Take-Two Interactive Software Inc.	652	121
	Harley-Davidson Inc.	2,479	120
*	Crocs Inc.	1,180	119
*	Gentherm Inc.	1,622	118
*	O'Reilly Automotive Inc.	219	117
	TEGNA Inc.	6,059	117
*	Asbury Automotive Group Inc.	579	115
	La-Z-Boy Inc.	2,778	115
	Thor Industries Inc.	933	115
	Tractor Supply Co.	631	115
*	Zumiez Inc.	2,583	113
*	Master Craft Boat Holdings Inc.	3,978	110
*	1-800-Flowers.com Inc. Class A	3,576	109
	KB Home	2,293	107
*	Sonos Inc.	2,853	106
*	Clean Energy Fuels Corp.	13,136	104
	Acushnet Holdings Corp.	1,854	99
*	Beazer Homes USA Inc.	4,105	98
*	Duluth Holdings Inc. Class B	6,042	97
	Herman Miller Inc.	1,939	93
	Rush Enterprises Inc. Class A	1,894	91
*	Mattel Inc.	4,239	90
	Penske Automotive Group Inc.	1,051	90
*	YETI Holdings Inc.	976	85
	Callaway Golf Co.	2,252	83
	Walmart Inc.	587	83
*	LKQ Corp.	1,603	82
	Toll Brothers Inc.	1,263	82
*	Meritage Homes Corp.	721	78
*	Under Armour Inc. Class A	3,438	78
	Gap Inc.	2,270	76
*	Universal Electronics Inc.	1,446	72
*	Lumber Liquidators Holdings Inc.	2,946	67
	Advance Auto Parts Inc.	342	65
*	Sally Beauty Holdings Inc.	2,694	59
*	Tri Pointe Homes Inc.	2,423	58
	PROG Holdings Inc.	1,109	58

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	iRobot Corp.	562	55
*	Copart Inc.	420	54
	PriceSmart Inc.	609	54
*	American Axle & Manufacturing Holdings Inc.	4,580	51
	Genuine Parts Co.	342	45
	MDC Holdings Inc.	753	44
	Costco Wholesale Corp.	106	40
*	Lions Gate Entertainment Corp. Class A	2,046	40
*	Boot Barn Holdings Inc.	511	39
*	Lands' End Inc.	1,495	38
*	Tesla Inc.	59	37
*	Skyline Champion Corp.	702	36
	Murphy USA Inc.	257	35
	BorgWarner Inc.	618	32
	Systemax Inc.	912	31
	Steven Madden Ltd.	575	24
*	Urban Outfitters Inc.	472	18
	Wolverine World Wide Inc.	494	18
	Del Taco Restaurants Inc.	1,193	12
			21,081
Consumer Staples (3.9%)
	Kroger Co.	10,204	377
	Altria Group Inc.	7,215	355
	Walgreens Boots Alliance Inc.	6,716	354
	Philip Morris International Inc.	3,537	341
*	Monster Beverage Corp.	2,054	194
	McKesson Corp.	892	172
	Ingles Markets Inc. Class A	2,733	169
	J M Smucker Co.	1,221	163
	Kraft Heinz Co.	3,664	160
*	Darling Ingredients Inc.	2,099	144
*	Boston Beer Co. Inc. Class A	134	142
	CVS Health Corp.	1,524	132
	AmerisourceBergen Corp. Class A	1,105	127
	Lancaster Colony Corp.	642	120
*	Hain Celestial Group Inc.	2,112	86
	Casey's General Stores Inc.	360	79
	Corteva Inc.	1,678	76
	Edgewell Personal Care Co.	1,688	76
	SpartanNash Co.	3,492	73
	Ingredion Inc.	699	66
	Medifast Inc.	126	42
	Weis Markets Inc.	788	40
*	Molson Coors Beverage Co. Class B	501	29
			3,517
Energy (2.1%)
	EOG Resources Inc.	3,165	254
*	Bonanza Creek Energy Inc.	4,378	188
	Antero Midstream Corp.	19,230	185
	Exxon Mobil Corp.	3,156	184
*	CONSOL Energy Inc.	10,749	165
*	Renewable Energy Group Inc.	2,470	151
*	Range Resources Corp.	10,941	148
	SunCoke Energy Inc.	16,416	124
*	W&T Offshore Inc.	32,329	121

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Ovintiv Inc. (XNYS)	4,266	114
	Arcosa Inc.	1,492	95
	Continental Resources Inc.	1,795	58
*	CNX Resources Corp.	2,585	35
	Targa Resources Corp.	770	30
*	PDC Energy Inc.	692	29
	Archrock Inc.	2,998	27
*	Magnolia Oil & Gas Corp. Class A	1,988	26
*	EQT Corp.	844	18
			1,952
Financials (26.6%)
*	Berkshire Hathaway Inc. Class B	3,573	1,034
	Allstate Corp.	6,855	936
	Goldman Sachs Group Inc.	2,419	900
	MetLife Inc.	13,185	862
	Bank of America Corp.	19,337	820
	U.S. Bancorp	12,845	781
	JPMorgan Chase & Co.	4,600	756
	T Rowe Price Group Inc.	3,668	702
	Popular Inc.	5,101	416
	SLM Corp.	20,233	410
	BlackRock Inc.	442	388
	Ameriprise Financial Inc.	1,460	379
	Associated Banc-Corp.	14,988	345
	Citizens Financial Group Inc.	6,610	330
	FNB Corp.	24,427	328
	Jefferies Financial Group Inc.	9,812	315
	Citigroup Inc.	3,888	306
	CNO Financial Group Inc.	10,999	292
	Simmons First National Corp. Class A	9,399	287
	Old Republic International Corp.	10,842	285
	Virtus Investment Partners Inc.	1,009	284
	B Riley Financial Inc.	3,742	276
	Aflac Inc.	4,766	270
	First Citizens BancShares Inc. Class A	311	268
	First Commonwealth Financial Corp.	17,666	268
	BOK Financial Corp.	2,821	257
	East West Bancorp Inc.	3,419	256
	BankUnited Inc.	5,298	253
	Stifel Financial Corp.	3,576	248
	Equitable Holdings Inc.	7,804	248
	Bank of NT Butterfield & Son Ltd.	6,431	245
	Aon plc Class A	952	241
	Nelnet Inc. Class A	3,123	236
	Affiliated Managers Group Inc.	1,426	234
	S&P Global Inc.	614	233
	Comerica Inc.	2,885	226
	Invesco Ltd.	7,796	222
	Harbornone Bancorp Inc.	14,765	219
	Walker & Dunlop Inc.	2,110	214
	Hilltop Holdings Inc.	5,706	212
	Investors Bancorp Inc.	13,892	207
	HCI Group Inc.	2,540	205
	Western Alliance Bancorp	2,051	205
	HomeStreet Inc.	4,482	202

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Enstar Group Ltd.	757	192
	Hope Bancorp Inc.	12,426	190
	WSFS Financial Corp.	3,567	190
	Evercore Inc. Class A	1,288	188
	First Financial Bancorp	7,395	188
	Sandy Spring Bancorp Inc.	4,036	188
	Moody's Corp.	558	187
	Eagle Bancorp Inc.	3,243	185
	First Bancorp.	4,176	185
	Hanmi Financial Corp.	8,761	184
	PNC Financial Services Group Inc.	946	184
	Fifth Third Bancorp	4,335	183
	Primerica Inc.	1,110	180
	Brookline Bancorp Inc.	10,434	176
	Lazard Ltd. Class A	3,736	176
	Raymond James Financial Inc.	1,316	174
	Voya Financial Inc.	2,513	165
	Oppenheimer Holdings Inc. Class A	3,176	159
	Cincinnati Financial Corp.	1,195	145
	Zions Bancorp NA	2,504	145
	Home BancShares Inc.	5,106	140
	Bank of New York Mellon Corp.	2,658	138
	Fulton Financial Corp.	7,952	138
	Great Western Bancorp Inc.	3,555	119
	KeyCorp.	5,149	119
	Preferred Bank	1,721	118
	Renasant Corp.	2,627	116
	UMB Financial Corp.	1,198	116
	American National Group Inc.	770	116
	First Bancorp. (XNYS)	9,000	115
	OceanFirst Financial Corp.	5,156	114
	Mercury General Corp.	1,738	111
	Stewart Information Services Corp.	1,831	110
	Lakeland Financial Corp.	1,757	108
	TriCo Bancshares	2,243	108
	Ameris Bancorp	1,954	107
	First Interstate BancSystem Inc. Class A	2,225	105
	Park National Corp.	810	102
*	SVB Financial Group	166	97
	Commerce Bancshares Inc.	1,233	96
	ServisFirst Bancshares Inc.	1,385	96
	Bank of Hawaii Corp.	952	85
	First Busey Corp.	3,133	84
	Morgan Stanley	862	78
	OFG Bancorp	3,238	78
	Globe Life Inc.	728	77
	Washington Trust Bancorp Inc.	1,326	73
	PacWest Bancorp	1,545	70
	Travelers Cos. Inc.	422	67
	Banner Corp.	1,109	65
	Allegiance Bancshares Inc.	1,534	62
	Franklin Resources Inc.	1,822	62
	Bank OZK	1,437	61
	Southside Bancshares Inc.	1,414	61
	Virtu Financial Inc. Class A	2,010	61

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Federal Agricultural Mortgage Corp. Class C	595	60
	Cohen & Steers Inc.	805	59
	WesBanco Inc.	1,411	55
	BancFirst Corp.	773	53
	State Street Corp.	593	52
	Artisan Partners Asset Management Inc. Class A	881	45
	International Bancshares Corp.	934	43
	TrustCo Bank Corp. NY	1,042	41
	Kearny Financial Corp.	2,766	36
	Independent Bank Group Inc.	443	35
	Hanover Insurance Group Inc.	247	34
	LPL Financial Holdings Inc.	228	34
	Employers Holdings Inc.	773	33
	Umpqua Holdings Corp.	1,745	33
	1st Source Corp.	627	31
	City Holding Co.	336	27
	Morningstar Inc.	93	22
	Towne Bank	699	22
	Assured Guaranty Ltd.	446	21
	Wells Fargo & Co.	391	18
*	Axos Financial Inc.	369	17
			24,309
Health Care (6.6%)
	Anthem Inc.	1,815	723
	HCA Healthcare Inc.	2,982	641
	Cigna Corp.	1,273	330
*	Align Technology Inc.	557	329
*	Moderna Inc.	1,499	277
	UnitedHealth Group Inc.	621	256
	AbbVie Inc.	1,927	218
*	Sage Therapeutics Inc.	3,091	215
*	United Therapeutics Corp.	1,137	211
*	Tenet Healthcare Corp.	3,042	204
*	Medpace Holdings Inc.	1,157	193
*	Quidel Corp.	1,540	182
*	Laboratory Corp. of America Holdings	627	172
	Eli Lilly & Co.	747	149
*	Molina Healthcare Inc.	528	133
*	Corcept Therapeutics Inc.	5,998	130
*	DaVita Inc.	1,023	123
*	AngioDynamics Inc.	5,236	121
	Humana Inc.	277	121
	West Pharmaceutical Services Inc.	340	118
	Patterson Cos. Inc.	3,258	106
*	Masimo Corp.	479	103
	Cardinal Health Inc.	1,818	102
*	ModivCare Inc.	681	100
*	Catalyst Pharmaceuticals Inc.	16,308	90
	Agilent Technologies Inc.	643	89
*	Meridian Bioscience Inc.	4,150	86
*	Amedisys Inc.	320	83
*	Triple-S Management Corp. Class B	3,164	80
	Computer Programs and Systems Inc.	2,391	77
*,1	Retractable Technologies Inc.	8,446	77
*	Jazz Pharmaceuticals plc	254	45

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Quest Diagnostics Inc.	312	41
*	Amneal Pharmaceuticals Inc.	7,082	40
	Johnson & Johnson	181	31
	Healthcare Services Group Inc.	881	26
*	Supernus Pharmaceuticals Inc.	647	19
			6,041
Industrials (19.4%)
	Cummins Inc.	2,999	772
	3M Co.	2,570	522
	Johnson Controls International plc	7,560	503
	FedEx Corp.	1,401	441
	Accenture plc Class A	1,041	294
	Trane Technologies plc	1,515	282
	Eaton Corp. plc	1,889	274
	AGCO Corp.	1,864	258
	Old Dominion Freight Line Inc.	946	251
*	Mohawk Industries Inc.	1,133	239
	Simpson Manufacturing Co. Inc.	2,070	233
	Louisiana-Pacific Corp.	3,458	232
	Deere & Co.	637	230
	Kforce Inc.	3,625	227
*	Zebra Technologies Corp. Class A	450	224
	Fortune Brands Home & Security Inc.	2,161	223
	DuPont de Nemours Inc.	2,614	221
*	TopBuild Corp.	1,110	220
	Brunswick Corp.	2,142	219
	Caterpillar Inc.	883	213
	Snap-on Inc.	830	211
	Crown Holdings Inc.	1,977	204
	Ryder System Inc.	2,497	204
	Werner Enterprises Inc.	4,189	201
*	United Rentals Inc.	588	196
	Matson Inc.	2,973	192
*	Saia Inc.	815	188
	EMCOR Group Inc.	1,481	187
	Emerson Electric Co.	1,930	185
	Eagle Materials Inc.	1,250	183
	ManpowerGroup Inc.	1,487	180
*	Generac Holdings Inc.	543	178
*	Modine Manufacturing Co.	9,894	174
	Illinois Tool Works Inc.	729	169
	MKS Instruments Inc.	892	168
*	Sykes Enterprises Inc.	3,999	168
*	Trex Co. Inc.	1,712	167
*	Textainer Group Holdings Ltd.	4,907	165
	Regal Beloit Corp.	1,143	163
	Primoris Services Corp.	5,052	161
	Dover Corp.	1,065	160
*	Great Lakes Dredge & Dock Corp.	10,521	154
	ITT Inc.	1,641	154
	CSW Industrials Inc.	1,256	153
	Westrock Co.	2,602	152
	Owens Corning	1,403	150
	Greenbrier Cos. Inc.	3,353	149
	Quanex Building Products Corp.	5,478	146

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	United Parcel Service Inc. Class B	643	138
	CAI International Inc.	3,195	137
	Acuity Brands Inc.	713	132
	Oshkosh Corp.	985	129
	Pentair plc	1,874	129
	Astec Industries Inc.	1,864	128
	Argan Inc.	2,585	127
*	Covenant Logistics Group Inc. Class A	5,632	127
	Encore Wire Corp.	1,528	126
*	Hub Group Inc. Class A	1,734	121
*	Gibraltar Industries Inc.	1,513	120
	Sherwin-Williams Co.	425	120
	Columbus McKinnon Corp.	2,331	118
	Myers Industries Inc.	5,331	117
*	TriNet Group Inc.	1,536	116
*	Titan Machinery Inc.	3,755	115
	MSC Industrial Direct Co. Inc. Class A	1,193	113
*	MYR Group Inc.	1,291	112
	DHT Holdings Inc.	17,418	111
*	Kelly Services Inc. Class A	4,303	110
	Hyster-Yale Materials Handling Inc.	1,424	108
	Landstar System Inc.	634	108
	Rexnord Corp.	2,149	107
	Watts Water Technologies Inc. Class A	789	107
*,2	API Group Corp.	5,075	107
*	FTI Consulting Inc.	772	106
	Franklin Electric Co. Inc.	1,262	106
	Quanta Services Inc.	1,116	106
	ArcBest Corp.	1,308	102
	Schneider National Inc. Class B	4,127	101
*	Berry Global Group Inc.	1,433	98
*	Keysight Technologies Inc.	679	97
	Hubbell Inc. Class B	497	95
	JB Hunt Transport Services Inc.	552	95
	Shyft Group Inc.	2,427	95
*	Construction Partners Inc. Class A	2,884	93
	Watsco Inc.	312	91
	Crane Co.	937	89
*	MasTec Inc.	763	89
	WW Grainger Inc.	191	88
	Triton International Ltd.	1,587	86
	Federal Signal Corp.	2,002	85
*	Atlas Air Worldwide Holdings Inc.	1,117	84
	Deluxe Corp.	1,795	82
	Resources Connection Inc.	5,652	82
*	XPO Logistics Inc.	560	82
	Robert Half International Inc.	909	81
*	Blue Bird Corp.	2,841	74
*	Masonite International Corp.	616	74
	Costamare Inc.	6,680	72
	Badger Meter Inc.	746	71
	Kadant Inc.	421	71
	AAON Inc.	1,077	71
	EVERTEC Inc.	1,604	70
	MSA Safety Inc.	415	70

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Genco Shipping & Trading Ltd.	4,354	69
	Advanced Drainage Systems Inc.	585	66
*	Sterling Construction Co. Inc.	2,947	66
*	Beacon Roofing Supply Inc.	1,136	64
	Patrick Industries Inc.	708	61
	Marten Transport Ltd.	3,506	60
	McGrath RentCorp.	692	59
	PACCAR Inc.	533	49
	ABM Industries Inc.	976	49
*	Vectrus Inc.	919	47
	Standex International Corp.	461	46
	Apogee Enterprises Inc.	1,181	45
	Knight-Swift Transportation Holdings Inc.	948	45
*	Atkore Inc.	559	43
	Granite Construction Inc.	1,071	43
*	WESCO International Inc.	391	42
	Heidrick & Struggles International Inc.	789	34
	ADT Inc.	3,257	34
	Comfort Systems USA Inc.	387	32
	Packaging Corp. of America	214	32
	Exponent Inc.	314	29
*	TrueBlue Inc.	1,083	29
	Hillenbrand Inc.	582	27
	Maximus Inc.	291	27
	SPX FLOW Inc.	337	23
	UniFirst Corp.	104	23
	Valmont Industries Inc.	88	22
	Insteel Industries Inc.	571	20
	Installed Building Products Inc.	165	20
*	Vicor Corp.	227	20
	Kronos Worldwide Inc.	1,139	18
			17,773
Real Estate (0.1%)
*	CBRE Group Inc. Class A	683	60
	St. Joe Co.	921	43
			103
Technology (12.0%)
*	Micron Technology Inc.	8,999	757
	Applied Materials Inc.	5,432	750
	KLA Corp.	2,242	711
	Texas Instruments Inc.	2,708	514
	HP Inc.	16,026	469
*	Alphabet Inc. Class C	159	383
	SYNNEX Corp.	2,623	332
	Cognizant Technology Solutions Corp. Class A	4,232	303
	Lam Research Corp.	418	272
	Jabil Inc.	4,461	252
	Apple Inc.	1,872	233
*	Verint Systems Inc.	4,975	229
	Teradyne Inc.	1,716	227
	International Business Machines Corp.	1,478	213
*	Diodes Inc.	2,622	198
	Intel Corp.	3,377	193
*	SMART Global Holdings Inc.	4,075	193
*	Arrow Electronics Inc.	1,594	192

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	NVIDIA Corp.	293	190
	Advanced Energy Industries Inc.	1,762	180
*	Brightcove Inc.	12,203	177
*	Facebook Inc. Class A	520	171
*	Qorvo Inc.	917	168
*	Synaptics Inc.	1,324	167
*	Dell Technologies Inc. Class C	1,663	164
	Hewlett Packard Enterprise Co.	10,041	160
*	NCR Corp.	3,184	154
*	Avid Technology Inc.	4,830	149
	Shutterstock Inc.	1,645	149
	Dolby Laboratories Inc. Class A	1,503	147
	Microsoft Corp.	584	146
	NetApp Inc.	1,769	137
	Vishay Intertechnology Inc.	5,573	134
*	Alphabet Inc. Class A	56	132
*	Insight Enterprises Inc.	1,265	132
*	Lattice Semiconductor Corp.	2,449	130
*	Allscripts Healthcare Solutions Inc.	7,363	128
	Skyworks Solutions Inc.	749	127
*	TechTarget Inc.	1,709	120
*	Onto Innovation Inc.	1,675	120
*	Calix Inc.	2,534	112
*	II-VI Inc.	1,505	101
*	Photronics Inc.	6,808	92
*	FormFactor Inc.	2,541	90
*	ePlus Inc.	831	79
*	Sanmina Corp.	1,804	76
*	Agilysys Inc.	1,457	74
	Oracle Corp.	900	71
*	Mitek Systems Inc.	3,936	67
*	F5 Networks Inc.	342	63
*	Plexus Corp.	624	62
*	Fabrinet	672	60
*	Perficient Inc.	827	59
*	IAC/Inter Active Corp.	258	41
*	ScanSource Inc.	1,113	34
	Avnet Inc.	755	33
	Vertiv Holdings Co. Class A	1,033	26
	CDW Corp.	130	22
*	Cadence Design Systems Inc.	173	22
	Amkor Technology Inc.	1,007	21
*	Manhattan Associates Inc.	154	21
	Broadcom Inc.	38	18
*	Vimeo Inc.	419	18
	PC Connection Inc.	106	5
	QUALCOMM Inc.	7	1
			10,971
Telecommunications (0.9%)
	Cisco Systems Inc.	5,646	299
*	WideOpenWest Inc.	11,384	190
	Lumen Technologies Inc.	12,753	176
*	NETGEAR Inc.	2,971	115

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Charter Communications Inc. Class A	112	78
			858
Total Common Stocks (Cost $67,937)			91,270
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 0.055% (Cost $214)	2,143	215
Total Investments (99.9%) (Cost $68,151)			91,485
Other Assets and Liabilities— Net (0.1%)			50
Net Assets (100%)			91,535
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $73,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $107,000, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $80,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2021	10	210	11

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $67,937)	91,270
Affiliated Issuers (Cost $214)	215
Total Investments in Securities	91,485
Investment in Vanguard	3
Cash Collateral Pledged—Futures Contracts	18
Receivables for Accrued Income	142
Variation Margin Receivable—Futures Contracts	—
Total Assets	91,648
Liabilities
Payables for Investment Securities Purchased	26
Collateral for Securities on Loan	80
Payables to Vanguard	7
Total Liabilities	113
Net Assets	91,535
At May 31, 2021, net assets consisted of:

Paid-in Capital	83,408
Total Distributable Earnings (Loss)	8,127
Net Assets	91,535

Net Assets
Applicable to 895,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	91,535
Net Asset Value Per Share	$102.27

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Dividends	568
Interest[1]	—
Securities Lending—Net	4
Total Income	572
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	61
Marketing and Distribution	—
Custodian Fees	4
Shareholders’ Reports	2
Trustees’ Fees and Expenses	—
Total Expenses	67
Net Investment Income	505
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,991
Futures Contracts	27
Realized Net Gain (Loss)	3,018
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	14,698
Futures Contracts	6
Change in Unrealized Appreciation (Depreciation)	14,704
Net Increase (Decrease) in Net Assets Resulting from Operations	18,227
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $444,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	505	1,134
Realized Net Gain (Loss)	3,018	(10,370)
Change in Unrealized Appreciation (Depreciation)	14,704	1,583
Net Increase (Decrease) in Net Assets Resulting from Operations	18,227	(7,653)
Distributions
Total Distributions	(540)	(1,209)
Capital Share Transactions
Issued	13,978	12,089
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,076)	(30,826)
Net Increase (Decrease) from Capital Share Transactions	11,902	(18,737)
Total Increase (Decrease)	29,589	(27,599)
Net Assets
Beginning of Period	61,946	89,545
End of Period	91,535	61,946

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended May 31, 2021	Year Ended November 30,		February 13, 2018[1] to November 30, 2018
		2020	2019
Net Asset Value, Beginning of Period	$79.93	$79.60	$76.07	$75.00
Investment Operations
Net Investment Income[2]	.633	1.191	1.340	1.007
Net Realized and Unrealized Gain (Loss) on Investments	22.410	.372	3.458	.543
Total from Investment Operations	23.043	1.563	4.798	1.550
Distributions
Dividends from Net Investment Income	(.703)	(1.233)	(1.268)	(.480)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.703)	(1.233)	(1.268)	(.480)
Net Asset Value, End of Period	$102.27	$79.93	$79.60	$76.07
Total Return	28.97%	2.35%	6.46%	2.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92	$62	$90	$76
Ratio of Total Expenses to Average Net Assets	0.18%	0.19%[3]	0.19%[3]	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	1.28%	1.66%	1.79%	1.59%[4]
Portfolio Turnover Rate	47%[5]	95%[5]	98%	64%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Notes to Financial Statements
Vanguard U.S. Multifactor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

U.S. Multifactor ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

U.S. Multifactor ETF
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	68,151
Gross Unrealized Appreciation	23,605
Gross Unrealized Depreciation	(260)
Net Unrealized Appreciation (Depreciation)	23,345
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2020, the fund had available capital losses totaling $18,450,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending

U.S. Multifactor ETF
November 30, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2021, the fund purchased $48,465,000 of investment securities and sold $36,529,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $2,076,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	Shares (000)	Shares (000)
Issued	145	150
Issued in Lieu of Cash Distributions	—	—
Redeemed	(25)	(500)
Net Increase (Decrease) in Shares Outstanding	120	(350)
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

U.S. Quality Factor ETF
Fund Allocation
As of May 31, 2021
Basic Materials	2.6%
Consumer Discretionary	22.4
Consumer Staples	5.8
Energy	0.8
Financials	16.4
Health Care	13.7
Industrials	18.5
Real Estate	0.8
Technology	17.2
Telecommunications	1.7
Utilities	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Quality Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.6%)
*	Alcoa Corp.	4,968	197
	Fastenal Co.	3,346	178
	Freeport-McMoRan Inc.	3,443	147
	Reliance Steel & Aluminum Co.	769	129
	Ecolab Inc.	577	124
	Avery Dennison Corp.	476	105
	Tredegar Corp.	6,459	98
	UFP Industries Inc.	1,152	92
	Gold Resource Corp.	32,850	91
*	Orion Engineered Carbons SA	3,706	75
	Materion Corp.	875	69
	Boise Cascade Co.	903	60
	Innospec Inc.	583	59
	Mueller Industries Inc.	1,218	57
*	Clearwater Paper Corp.	1,821	52
	Verso Corp. Class A	3,057	52
	Steel Dynamics Inc.	773	48
	Commercial Metals Co.	1,505	47
	Neenah Inc.	851	45
	CF Industries Holdings Inc.	824	44
	Worthington Industries Inc.	618	41
	Sensient Technologies Corp.	453	39
*	Univar Solutions Inc.	1,437	39
	FMC Corp.	323	38
	Stepan Co.	285	38
*	GCP Applied Technologies Inc.	1,314	32
	Compass Minerals International Inc.	433	30
	Scotts Miracle-Gro Co.	128	28
*	Coeur Mining Inc.	2,427	25
	International Paper Co.	390	25
*	RBC Bearings Inc.	126	25
			2,129
Consumer Discretionary (22.3%)
	Target Corp.	4,173	947
	Walmart Inc.	5,538	787
	Costco Wholesale Corp.	2,030	768
*	O'Reilly Automotive Inc.	1,336	715
	Lowe's Cos. Inc.	3,164	616

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Estee Lauder Cos. Inc. Class A	1,792	549
*	Lululemon Athletica Inc.	1,303	421
	Ross Stores Inc.	3,144	397
	TJX Cos. Inc.	5,291	357
	Activision Blizzard Inc.	2,672	260
	Electronic Arts Inc.	1,689	241
	eBay Inc.	3,936	240
*	Amazon.com Inc.	72	232
	Kontoor Brands Inc.	3,285	210
	NIKE Inc. Class B	1,524	208
	Polaris Inc.	1,498	197
*	YETI Holdings Inc.	2,234	196
*	Lovesac Co.	2,288	190
*	Deckers Outdoor Corp.	550	185
	Genuine Parts Co.	1,387	182
*	Ollie's Bargain Outlet Holdings Inc.	2,101	182
	Williams-Sonoma Inc.	964	163
	PROG Holdings Inc.	3,056	161
	Best Buy Co. Inc.	1,374	160
*	Children's Place Inc.	1,708	159
*	Stamps.com Inc.	845	159
	Rollins Inc.	4,609	157
	Carter's Inc.	1,508	154
	VF Corp.	1,932	154
*	Etsy Inc.	895	147
*	Nautilus Inc.	8,103	146
*	Signet Jewelers Ltd.	2,398	145
*	Booking Holdings Inc.	61	144
*	Turtle Beach Corp.	4,262	141
*	Citi Trends Inc.	1,681	140
	Tempur Sealy International Inc.	3,506	135
*	Sonos Inc.	3,404	126
	Garmin Ltd.	885	126
	Dick's Sporting Goods Inc.	1,253	122
*	NVR Inc.	25	122
*	Hibbett Sports Inc.	1,385	117
*	Take-Two Interactive Software Inc.	624	116
*	Lakeland Industries Inc.	4,560	115
*	Abercrombie & Fitch Co. Class A	2,672	114
*	Master Craft Boat Holdings Inc.	4,112	114
*	Perdoceo Education Corp.	9,073	111
	Movado Group Inc.	3,933	109
	Acushnet Holdings Corp.	1,989	106
	Gentex Corp.	2,978	106
*	iRobot Corp.	1,083	106
*	Liquidity Services Inc.	4,416	106
	Tractor Supply Co.	582	106
	Hanesbrands Inc.	5,303	104
*	ODP Corp.	2,374	104
	Rent-A-Center Inc.	1,661	103
	Pool Corp.	231	101
	H&R Block Inc.	4,013	100
	Johnson Outdoors Inc. Class A	808	99
	Buckle Inc.	2,223	94
*	Ulta Beauty Inc.	268	93

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Genesco Inc.	1,668	92
*	AutoNation Inc.	882	90
*	XPEL Inc.	1,048	86
*	Mattel Inc.	4,006	85
*	Asbury Automotive Group Inc.	423	84
	Columbia Sportswear Co.	819	84
	News Corp. Class A	3,071	83
*	Skyline Champion Corp.	1,633	83
	Ethan Allen Interiors Inc.	2,841	82
*	Gentherm Inc.	1,133	82
	Whirlpool Corp.	344	82
*	GoPro Inc. Class A	7,262	81
*	Under Armour Inc. Class A	3,561	80
*	Selectquote Inc.	3,927	80
	Dillard's Inc. Class A	595	78
*	Lumber Liquidators Holdings Inc.	3,417	78
	Omnicom Group Inc.	941	77
	Qurate Retail Inc. Series A	5,658	77
*	Helen of Troy Ltd.	368	77
*	LKQ Corp.	1,474	75
	La-Z-Boy Inc.	1,817	75
*	Adtalem Global Education Inc.	1,972	72
*	Macy's Inc.	3,925	72
*	Malibu Boats Inc. Class A	921	72
*	OneWater Marine Inc. Class A	1,471	72
	Matthews International Corp. Class A	1,807	71
*	Universal Electronics Inc.	1,424	71
	Advance Auto Parts Inc.	368	70
	HNI Corp.	1,537	70
*	Discovery Inc. Class A	2,161	69
*	MarineMax Inc.	1,349	69
	Big Lots Inc.	1,119	68
	Foot Locker Inc.	1,076	68
	Caleres Inc.	2,617	66
*	Cars.com Inc.	4,423	65
	John Wiley & Sons Inc. Class A	1,003	64
*	BJ's Wholesale Club Holdings Inc.	1,397	63
	New York Times Co. Class A	1,450	62
*	Tenneco Inc. Class A	3,944	62
*	elf Beauty Inc.	2,168	61
	Haverty Furniture Cos. Inc.	1,329	61
*	Zumiez Inc.	1,397	61
	Standard Motor Products Inc.	1,337	60
*	Cavco Industries Inc.	268	59
	Group 1 Automotive Inc.	373	59
*	Dollar Tree Inc.	595	58
*	1-800-Flowers.com Inc. Class A	1,893	58
*	Crocs Inc.	566	57
*	Fossil Group Inc.	3,984	56
	Aaron's Co. Inc.	1,530	55
*	Container Store Group Inc.	3,982	54
	BorgWarner Inc.	1,010	52
*	Dorman Products Inc.	510	52
	Steven Madden Ltd.	1,262	52
	Wolverine World Wide Inc.	1,341	49

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	World Wrestling Entertainment Inc. Class A	869	49
	Shoe Carnival Inc.	712	48
	Sonic Automotive Inc. Class A	974	47
*	American Axle & Manufacturing Holdings Inc.	4,079	46
*	PVH Corp.	402	46
*	Gannett Co. Inc.	8,984	46
*	Funko Inc. Class A	1,719	45
*	Sally Beauty Holdings Inc.	2,069	45
*	Copart Inc.	328	42
*	SiteOne Landscape Supply Inc.	246	42
	Inter Parfums Inc.	527	40
	Interface Inc. Class A	2,440	40
	Herman Miller Inc.	794	38
	Camping World Holdings Inc. Class A	823	37
*	American Public Education Inc.	1,283	36
*	Ralph Lauren Corp. Class A	294	36
*	Vera Bradley Inc.	3,165	36
	Murphy USA Inc.	263	35
*	AMC Networks Inc. Class A	658	35
	Kimball International Inc. Class B	2,514	33
	PriceSmart Inc.	379	33
*	Duluth Holdings Inc. Class B	1,926	31
*	Grand Canyon Education Inc.	325	30
	Winnebago Industries Inc.	402	30
*	Purple Innovation Inc. Class A	1,058	30
	Kohl's Corp.	530	29
*	Stoneridge Inc.	953	29
*	CarParts.com Inc.	1,765	29
*	Copa Holdings SA Class A	346	28
*	Fluent Inc.	8,415	24
	Oxford Industries Inc.	239	23
*	Visteon Corp.	176	22
	Rush Enterprises Inc. Class A	370	18
*	Coty Inc. Class A	1,950	17
*	Lands' End Inc.	668	17
*	Quotient Technology Inc.	1,413	17
	Yum China Holdings Inc.	251	17
	Nielsen Holdings plc	620	17
	Cato Corp. Class A	1,032	16
			18,085
Consumer Staples (5.8%)
	Procter & Gamble Co.	4,944	667
	Colgate-Palmolive Co.	5,579	467
*	Monster Beverage Corp.	3,587	338
	Sysco Corp.	3,901	316
	Altria Group Inc.	6,276	309
	Flowers Foods Inc.	10,037	242
	Kroger Co.	5,681	210
	John B Sanfilippo & Son Inc.	1,730	161
	Medifast Inc.	455	151
*	USANA Health Sciences Inc.	1,318	139
	Ingles Markets Inc. Class A	2,074	129
	Casey's General Stores Inc.	561	124
	PetMed Express Inc.	4,138	120
	National Beverage Corp.	2,244	112

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Boston Beer Co. Inc. Class A	101	107
*	United Natural Foods Inc.	2,717	103
	SpartanNash Co.	4,760	100
	Nu Skin Enterprises Inc. Class A	1,602	96
	Weis Markets Inc.	1,840	94
	AmerisourceBergen Corp. Class A	689	79
	Lancaster Colony Corp.	349	65
	MGP Ingredients Inc.	791	55
	WD-40 Co.	214	52
	Brown-Forman Corp. Class B	611	49
	Coca-Cola Consolidated Inc.	121	49
	McKesson Corp.	255	49
*	Rite Aid Corp.	2,703	49
	J & J Snack Foods Corp.	259	46
	Clorox Co.	226	40
*	Sprouts Farmers Market Inc.	1,439	38
	Spectrum Brands Holdings Inc.	418	37
	Sanderson Farms Inc.	198	32
	Calavo Growers Inc.	396	28
*	Hain Celestial Group Inc.	661	27
	Coca-Cola Europacific Partners plc	366	22
	Church & Dwight Co. Inc.	180	16
*	Veru Inc.	1,303	12
			4,730
Energy (0.8%)
*	ProPetro Holding Corp.	8,832	88
*	Enphase Energy Inc.	495	71
*	Liberty Oilfield Services Inc. Class A	4,395	66
*	Renewable Energy Group Inc.	912	56
*	NOW Inc.	5,055	53
*	DMC Global Inc.	854	45
*	MRC Global Inc.	3,959	42
	Cactus Inc. Class A	1,102	39
*	RPC Inc.	7,961	39
*	Kosmos Energy Ltd.	11,340	36
	Solaris Oilfield Infrastructure Inc. Class A	3,298	33
	World Fuel Services Corp.	1,055	32
*	Frank's International NV	8,866	30
	SunCoke Energy Inc.	2,954	22
			652
Financials (16.3%)
	Aon plc Class A	3,329	843
	Allstate Corp.	4,645	635
	Moody's Corp.	1,543	517
	S&P Global Inc.	1,344	510
*	Berkshire Hathaway Inc. Class B	1,474	427
	T Rowe Price Group Inc.	1,277	244
	First Citizens BancShares Inc. Class A	268	231
	SLM Corp.	10,590	214
	Western Alliance Bancorp	2,039	204
*	Credit Acceptance Corp.	435	195
	Popular Inc.	2,221	181
	Ameriprise Financial Inc.	614	160
	Discover Financial Services	1,365	160
	Assured Guaranty Ltd.	3,368	160

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Brightsphere Investment Group Inc.	7,162	159
	LPL Financial Holdings Inc.	1,043	154
*	SVB Financial Group	262	153
	Associated Banc-Corp.	6,344	146
	Virtu Financial Inc. Class A	4,658	142
	Affiliated Managers Group Inc.	832	136
	First Merchants Corp.	2,862	133
	Equitable Holdings Inc.	4,100	130
*	Triumph Bancorp Inc.	1,530	128
	Washington Trust Bancorp Inc.	2,281	125
	Santander Consumer USA Holdings Inc.	3,171	120
*	World Acceptance Corp.	746	120
	East West Bancorp Inc.	1,583	118
	Fulton Financial Corp.	6,679	116
	Safety Insurance Group Inc.	1,366	116
	TriCo Bancshares	2,419	116
	PennyMac Financial Services Inc.	1,816	114
	HomeStreet Inc.	2,510	113
	Cboe Global Markets Inc.	1,004	112
*	Mr Cooper Group Inc.	3,227	112
	Ally Financial Inc.	2,023	111
	WSFS Financial Corp.	2,020	107
	Employers Holdings Inc.	2,523	106
*	Encore Capital Group Inc.	2,299	106
	First Commonwealth Financial Corp.	6,924	105
	First Financial Bancorp	4,110	105
	State Street Corp.	1,181	103
	Veritex Holdings Inc.	2,929	103
	JPMorgan Chase & Co.	610	100
	Hilltop Holdings Inc.	2,657	99
	First Busey Corp.	3,547	95
	Northern Trust Corp.	784	95
	Meta Financial Group Inc.	1,748	93
	Primerica Inc.	571	93
	OneMain Holdings Inc.	1,585	92
	Park National Corp.	712	90
	FactSet Research Systems Inc.	267	89
	Hope Bancorp Inc.	5,762	88
	Fifth Third Bancorp	2,074	87
	Navient Corp.	4,685	86
	Southside Bancshares Inc.	2,011	86
	Synovus Financial Corp.	1,686	83
	HCI Group Inc.	1,010	81
	Investors Bancorp Inc.	5,422	81
	Comerica Inc.	1,018	80
	CNO Financial Group Inc.	2,931	78
	First American Financial Corp.	1,204	77
	PJT Partners Inc. Class A	1,027	75
	Eagle Bancorp Inc.	1,292	74
	Federated Hermes Inc.	2,319	74
	Great Western Bancorp Inc.	2,225	74
	Heritage Financial Corp.	2,538	74
*	Axos Financial Inc.	1,550	73
	B Riley Financial Inc.	980	72
	Oppenheimer Holdings Inc. Class A	1,436	72

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Ameris Bancorp	1,287	71
	Cathay General Bancorp	1,697	71
	First Foundation Inc.	2,818	71
	First Hawaiian Inc.	2,539	71
	Lazard Ltd. Class A	1,494	70
	MGIC Investment Corp.	4,665	69
	First Bancorp.	1,539	68
	Curo Group Holdings Corp.	4,038	67
	OFG Bancorp	2,786	67
	BankUnited Inc.	1,378	66
	Nelnet Inc. Class A	862	65
	Washington Federal Inc.	1,937	65
	Commerce Bancshares Inc.	819	64
	UMB Financial Corp.	650	63
	Walker & Dunlop Inc.	620	63
	City Holding Co.	767	62
	First Interstate BancSystem Inc. Class A	1,326	62
	Mercury General Corp.	963	61
*	LendingClub Corp.	3,810	58
	Bank of NT Butterfield & Son Ltd.	1,521	58
*	Brighthouse Financial Inc.	1,179	57
	Federal Agricultural Mortgage Corp. Class C	564	57
	SEI Investments Co.	854	54
	MarketAxess Holdings Inc.	114	53
	Radian Group Inc.	2,227	52
	Raymond James Financial Inc.	395	52
	Bank of New York Mellon Corp.	961	50
	Artisan Partners Asset Management Inc. Class A	949	48
	Erie Indemnity Co. Class A	238	48
	Interactive Brokers Group Inc. Class A	721	48
	Zions Bancorp NA	823	48
	Atlantic Union Bankshares Corp.	1,134	47
	Central Pacific Financial Corp.	1,702	47
	M&T Bank Corp.	295	47
	National Bank Holdings Corp. Class A	1,182	47
*	Customers Bancorp Inc.	1,217	46
	WisdomTree Investments Inc.	6,777	45
	Renasant Corp.	944	42
*	Enova International Inc.	1,087	41
	Simmons First National Corp. Class A	1,340	41
	Diamond Hill Investment Group Inc.	226	40
	Hanmi Financial Corp.	1,845	39
	Columbia Banking System Inc.	855	37
	BancFirst Corp.	505	35
	Cohen & Steers Inc.	477	35
	Lakeland Financial Corp.	529	33
	Greenhill & Co. Inc.	1,665	29
	Home BancShares Inc.	1,050	29
	TrustCo Bank Corp. NY	738	29
	Independent Bank Group Inc.	353	28
	Old National Bancorp	1,462	28
	Morningstar Inc.	114	27
	Cincinnati Financial Corp.	216	26
	Independent Bank Corp. (XNGS)	318	26
	KeyCorp.	1,107	25

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Focus Financial Partners Inc. Class A	471	24
	Evercore Inc. Class A	152	22
	Hanover Insurance Group Inc.	157	22
	International Bancshares Corp.	451	21
	Tompkins Financial Corp.	242	20
	1st Source Corp.	375	19
*,1	BM Technologies Inc. (Acquired 12/17/20, Cost $2)	194	2
			13,229
Health Care (13.7%)
*	IDEXX Laboratories Inc.	1,246	695
	Gilead Sciences Inc.	8,287	548
*	Vertex Pharmaceuticals Inc.	2,480	517
	Anthem Inc.	1,240	494
	Johnson & Johnson	2,913	493
*	Edwards Lifesciences Corp.	4,698	451
	Cerner Corp.	5,147	403
	Humana Inc.	881	386
*	Veeva Systems Inc. Class A	1,323	385
	Eli Lilly & Co.	1,832	366
	Agilent Technologies Inc.	2,224	307
	Amgen Inc.	1,139	271
	ResMed Inc.	1,212	249
*	Align Technology Inc.	398	235
*	Incyte Corp.	2,443	205
*	Quidel Corp.	1,708	202
*	Sage Therapeutics Inc.	2,842	198
*	Exelixis Inc.	8,733	197
	Abbott Laboratories	1,638	191
*	Intuitive Surgical Inc.	226	190
	Bruker Corp.	2,468	171
	Owens & Minor Inc.	3,707	166
*	Molina Healthcare Inc.	653	164
*	Moderna Inc.	685	127
*	Catalyst Pharmaceuticals Inc.	21,307	118
*,2	Co-Diagnostics Inc.	13,244	107
	West Pharmaceutical Services Inc.	306	106
	Healthcare Services Group Inc.	3,358	101
*	Ovid therapeutics Inc.	24,177	100
	Cardinal Health Inc.	1,755	98
*	CorVel Corp.	747	93
*	STAAR Surgical Co.	635	93
*	Masimo Corp.	410	88
*	Surmodics Inc.	1,666	88
*	Tivity Health Inc.	3,325	87
*	Jazz Pharmaceuticals plc	491	87
*	Fulgent Genetics Inc.	1,157	86
*	Globus Medical Inc. Class A	1,175	85
*,2	Retractable Technologies Inc.	8,965	82
*	Omnicell Inc.	556	77
*	Corcept Therapeutics Inc.	3,517	76
*	Viemed Healthcare Inc.	9,470	74
	Chemed Corp.	149	73
*	Amedisys Inc.	280	72
*	ModivCare Inc.	476	70
*	Myriad Genetics Inc.	2,418	69

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Patterson Cos. Inc.	1,952	64
*	Collegium Pharmaceutical Inc.	2,628	63
*	Vanda Pharmaceuticals Inc.	3,539	63
	Hill-Rom Holdings Inc.	556	62
*	BioDelivery Sciences International Inc.	16,994	60
*	Meridian Bioscience Inc.	2,751	57
*	Henry Schein Inc.	745	57
*	Medpace Holdings Inc.	331	55
*	Hologic Inc.	828	52
*	ChromaDex Corp.	6,104	51
*	Neogen Corp.	504	47
*	Cutera Inc.	1,197	46
*	DaVita Inc.	380	46
*	LHC Group Inc.	236	46
	Computer Programs and Systems Inc.	1,394	45
	Quest Diagnostics Inc.	344	45
*	AngioDynamics Inc.	1,802	42
*	Zynex Inc.	2,716	41
*	Seagen Inc.	264	41
*	ABIOMED Inc.	141	40
*	MEI Pharma Inc.	14,011	40
	UnitedHealth Group Inc.	98	40
*	Akebia Therapeutics Inc.	10,727	38
	DENTSPLY SIRONA Inc.	552	37
*	Eagle Pharmaceuticals Inc.	846	34
*	Natus Medical Inc.	1,270	34
	Phibro Animal Health Corp. Class A	1,151	32
*	Biogen Inc.	103	28
*	ICU Medical Inc.	133	28
*	United Therapeutics Corp.	138	26
*	Antares Pharma Inc.	6,371	25
*	Amphastar Pharmaceuticals Inc.	1,227	23
*	NextGen Healthcare Inc.	1,422	23
*	Joint Corp.	296	21
	Bio-Techne Corp.	46	19
*	Amneal Pharmaceuticals Inc.	2,832	16
*	Inogen Inc.	241	15
*	Orthofix Medical Inc.	374	15
			11,058
Industrials (18.5%)
	Accenture plc Class A	2,375	670
	Sherwin-Williams Co.	2,070	587
	Cummins Inc.	1,667	429
	3M Co.	1,757	357
	Automatic Data Processing Inc.	1,797	352
	Jack Henry & Associates Inc.	1,758	271
	A O Smith Corp.	3,738	266
	Paychex Inc.	2,417	244
	Illinois Tool Works Inc.	1,002	232
	Landstar System Inc.	1,265	216
	Watsco Inc.	666	194
	Louisiana-Pacific Corp.	2,859	192
	Emerson Electric Co.	1,992	191
	Robert Half International Inc.	2,108	187
	Brunswick Corp.	1,713	175

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	AGCO Corp.	1,222	169
	MSC Industrial Direct Co. Inc. Class A	1,767	167
	John Bean Technologies Corp.	1,127	162
	Old Dominion Freight Line Inc.	611	162
	Donaldson Co. Inc.	2,609	161
	Acuity Brands Inc.	859	160
	Maximus Inc.	1,648	153
*	Donnelley Financial Solutions Inc.	4,902	146
	EMCOR Group Inc.	1,109	140
	Ennis Inc.	6,581	138
	Graco Inc.	1,729	131
	Kforce Inc.	2,050	129
*	Zebra Technologies Corp. Class A	253	126
*	Mettler-Toledo International Inc.	96	125
	Snap-on Inc.	488	124
	Trane Technologies plc	635	118
*	Veritiv Corp.	1,905	117
*	Generac Holdings Inc.	342	112
	ManpowerGroup Inc.	924	112
	CSW Industrials Inc.	901	110
	WW Grainger Inc.	236	109
*	Trex Co. Inc.	1,122	109
	Rockwell Automation Inc.	404	107
	MSA Safety Inc.	629	106
	Quanex Building Products Corp.	3,978	106
*	TriNet Group Inc.	1,397	105
*	Fair Isaac Corp.	206	104
	Heartland Express Inc.	5,758	104
*	Keysight Technologies Inc.	716	102
	Simpson Manufacturing Co. Inc.	911	102
*	MYR Group Inc.	1,166	101
*	Conduent Inc.	13,050	99
	Expeditors International of Washington Inc.	783	98
	Lincoln Electric Holdings Inc.	743	96
	Myers Industries Inc.	4,350	96
*	Mohawk Industries Inc.	449	95
*	Franklin Covey Co.	3,007	93
	PPG Industries Inc.	517	93
	American Express Co.	572	92
	Cintas Corp.	246	87
	Quanta Services Inc.	918	87
	Nordson Corp.	389	86
	Toro Co.	774	86
	H&E Equipment Services Inc.	2,256	84
*	GMS Inc.	1,804	83
	Insperity Inc.	897	83
	CH Robinson Worldwide Inc.	841	82
	Exponent Inc.	894	82
	JB Hunt Transport Services Inc.	478	82
	Synchrony Financial	1,725	82
	Booz Allen Hamilton Holding Corp. Class A	925	79
	Cognex Corp.	1,000	79
	Insteel Industries Inc.	2,263	79
	Watts Water Technologies Inc. Class A	584	79
	Franklin Electric Co. Inc.	903	76

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Schneider National Inc. Class B	3,100	76
*	TrueBlue Inc.	2,784	75
	Valmont Industries Inc.	302	75
	Xylem Inc.	623	74
	Terex Corp.	1,332	70
	Astec Industries Inc.	1,007	69
*	DXP Enterprises Inc.	2,241	69
*	Lydall Inc.	1,909	69
	Badger Meter Inc.	699	67
	Primoris Services Corp.	2,107	67
	Werner Enterprises Inc.	1,402	67
	Allegion plc	477	67
	Kadant Inc.	381	64
	UniFirst Corp.	285	63
	Resources Connection Inc.	4,193	61
*	ShotSpotter Inc.	1,500	61
*	Vicor Corp.	672	61
	AAON Inc.	922	61
*	Cross Country Healthcare Inc.	3,748	59
*	TopBuild Corp.	297	59
	Hyster-Yale Materials Handling Inc.	772	58
*	FARO Technologies Inc.	760	57
*	Paysign Inc.	17,369	57
*	Howmet Aerospace Inc.	1,609	57
	Comfort Systems USA Inc.	680	56
	Hubbell Inc. Class B	295	56
	McGrath RentCorp.	648	56
	Heidrick & Struggles International Inc.	1,290	55
	Ryder System Inc.	675	55
*	Modine Manufacturing Co.	3,057	54
*	Napco Security Technologies Inc.	1,622	53
	Flowserve Corp.	1,222	52
*	Waters Corp.	162	52
	ITT Inc.	540	51
	Shyft Group Inc.	1,306	51
	AZZ Inc.	928	50
*	Builders FirstSource Inc.	1,117	50
*	FTI Consulting Inc.	361	50
	Apogee Enterprises Inc.	1,294	49
	Dover Corp.	326	49
	Applied Industrial Technologies Inc.	493	48
	Deluxe Corp.	1,065	48
*	Dycom Industries Inc.	640	48
*	Gibraltar Industries Inc.	604	48
*	Sykes Enterprises Inc.	1,153	48
	Barrett Business Services Inc.	621	46
	Brady Corp. Class A	780	45
*	Echo Global Logistics Inc.	1,325	45
	Helios Technologies Inc.	631	45
*	Kelly Services Inc. Class A	1,756	45
*,2	Alpha Pro Tech Ltd.	5,437	45
	AptarGroup Inc.	297	44
	Wabash National Corp.	2,760	44
*	United Rentals Inc.	126	42
	ABM Industries Inc.	835	42

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	ASGN Inc.	408	42
	Argan Inc.	827	41
*	Hub Group Inc. Class A	590	41
	Packaging Corp. of America	279	41
*	Construction Partners Inc. Class A	1,252	40
	Columbus McKinnon Corp.	777	39
*	Cornerstone Building Brands Inc.	2,164	37
	IDEX Corp.	166	37
*	OSI Systems Inc.	388	37
	Powell Industries Inc.	1,077	37
	Forward Air Corp.	368	36
*	O-I Glass Inc.	1,929	36
	Mastercard Inc. Class A	97	35
	Raven Industries Inc.	800	35
	Regal Beloit Corp.	243	35
	Visa Inc. Class A	152	35
*	Axalta Coating Systems Ltd.	1,095	35
	Owens Corning	322	34
	Advanced Drainage Systems Inc.	289	33
	Littelfuse Inc.	122	32
	Enerpac Tool Group Corp. Class A	1,185	32
*	Masonite International Corp.	256	31
*	ExlService Holdings Inc.	294	30
	Fortune Brands Home & Security Inc.	295	30
*	Teledyne Technologies Inc.	70	29
	Albany International Corp. Class A	317	28
	Marten Transport Ltd.	1,582	27
	Crane Co.	272	26
*	JELD-WEN Holding Inc.	910	25
	Huntington Ingalls Industries Inc.	110	24
*	Great Lakes Dredge & Dock Corp.	1,596	23
	SPX FLOW Inc.	334	23
*	Cimpress plc	231	23
*	Covenant Logistics Group Inc. Class A	996	22
	Oshkosh Corp.	167	22
	Stanley Black & Decker Inc.	100	22
	Installed Building Products Inc.	178	21
*	Astronics Corp.	1,167	20
	Federal Signal Corp.	470	20
*	AeroVironment Inc.	174	19
	Chase Corp.	167	18
*	Energy Recovery Inc.	882	17
	Tennant Co.	205	17
	Cass Information Systems Inc.	242	11
*	Team Inc.	1,005	9
*	Proto Labs Inc.	88	8
	DHT Holdings Inc.	278	2
			14,960
Real Estate (0.8%)
	Simon Property Group Inc.	1,913	246
	Newmark Group Inc. Class A	8,765	113
	Iron Mountain Inc.	1,920	83
	Lamar Advertising Co. Class A	731	77
	Empire State Realty Trust Inc. Class A	5,737	68
*	CBRE Group Inc. Class A	342	30

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Urban Edge Properties	1,520	29
	RMR Group Inc. Class A	404	16
			662
Technology (17.1%)
	Intel Corp.	10,240	585
	Texas Instruments Inc.	3,053	580
*	Cadence Design Systems Inc.	3,692	469
*	Adobe Inc.	904	456
*	Advanced Micro Devices Inc.	5,370	430
	Applied Materials Inc.	3,023	418
*	Zoom Video Communications Inc. Class A	1,252	415
	KLA Corp.	1,093	346
*	Facebook Inc. Class A	978	321
*	Fortinet Inc.	1,436	314
	Intuit Inc.	539	237
	Apple Inc.	1,888	235
*	ServiceNow Inc.	493	234
	International Business Machines Corp.	1,599	230
	Lam Research Corp.	348	226
*	Synopsys Inc.	795	202
*	Manhattan Associates Inc.	1,395	190
	TE Connectivity Ltd.	1,401	190
*	CommVault Systems Inc.	2,451	187
	NVIDIA Corp.	269	175
*	Gartner Inc.	721	167
*	EPAM Systems Inc.	342	163
*	Elastic NV	1,362	161
*	VMware Inc. Class A	957	151
	Teradyne Inc.	1,129	149
	Shutterstock Inc.	1,621	147
	Microsoft Corp.	583	146
*	Agilysys Inc.	2,805	142
	Cognizant Technology Solutions Corp. Class A	1,980	142
*	Atlassian Corp. plc Class A	608	142
	QUALCOMM Inc.	1,041	140
*	Cirrus Logic Inc.	1,786	139
*	Cargurus Inc.	4,808	136
	Skyworks Solutions Inc.	792	135
*	Digital Turbine Inc.	1,909	126
*	Crowdstrike Holdings Inc. Class A	559	124
*	Yandex NV Class A	1,833	124
*	A10 Networks Inc.	12,014	117
*	Anaplan Inc.	2,250	116
*	Teradata Corp.	2,425	116
*	Intelligent Systems Corp.	3,464	113
*	TrueCar Inc.	18,254	108
	Hackett Group Inc.	5,652	101
	NetApp Inc.	1,309	101
*	Dropbox Inc. Class A	3,570	98
*	Insight Enterprises Inc.	924	97
	Monolithic Power Systems Inc.	280	96
*	Paycom Software Inc.	282	93
	SYNNEX Corp.	736	93
*	Calix Inc.	2,078	92
	Dolby Laboratories Inc. Class A	945	92

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	eGain Corp.	8,956	90
*	Appfolio Inc. Class A	640	86
	Advanced Energy Industries Inc.	836	85
*	Upwork Inc.	1,808	85
*	Lattice Semiconductor Corp.	1,569	83
*	Qualys Inc.	846	82
*	Waitr Holdings Inc.	40,644	82
*	Aspen Technology Inc.	587	80
*	Avaya Holdings Corp.	2,776	80
*	TechTarget Inc.	1,101	77
*	ChannelAdvisor Corp.	3,182	76
	Universal Display Corp.	324	70
*	MicroStrategy Inc. Class A	147	69
*	OneSpan Inc.	2,480	65
*	Veritone Inc.	3,388	65
	Citrix Systems Inc.	561	64
*	Mitek Systems Inc.	3,751	64
	Vertiv Holdings Co. Class A	2,560	64
*	Brightcove Inc.	4,353	63
*	CyberOptics Corp.	2,106	63
*	F5 Networks Inc.	334	62
*	IPG Photonics Corp.	293	61
*	Arrow Electronics Inc.	496	60
	CDW Corp.	352	58
	PC Connection Inc.	1,141	56
*	Yelp Inc. Class A	1,390	56
	Avnet Inc.	1,253	55
*	II-VI Inc.	819	55
*	Box Inc. Class A	2,280	53
	Pitney Bowes Inc.	6,288	53
	CMC Materials Inc.	342	53
*	SPS Commerce Inc.	556	52
	Simulations Plus Inc.	987	52
*	Concentrix Corp.	331	51
	American Software Inc. Class A	2,467	50
	Jabil Inc.	882	50
*	Groupon Inc. Class A	1,044	49
*	NeoPhotonics Corp.	4,735	48
	Power Integrations Inc.	566	47
*	Check Point Software Technologies Ltd.	398	47
*	Synaptics Inc.	363	46
*	ScanSource Inc.	1,443	44
*	3D Systems Corp.	1,504	44
*	Rogers Corp.	232	43
	National Instruments Corp.	999	41
*	Tenable Holdings Inc.	977	41
*	Alarm.com Holdings Inc.	474	39
	Brooks Automation Inc.	378	39
*	Diodes Inc.	522	39
*	SMART Global Holdings Inc.	799	38
*	Mimecast Ltd.	764	38
*	ePlus Inc.	390	37
	QAD Inc. Class A	445	32
*	AXT Inc.	2,839	29
*	Altair Engineering Inc. Class A	422	28

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Axcelis Technologies Inc.	675	28
*	Semtech Corp.	447	28
*	GAN Ltd.	1,645	28
	Amkor Technology Inc.	1,273	27
*	Zix Corp.	3,810	27
*	Perficient Inc.	367	26
*	FormFactor Inc.	714	25
*	Pinterest Inc. Class A	385	25
*	Digimarc Corp.	668	23
*	Nutanix Inc. Class A	727	23
	Vishay Intertechnology Inc.	947	23
*	Super Micro Computer Inc.	668	23
	Amdocs Ltd.	275	21
	Seagate Technology Holdings plc	204	20
	Methode Electronics Inc.	396	19
	CSG Systems International Inc.	357	16
*	Qorvo Inc.	90	16
*	Alpha & Omega Semiconductor Ltd.	512	16
			13,860
Telecommunications (1.7%)
	Cisco Systems Inc.	9,544	505
*	Cambium Networks Corp.	1,828	106
	Ubiquiti Inc.	342	103
*	Extreme Networks Inc.	8,225	94
*	NETGEAR Inc.	2,376	92
*	Ciena Corp.	1,350	71
*	Arista Networks Inc.	161	55
*	Comm Scope Holding Co. Inc.	2,368	48
*	Consolidated Communications Holdings Inc.	4,991	47
*	Viavi Solutions Inc.	2,655	47
*	Ooma Inc.	1,877	36
	ADTRAN Inc.	1,763	35
*	Casa Systems Inc.	3,520	31
*	Clearfield Inc.	755	29
*	Vonage Holdings Corp.	1,842	25
*	Lumentum Holdings Inc.	139	11
*	Digi International Inc.	284	5
			1,340
Utilities (0.1%)
*	Clean Harbors Inc.	683	64
Total Common Stocks (Cost $56,432)			80,769

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund, 0.055% (Cost $447)	4,468	447
Total Investments (100.2%) (Cost $56,879)			81,216
Other Assets and Liabilities— Net (-0.2%)			(189)
Net Assets (100%)			81,027
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Restricted securities totaling $2,000, representing 0.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $258,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $284,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2021	11	231	12

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $56,432)	80,769
Affiliated Issuers (Cost $447)	447
Total Investments in Securities	81,216
Investment in Vanguard	3
Cash Collateral Pledged—Futures Contracts	15
Receivables for Accrued Income	89
Variation Margin Receivable—Futures Contracts	—
Total Assets	81,323
Liabilities
Payables for Investment Securities Purchased	8
Collateral for Securities on Loan	284
Payables to Vanguard	4
Total Liabilities	296
Net Assets	81,027
At May 31, 2021, net assets consisted of:

Paid-in Capital	55,816
Total Distributable Earnings (Loss)	25,211
Net Assets	81,027

Net Assets
Applicable to 690,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,027
Net Asset Value Per Share	$117.43

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Dividends	469
Interest[1]	—
Securities Lending—Net	5
Total Income	474
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	45
Marketing and Distribution	—
Custodian Fees	—
Shareholders’ Reports	1
Trustees’ Fees and Expenses	—
Total Expenses	46
Net Investment Income	428
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,265
Futures Contracts	26
Realized Net Gain (Loss)	2,291
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	11,905
Futures Contracts	6
Change in Unrealized Appreciation (Depreciation)	11,911
Net Increase (Decrease) in Net Assets Resulting from Operations	14,630
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,239,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	428	595
Realized Net Gain (Loss)	2,291	(1,375)
Change in Unrealized Appreciation (Depreciation)	11,911	10,696
Net Increase (Decrease) in Net Assets Resulting from Operations	14,630	9,916
Distributions
Total Distributions	(432)	(495)
Capital Share Transactions
Issued	15,233	26,166
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,908)	(2,136)
Net Increase (Decrease) from Capital Share Transactions	12,325	24,030
Total Increase (Decrease)	26,523	33,451
Net Assets
Beginning of Period	54,504	21,053
End of Period	81,027	54,504

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended May 31, 2021	Year Ended November 30,		February 13, 2018[1] to November 30, 2018
		2020	2019
Net Asset Value, Beginning of Period	$94.79	$84.21	$78.58	$75.00
Investment Operations
Net Investment Income[2]	.661	1.291	1.199	.899
Net Realized and Unrealized Gain (Loss) on Investments	22.685	10.428	5.559	3.266
Total from Investment Operations	23.346	11.719	6.758	4.165
Distributions
Dividends from Net Investment Income	(.706)	(1.139)	(1.128)	(.585)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.706)	(1.139)	(1.128)	(.585)
Net Asset Value, End of Period	$117.43	$94.79	$84.21	$78.58
Total Return	24.73%	14.29%	8.75%	5.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81	$55	$21	$18
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%[3,4]
Ratio of Net Investment Income to Average Net Assets	1.14%	1.59%	1.52%	1.40%[3]
Portfolio Turnover Rate	28%[5]	58%	80%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of total expenses to average net assets before an expense reduction of 0.04% was 0.17%. The fund incurred higher than anticipated expenses, in which Vanguard voluntarily agreed to assume payment of certain expenses. The fund is not obligated to repay this amount to Vanguard.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Notes to Financial Statements
Vanguard U.S. Quality Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

U.S. Quality Factor ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

U.S. Quality Factor ETF
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	80,767	2	—	80,769
Temporary Cash Investments	447	—	—	447
Total	81,214	2	—	81,216
Derivative Financial Instruments
Assets
Futures Contracts[1]	12	—	—	12
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

U.S. Quality Factor ETF
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	56,879
Gross Unrealized Appreciation	24,654
Gross Unrealized Depreciation	(305)
Net Unrealized Appreciation (Depreciation)	24,349
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2020, the fund had available capital losses totaling $1,597,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2021, the fund purchased $34,744,000 of investment securities and sold $22,418,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $2,908,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	Shares (000)	Shares (000)
Issued	140	350
Issued in Lieu of Cash Distributions	—	—
Redeemed	(25)	(25)
Net Increase (Decrease) in Shares Outstanding	115	325
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

U.S. Value Factor ETF
Fund Allocation
As of May 31, 2021
Basic Materials	5.2%
Consumer Discretionary	16.3
Consumer Staples	6.2
Energy	6.9
Financials	25.6
Health Care	10.3
Industrials	15.2
Real Estate	0.6
Technology	8.1
Telecommunications	4.1
Utilities	1.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Value Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (5.1%)
	Newmont Corp.	31,627	2,324
	Dow Inc.	28,641	1,960
	Nucor Corp.	11,716	1,201
	Reliance Steel & Aluminum Co.	5,612	943
	Freeport-McMoRan Inc.	20,493	876
	International Paper Co.	12,577	794
	Mosaic Co.	19,247	696
	Steel Dynamics Inc.	10,391	649
	Eastman Chemical Co.	4,860	610
	GrafTech International Ltd.	40,242	534
*	TimkenSteel Corp.	31,323	475
	Schnitzer Steel Industries Inc. Class A	8,176	445
	Ashland Global Holdings Inc.	4,644	440
	Tronox Holdings plc Class A	18,729	440
	Valvoline Inc.	13,254	437
*	Clearwater Paper Corp.	15,244	435
	Chemours Co.	11,679	420
	Glatfelter Corp.	24,758	365
	Commercial Metals Co.	11,160	351
	LyondellBasell Industries NV Class A	2,915	328
*	Univar Solutions Inc.	11,767	319
	Boise Cascade Co.	4,700	310
	Timken Co.	3,465	307
	FutureFuel Corp.	28,071	288
*	Koppers Holdings Inc.	8,184	284
*	Rayonier Advanced Materials Inc.	31,605	244
	Huntsman Corp.	8,088	230
	Westlake Chemical Corp.	2,242	226
*	AdvanSix Inc.	7,003	222
	CF Industries Holdings Inc.	3,919	208
	U.S. Steel Corp.	7,934	206
	Trinseo SA	3,171	206
	Element Solutions Inc.	8,395	196
*	Kraton Corp.	5,750	195
	PQ Group Holdings Inc.	10,448	171
	UFP Industries Inc.	2,150	171
	Minerals Technologies Inc.	1,905	166
	Neenah Inc.	3,046	161

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Verso Corp. Class A	8,063	137
*	Orion Engineered Carbons SA	6,390	129
	Schweitzer-Mauduit International Inc.	2,872	118
	Cabot Corp.	1,545	98
	Worthington Industries Inc.	1,424	95
	Celanese Corp. Class A	544	90
*	Ingevity Corp.	975	80
	Kaiser Aluminum Corp.	598	77
	Olin Corp.	1,211	59
*	Intrepid Potash Inc.	2,030	58
	Albemarle Corp.	301	50
	Avient Corp.	893	46
	Gold Resource Corp.	16,257	45
	Carpenter Technology Corp.	624	30
	Haynes International Inc.	451	16
			19,961
Consumer Discretionary (16.2%)
*	Ford Motor Co.	242,840	3,528
*	General Motors Co.	53,292	3,161
*	L Brands Inc.	16,309	1,140
	H&R Block Inc.	42,481	1,054
	Qurate Retail Inc. Series A	75,009	1,022
	PulteGroup Inc.	16,703	965
	Toll Brothers Inc.	14,651	956
	Target Corp.	4,138	939
	Lear Corp.	4,657	901
*	Discovery Inc. Class C	29,809	896
	Fox Corp. Class B	23,936	868
	eBay Inc.	14,197	864
	Lennar Corp. Class A	8,695	861
*	AutoNation Inc.	7,564	773
*	Macy's Inc.	41,994	768
	Kohl's Corp.	13,719	761
	Dollar General Corp.	3,731	757
*	Tenneco Inc. Class A	48,122	755
*	Meritage Homes Corp.	6,914	744
	ViacomCBS Inc. Class B	17,253	732
	BorgWarner Inc.	14,220	729
	Foot Locker Inc.	11,235	711
	Dick's Sporting Goods Inc.	7,062	689
	KB Home	14,669	687
	Walmart Inc.	4,626	657
	Nexstar Media Group Inc. Class A	4,289	652
	Whirlpool Corp.	2,744	651
*	PVH Corp.	5,604	643
*	Century Communities Inc.	7,678	625
	Harley-Davidson Inc.	12,737	617
*	Discovery Inc. Class A	18,918	607
*	Capri Holdings Ltd.	10,367	588
	Fox Corp. Class A	15,690	586
*	Fossil Group Inc.	41,301	583
*	Conn's Inc.	23,718	550
	Gray Television Inc.	22,874	532
*	Tri Pointe Homes Inc.	21,989	530
	Standard Motor Products Inc.	11,466	516

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Tupperware Brands Corp.	19,698	505
*	LKQ Corp.	9,827	501
*	Beazer Homes USA Inc.	20,896	498
*	Mesa Air Group Inc.	51,084	497
	ViacomCBS Inc. Class A	10,428	485
*	M/I Homes Inc.	6,609	466
*	KAR Auction Services Inc.	25,870	464
*	Perdoceo Education Corp.	37,955	463
	Penske Automotive Group Inc.	5,166	442
*	Lakeland Industries Inc.	17,466	441
*	Universal Electronics Inc.	8,787	440
	TEGNA Inc.	22,529	437
*	Signet Jewelers Ltd.	7,194	436
*	ODP Corp.	9,870	432
*	Genesco Inc.	7,829	431
*	AutoZone Inc.	300	422
*	Taylor Morrison Home Corp. Class A	14,189	420
	AMERCO	729	419
	Big Lots Inc.	6,654	406
*	Container Store Group Inc.	29,841	405
*	Zumiez Inc.	9,149	401
	Group 1 Automotive Inc.	2,510	400
	Lithia Motors Inc. Class A	1,115	392
*	American Axle & Manufacturing Holdings Inc.	34,953	391
*	Entercom Communications Corp. Class A	88,886	387
	Newell Brands Inc.	13,313	382
*	Brinker International Inc.	6,172	379
*	Adtalem Global Education Inc.	10,399	378
	Rush Enterprises Inc. Class A	7,866	376
	EW Scripps Co. Class A	17,730	376
*	SkyWest Inc.	7,594	372
*	Nautilus Inc.	20,159	363
	Shoe Carnival Inc.	5,383	363
*	Goodyear Tire & Rubber Co.	18,202	361
*	Hibbett Sports Inc.	4,203	356
*	Sleep Number Corp.	3,101	346
	Sonic Automotive Inc. Class A	7,154	345
	Strategic Education Inc.	4,760	337
	Caleres Inc.	13,330	334
	Nielsen Holdings plc	12,115	330
*	Knowles Corp.	15,801	325
*	Cars.com Inc.	22,205	324
*	MarineMax Inc.	6,165	317
	Ethan Allen Interiors Inc.	10,935	316
	Dana Inc.	11,276	306
	Movado Group Inc.	11,011	305
	Interpublic Group of Cos. Inc.	8,847	298
*	AMC Networks Inc. Class A	5,456	293
*	Vera Bradley Inc.	24,014	276
	PROG Holdings Inc.	5,199	274
	Lennar Corp. Class B	3,467	272
	Guess? Inc.	9,099	267
*	Adient plc	5,327	267
	Rent-A-Center Inc.	4,295	265
*	Turtle Beach Corp.	8,011	265

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	DR Horton Inc.	2,657	253
	Murphy USA Inc.	1,866	252
*	Asbury Automotive Group Inc.	1,249	248
*	Green Brick Partners Inc.	10,554	246
	Thor Industries Inc.	1,944	239
	Carter's Inc.	2,315	237
*	G-III Apparel Group Ltd.	6,738	223
	Haverty Furniture Cos. Inc.	4,864	223
*	Lions Gate Entertainment Corp. Class B	12,795	222
*	Avis Budget Group Inc.	2,406	211
*	Dine Brands Global Inc.	2,217	211
*	OneWater Marine Inc. Class A	4,288	211
	HNI Corp.	4,381	200
	Matthews International Corp. Class A	4,879	191
	Travel + Leisure Co.	2,891	188
	Interface Inc. Class A	11,398	186
*	VOXX International Corp. Class A	12,369	186
	La-Z-Boy Inc.	4,454	184
*	Bed Bath & Beyond Inc.	6,103	171
*	Abercrombie & Fitch Co. Class A	3,967	169
*	WW International Inc.	4,189	165
*	Lumber Liquidators Holdings Inc.	7,158	163
	Winnebago Industries Inc.	2,189	162
*	iHeartMedia Inc. Class A	6,989	162
*	International Game Technology plc	6,488	157
	Best Buy Co. Inc.	1,344	156
*	1-800-Flowers.com Inc. Class A	5,126	156
	Scholastic Corp.	4,622	156
	Herman Miller Inc.	3,194	153
*	Carrols Restaurant Group Inc.	24,962	148
*	NVR Inc.	30	147
*	Tilly's Inc. Class A	10,703	146
	Leggett & Platt Inc.	2,611	144
	Omnicom Group Inc.	1,655	136
	Franchise Group Inc.	3,671	136
	Del Taco Restaurants Inc.	12,863	131
*	Stride Inc.	4,719	127
*	Designer Brands Inc. Class A	7,194	126
*	Funko Inc. Class A	4,513	118
*	Lions Gate Entertainment Corp. Class A	5,848	114
*	Dollar Tree Inc.	1,162	113
	Buckle Inc.	2,451	103
	Jack in the Box Inc.	837	95
	Graham Holdings Co. Class B	142	94
*	Central Garden & Pet Co. Class A	1,852	93
	Polaris Inc.	688	90
	MDC Holdings Inc.	1,474	85
*	Tapestry Inc.	1,879	84
	Carriage Services Inc. Class A	1,943	75
	Advance Auto Parts Inc.	363	69
*	Citi Trends Inc.	793	66
	Gap Inc.	1,937	65
*	Motorcar Parts of America Inc.	2,769	65
	Hanesbrands Inc.	3,253	64
	Aaron's Co. Inc.	1,686	61

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Fluent Inc.	20,922	60
	Kimball International Inc. Class B	3,698	49
	National CineMedia Inc.	10,047	49
	Autoliv Inc.	455	48
	Wolverine World Wide Inc.	1,296	47
*	American Public Education Inc.	1,614	45
*	Grand Canyon Education Inc.	493	45
*	Sally Beauty Holdings Inc.	2,064	45
	Steelcase Inc. Class A	2,722	39
*	Ralph Lauren Corp. Class A	287	36
*	Laureate Education Inc. Class A	2,344	34
*	Liberty Media Corp.- Liberty SiriusXM Class C	421	18
	Sinclair Broadcast Group Inc. Class A	483	16
*	Urban Outfitters Inc.	411	16
			63,270
Consumer Staples (6.2%)
	CVS Health Corp.	34,950	3,021
	Walgreens Boots Alliance Inc.	38,296	2,017
	General Mills Inc.	22,890	1,439
	Philip Morris International Inc.	14,611	1,409
	McKesson Corp.	5,475	1,053
*	Herbalife Nutrition Ltd.	19,849	1,043
	Tyson Foods Inc. Class A	12,792	1,017
*	Molson Coors Beverage Co. Class B	15,977	932
	J M Smucker Co.	6,668	889
	Kroger Co.	22,896	847
	Kraft Heinz Co.	18,621	812
	Ingredion Inc.	8,128	772
	AmerisourceBergen Corp. Class A	6,366	730
	Conagra Brands Inc.	16,583	632
*	United Natural Foods Inc.	12,144	461
	ACCO Brands Corp.	48,808	445
	Weis Markets Inc.	8,146	414
	SpartanNash Co.	19,653	412
	Fresh Del Monte Produce Inc.	12,303	412
	Flowers Foods Inc.	16,617	400
	Vector Group Ltd.	26,685	367
	Universal Corp.	6,523	365
*	TreeHouse Foods Inc.	7,484	364
	Edgewell Personal Care Co.	7,834	355
	Ingles Markets Inc. Class A	5,311	329
*	Darling Ingredients Inc.	4,662	319
	Keurig Dr Pepper Inc.	7,662	283
	Altria Group Inc.	5,541	273
	Constellation Brands Inc. Class A	1,109	266
	Archer-Daniels-Midland Co.	3,768	251
*	U.S. Foods Holding Corp	6,431	250
*	Pilgrim's Pride Corp.	9,885	238
	Andersons Inc.	7,343	228
	Seaboard Corp.	52	190
*	Hostess Brands Inc. Class A	10,865	170
	B&G Foods Inc.	5,099	156
*	Rite Aid Corp.	8,308	152
*	Sprouts Farmers Market Inc.	5,476	146
	Nu Skin Enterprises Inc. Class A	1,960	118

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Corteva Inc.	1,477	67
	Campbell Soup Co.	1,125	55
*	BellRing Brands Inc. Class A	1,835	53
	Bunge Ltd.	32	3
			24,155
Energy (6.9%)
	Exxon Mobil Corp.	26,517	1,548
	Kinder Morgan Inc.	80,778	1,481
	ConocoPhillips	26,523	1,478
	EOG Resources Inc.	11,395	915
	APA Corp.	41,943	872
	Equitrans Midstream Corp.	98,678	813
	Diamondback Energy Inc.	9,725	779
	SM Energy Co.	36,966	736
*	CONSOL Energy Inc.	45,817	703
	Ovintiv Inc. (XNYS)	25,933	691
*	Range Resources Corp.	46,844	635
	Cabot Oil & Gas Corp.	36,561	600
	Schlumberger NV	19,066	597
*	W&T Offshore Inc.	155,937	583
*	Antero Resources Corp.	43,993	568
*	Bonanza Creek Energy Inc.	12,885	554
	Phillips 66	6,326	533
*	Whiting Petroleum Corp.	11,634	533
*	Comstock Resources Inc.	93,640	527
*	EQT Corp.	23,407	489
*	PDC Energy Inc.	11,426	482
	World Fuel Services Corp.	15,349	472
	Continental Resources Inc.	12,938	421
	Williams Cos. Inc.	14,998	395
*	CNX Resources Corp.	28,401	387
	Warrior Met Coal Inc.	20,654	378
	SunCoke Energy Inc.	49,241	371
*	Bristow Group Inc.	13,239	361
	ONEOK Inc.	6,619	349
*	Renewable Energy Group Inc.	5,717	349
	Antero Midstream Corp.	35,513	341
	Murphy Oil Corp.	15,091	327
	Chevron Corp.	3,113	323
*	Peabody Energy Corp.	47,174	313
	Matador Resources Co.	9,727	298
*	Oil States International Inc.	44,553	286
	Valero Energy Corp.	3,503	282
	Devon Energy Corp.	10,215	271
*	Southwestern Energy Co.	51,713	267
	Baker Hughes Co. Class A	10,801	264
	HollyFrontier Corp.	8,000	260
*	Arch Resources Inc.	4,494	256
*	Cheniere Energy Inc.	2,995	254
	Halliburton Co.	10,144	228
	Targa Resources Corp.	5,572	217
*	Newpark Resources Inc.	63,283	211
*	Talos Energy Inc.	14,148	201
*	MRC Global Inc.	17,691	190
*	Magnolia Oil & Gas Corp. Class A	14,587	188

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	NOV Inc.	11,565	186
*	Transocean Ltd.	47,584	180
	Arcosa Inc.	2,661	169
*	Golar LNG Ltd.	13,328	169
	Archrock Inc.	18,010	166
*	REX American Resources Corp.	1,610	155
	Brigham Minerals Inc. Class A	8,256	150
*	Helix Energy Solutions Group Inc.	28,471	149
*	Nabors Industries Ltd.	1,500	140
*	First Solar Inc.	1,763	134
	Berry Corp.	20,861	133
*	ProPetro Holding Corp.	10,245	102
	CVR Energy Inc.	4,823	100
	Patterson-UTI Energy Inc.	10,571	88
	Pioneer Natural Resources Co.	580	88
	Marathon Oil Corp.	7,019	85
	Solaris Oilfield Infrastructure Inc. Class A	6,580	66
	Helmerich & Payne Inc.	1,620	46
*	Green Plains Inc.	507	16
*	Liberty Oilfield Services Inc. Class A	1,039	16
			26,915
Financials (25.6%)
	Citigroup Inc.	34,763	2,736
	Allstate Corp.	19,897	2,718
	MetLife Inc.	36,186	2,365
	Goldman Sachs Group Inc.	6,292	2,341
	Wells Fargo & Co.	47,163	2,203
	Bank of New York Mellon Corp.	41,418	2,157
	Truist Financial Corp.	33,084	2,044
	Chubb Ltd.	11,703	1,989
	Travelers Cos. Inc.	12,435	1,986
	Morgan Stanley	21,409	1,947
	Bank of America Corp.	45,311	1,921
	PNC Financial Services Group Inc.	8,346	1,625
	JPMorgan Chase & Co.	9,836	1,615
	U.S. Bancorp	26,251	1,596
	Progressive Corp.	11,780	1,167
*	Berkshire Hathaway Inc. Class B	4,016	1,162
	BlackRock Inc.	1,246	1,093
	American International Group Inc.	20,530	1,085
	Prosperity Bancshares Inc.	13,184	992
	Aflac Inc.	14,844	841
	Prudential Financial Inc.	7,721	826
	Old National Bancorp	42,884	817
	Unum Group	25,237	782
	Popular Inc.	9,503	776
	Citizens Financial Group Inc.	14,905	744
	New York Community Bancorp Inc. (XNYS)	61,431	735
	Ally Financial Inc.	12,221	669
	Radian Group Inc.	28,150	657
	Lincoln National Corp.	9,394	656
	Jefferies Financial Group Inc.	20,192	649
	Regions Financial Corp.	27,738	649
	MGIC Investment Corp.	42,762	629
	First Horizon Corp.	32,711	624

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Everest Re Group Ltd.	2,376	618
	First American Financial Corp.	9,396	604
	Voya Financial Inc.	9,168	601
	Essent Group Ltd.	12,439	595
	Zions Bancorp NA	10,213	591
	Equitable Holdings Inc.	18,403	584
	Principal Financial Group Inc.	8,923	583
	Raymond James Financial Inc.	4,381	581
	First Busey Corp.	21,277	570
	CNA Financial Corp.	11,812	565
	SLM Corp.	27,694	561
	Affiliated Managers Group Inc.	3,406	559
	Invesco Ltd.	19,563	558
	Fidelity National Financial Inc.	11,602	545
	Hanmi Financial Corp.	25,828	542
	Huntington Bancshares Inc.	33,562	532
	Comerica Inc.	6,751	530
	Bank OZK	12,180	520
*	Customers Bancorp Inc.	13,706	519
	PennyMac Financial Services Inc.	8,288	519
	American Equity Investment Life Holding Co.	16,858	514
	T Rowe Price Group Inc.	2,686	514
*	Mr Cooper Group Inc.	14,791	512
	Santander Consumer USA Holdings Inc.	12,998	493
	RenaissanceRe Holdings Ltd.	3,189	491
	Synovus Financial Corp.	9,866	485
	Hancock Whitney Corp.	9,774	484
	Axis Capital Holdings Ltd.	8,877	476
*	Brighthouse Financial Inc.	9,583	466
	Heartland Financial USA Inc.	9,372	466
	Fifth Third Bancorp	10,978	463
	Webster Financial Corp.	8,144	462
	South State Corp.	5,172	459
	First Midwest Bancorp Inc.	21,706	454
	KeyCorp.	19,603	452
	Franklin Resources Inc.	13,187	451
	FNB Corp.	33,463	449
*	Arch Capital Group Ltd.	11,262	449
	Banner Corp.	7,565	443
	Old Republic International Corp.	16,864	443
	Valley National Bancorp	30,793	441
	Universal Insurance Holdings Inc.	30,929	436
	Premier Financial Corp.	14,157	432
*	Alleghany Corp.	600	430
	Reinsurance Group of America Inc.	3,382	426
	Navient Corp.	23,273	425
*	SiriusPoint Ltd.	40,185	423
*	Encore Capital Group Inc.	9,119	422
	OceanFirst Financial Corp.	18,949	419
	Charles Schwab Corp.	5,604	414
	Flushing Financial Corp.	17,526	410
	Hope Bancorp Inc.	26,623	407
	Stifel Financial Corp.	5,860	406
	Nelnet Inc. Class A	5,226	395
	State Street Corp.	4,530	394

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Enstar Group Ltd.	1,543	392
	Horace Mann Educators Corp.	9,817	391
	OFG Bancorp	16,030	386
	First Citizens BancShares Inc. Class A	435	374
	Hilltop Holdings Inc.	9,957	370
*	Enova International Inc.	9,417	357
	Intercontinental Exchange Inc.	3,157	356
	Hartford Financial Services Group Inc.	5,381	352
*	NMI Holdings Inc. Class A	14,331	347
	United Bankshares Inc.	8,421	347
	East West Bancorp Inc.	4,605	344
	CNO Financial Group Inc.	12,863	342
	Ameriprise Financial Inc.	1,314	341
	ConnectOne Bancorp Inc.	12,082	335
*	Credit Acceptance Corp.	745	333
	M&T Bank Corp.	2,051	330
	Kemper Corp.	4,371	327
	Assurant Inc.	2,015	325
	NBT Bancorp Inc.	8,240	321
	Harbornone Bancorp Inc.	21,218	315
	Cowen Inc. Class A	7,952	313
	HomeStreet Inc.	6,842	308
	Umpqua Holdings Corp.	16,090	307
	Provident Financial Services Inc.	12,066	305
	PacWest Bancorp	6,739	304
	Eagle Bancorp Inc.	5,306	303
	Fulton Financial Corp.	17,433	302
	Park National Corp.	2,390	302
	S&T Bancorp Inc.	8,868	301
	Northern Trust Corp.	2,474	300
	BOK Financial Corp.	3,245	295
	OneMain Holdings Inc.	5,065	293
	Lakeland Bancorp Inc.	15,289	291
*	StoneX Group Inc.	4,267	289
*	Bancorp Inc.	11,833	287
	TrustCo Bank Corp. NY	7,295	285
	Federal Agricultural Mortgage Corp. Class C	2,800	284
	Cathay General Bancorp	6,707	280
	First Bancorp. (XNYS)	21,809	279
	Enterprise Financial Services Corp.	5,555	274
	First Foundation Inc.	10,742	270
	American Financial Group Inc.	2,024	269
	1st Source Corp.	5,391	267
	Investors Bancorp Inc.	17,843	266
	Pinnacle Financial Partners Inc.	2,916	265
	First Financial Bancorp	10,321	263
	Globe Life Inc.	2,489	262
	WesBanco Inc.	6,723	262
	Allegiance Bancshares Inc.	6,407	260
	Signature Bank	1,036	259
	Southside Bancshares Inc.	6,057	259
	Stewart Information Services Corp.	4,177	252
	Simmons First National Corp. Class A	8,237	251
	Associated Banc-Corp.	10,890	250
	Wintrust Financial Corp.	3,067	247

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Cullen/Frost Bankers Inc.	2,024	244
	Heritage Financial Corp.	8,353	242
	Northwest Bancshares Inc.	16,991	241
*	PRA Group Inc.	6,136	239
	Sandy Spring Bancorp Inc.	5,152	239
	Independent Bank Group Inc.	3,003	236
	First Bancorp.	5,133	228
	First Merchants Corp.	4,863	225
	Berkshire Hills Bancorp Inc.	7,855	218
	Ameris Bancorp	3,950	217
	National Bank Holdings Corp. Class A	5,225	207
	BankUnited Inc.	4,301	206
	Bank of NT Butterfield & Son Ltd.	5,329	203
	Washington Trust Bancorp Inc.	3,673	202
	Meta Financial Group Inc.	3,693	196
	Argo Group International Holdings Ltd.	3,653	196
	Northfield Bancorp Inc.	11,515	195
	Central Pacific Financial Corp.	6,980	193
	FB Financial Corp.	4,574	191
	Assured Guaranty Ltd.	4,001	191
	First Commonwealth Financial Corp.	12,050	183
	Brookline Bancorp Inc.	10,724	181
	United Community Banks Inc.	5,226	181
	Atlantic Union Bankshares Corp.	4,394	180
	Towne Bank	5,630	180
	Western Alliance Bancorp	1,800	180
	Dime Community Bancshares Inc.	5,172	180
*	Texas Capital Bancshares Inc.	2,582	178
	Discover Financial Services	1,479	173
	Primerica Inc.	1,059	172
	Federated Hermes Inc.	5,215	166
	CVB Financial Corp.	7,260	161
	Virtus Investment Partners Inc.	569	160
	Hanover Insurance Group Inc.	1,140	159
	Washington Federal Inc.	4,748	158
	First Interstate BancSystem Inc. Class A	3,339	157
	Trustmark Corp.	4,624	155
	WSFS Financial Corp.	2,884	153
	Banc of California Inc.	8,665	152
	Pacific Premier Bancorp Inc.	3,307	152
*	Triumph Bancorp Inc.	1,815	152
	Veritex Holdings Inc.	4,293	151
	Preferred Bank	2,170	148
	Renasant Corp.	3,143	139
	TriCo Bancshares	2,892	139
*	TriState Capital Holdings Inc.	5,438	125
*	SVB Financial Group	213	124
	BancorpSouth Bank	3,987	122
	Walker & Dunlop Inc.	1,185	120
*	World Acceptance Corp.	750	120
	Great Western Bancorp Inc.	3,384	113
	BGC Partners Inc. Class A	18,905	112
	Kearny Financial Corp.	8,436	111
	Employers Holdings Inc.	2,535	107
*	Markel Corp.	83	102

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Heritage Commerce Corp.	8,545	101
	Tompkins Financial Corp.	1,232	100
	Mercury General Corp.	1,546	98
	First Hawaiian Inc.	3,451	97
*	EZCorp. Inc. Class A	13,011	96
	Safety Insurance Group Inc.	1,056	90
	WisdomTree Investments Inc.	12,174	82
	UMB Financial Corp.	824	80
	Home BancShares Inc.	2,765	76
*	MoneyGram International Inc.	7,680	75
	Selective Insurance Group Inc.	962	72
*	Blucora Inc.	3,823	66
	Bank of Hawaii Corp.	669	60
	BancFirst Corp.	730	50
	Piper Sandler Cos.	384	49
	FirstCash Inc.	578	46
*	Axos Financial Inc.	945	45
	Lazard Ltd. Class A	858	40
	Columbia Banking System Inc.	687	30
*,1	BM Technologies Inc. (Acquired 12/17/20, Cost $20)	1,618	19
			99,495
Health Care (10.3%)
	Bristol-Myers Squibb Co.	46,829	3,078
	Gilead Sciences Inc.	45,320	2,996
*	Centene Corp.	37,105	2,731
	Cigna Corp.	9,273	2,400
	Anthem Inc.	5,932	2,362
*	Biogen Inc.	7,695	2,058
	Pfizer Inc.	51,450	1,993
	Becton Dickinson and Co.	5,440	1,316
	HCA Healthcare Inc.	5,660	1,216
	Humana Inc.	2,534	1,109
*	Regeneron Pharmaceuticals Inc.	2,011	1,010
	AbbVie Inc.	8,854	1,002
*	Emergent BioSolutions Inc.	15,193	921
	Merck & Co. Inc.	11,974	909
	Universal Health Services Inc. Class B	5,433	867
	Perrigo Co. plc	18,241	842
*	Jazz Pharmaceuticals plc	4,185	745
	Viatris Inc.	47,589	725
*	United Therapeutics Corp.	3,788	704
*	Quidel Corp.	5,749	679
*	Endo International plc	112,070	658
	Quest Diagnostics Inc.	4,877	642
*	Innoviva Inc.	43,957	591
*	Laboratory Corp. of America Holdings	2,091	574
*	Prestige Consumer Healthcare Inc.	10,121	505
*	Vertex Pharmaceuticals Inc.	2,252	470
	Amgen Inc.	1,940	462
*	Triple-S Management Corp. Class B	17,629	446
*	Fulgent Genetics Inc.	5,943	440
	PerkinElmer Inc.	2,908	422
*	Tenet Healthcare Corp.	5,845	391
*	Hologic Inc.	6,098	384
	National HealthCare Corp.	5,180	379

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Catalyst Pharmaceuticals Inc.	51,202	283
*	Syneos Health Inc.	2,955	260
*	ANI Pharmaceuticals Inc.	7,315	251
	Computer Programs and Systems Inc.	7,479	242
*	Lannett Co. Inc.	55,316	238
*,2	Co-Diagnostics Inc.	29,366	237
*	Community Health Systems Inc.	16,524	236
	Owens & Minor Inc.	5,238	234
*	Acadia Healthcare Co. Inc.	3,441	221
	Select Medical Holdings Corp.	5,033	202
*	MEDNAX Inc.	6,273	201
	UnitedHealth Group Inc.	486	200
*	DaVita Inc.	1,448	174
*	Eagle Pharmaceuticals Inc.	4,200	166
	Johnson & Johnson	973	165
*	Amneal Pharmaceuticals Inc.	25,021	142
	Cardinal Health Inc.	2,350	132
*	Supernus Pharmaceuticals Inc.	3,822	114
	Phibro Animal Health Corp. Class A	3,535	100
*	Ovid therapeutics Inc.	21,146	88
*	BioDelivery Sciences International Inc.	19,733	70
*	Brookdale Senior Living Inc.	7,362	50
*	XBiotech Inc.	1,895	33
			40,066
Industrials (15.2%)
	Capital One Financial Corp.	15,288	2,458
	DuPont de Nemours Inc.	27,484	2,325
	FedEx Corp.	6,982	2,198
	General Dynamics Corp.	10,102	1,918
	Northrop Grumman Corp.	4,475	1,637
	L3Harris Technologies Inc.	7,336	1,600
	Cummins Inc.	4,800	1,235
	Knight-Swift Transportation Holdings Inc.	20,085	959
	Westrock Co.	15,779	920
	Air Lease Corp. Class A	19,529	919
*	Berry Global Group Inc.	12,732	868
	Johnson Controls International plc	12,195	811
	ManpowerGroup Inc.	6,303	763
*	Mohawk Industries Inc.	3,294	694
	Graphic Packaging Holding Co.	37,704	667
*	Textainer Group Holdings Ltd.	18,888	636
*	Veritiv Corp.	10,277	631
	Owens Corning	5,794	618
*	Atlas Air Worldwide Holdings Inc.	8,065	604
	ArcBest Corp.	7,647	595
*	Kelly Services Inc. Class A	22,527	578
	Costamare Inc.	53,604	575
	Frontline Ltd.	66,836	569
*	Fiserv Inc.	4,808	554
	Genco Shipping & Trading Ltd.	34,372	543
	Acuity Brands Inc.	2,884	536
	Raytheon Technologies Corp.	5,900	523
	International Seaways Inc.	26,004	521
*	United Rentals Inc.	1,505	503
	DHT Holdings Inc.	78,582	503

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	PACCAR Inc.	5,422	496
*	Dorian LPG Ltd.	34,353	488
	MDU Resources Group Inc.	13,985	471
	Alliance Data Systems Corp.	3,855	467
	nVent Electric plc	14,362	467
	Triton International Ltd.	8,600	467
	Fidelity National Information Services Inc.	3,110	463
*	Titan Machinery Inc.	15,098	463
	Deere & Co.	1,271	459
*	Covenant Logistics Group Inc. Class A	20,033	451
*	WESCO International Inc.	4,236	451
	Scorpio Tankers Inc.	19,565	438
	Sonoco Products Co.	6,402	432
	ADT Inc.	41,669	431
	CAI International Inc.	9,990	429
	Ryder System Inc.	5,227	427
*,2	Alpha Pro Tech Ltd.	51,673	426
*	REV Group Inc.	22,537	422
*	Tutor Perini Corp.	26,986	418
*	Herc Holdings Inc.	3,615	416
*	Conduent Inc.	53,719	407
*	Air Transport Services Group Inc.	16,034	398
	Synchrony Financial	8,231	390
*	U.S. Xpress Enterprises Inc. Class A	34,669	390
	Allison Transmission Holdings Inc.	9,079	384
	Primoris Services Corp.	11,898	378
*	Modine Manufacturing Co.	21,283	374
	Schneider National Inc. Class B	15,212	373
	Oshkosh Corp.	2,799	368
	Quanta Services Inc.	3,758	358
	3M Co.	1,683	342
	Greenbrier Cos. Inc.	7,655	340
*	Sykes Enterprises Inc.	8,102	340
*	DXP Enterprises Inc.	10,944	338
	Louisiana-Pacific Corp.	4,951	333
	EMCOR Group Inc.	2,566	324
*	Eagle Bulk Shipping Inc.	6,842	324
*	Sterling Construction Co. Inc.	14,114	318
	AGCO Corp.	2,301	318
	EnerSys	3,363	317
	Textron Inc.	4,611	316
	Lockheed Martin Corp.	825	315
*	MasTec Inc.	2,544	296
*	American Woodmark Corp.	3,279	285
*	TrueBlue Inc.	10,471	284
*	Vectrus Inc.	5,397	275
	Deluxe Corp.	5,952	271
*	MYR Group Inc.	3,112	271
	Griffon Corp.	10,276	270
*	BrightView Holdings Inc.	14,789	257
	Greif Inc. Class A	4,088	252
*	Manitowoc Co. Inc.	9,601	248
*	Beacon Roofing Supply Inc.	4,339	246
*	GMS Inc.	5,374	246
*	AAR Corp.	5,831	243

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Norfolk Southern Corp.	853	240
	SFL Corp. Ltd.	27,425	237
*	Ducommun Inc.	4,349	234
	Nordic American Tankers Ltd.	66,052	230
	Werner Enterprises Inc.	4,782	229
	Heartland Express Inc.	12,316	223
*	Colfax Corp.	5,017	222
	Snap-on Inc.	840	214
	Resources Connection Inc.	14,348	209
*	JELD-WEN Holding Inc.	7,186	201
	Ennis Inc.	9,564	200
*	FTI Consulting Inc.	1,429	197
	Matson Inc.	2,990	193
	Westinghouse Air Brake Technologies Corp.	2,318	192
*	Resideo Technologies Inc.	6,404	191
*	U.S. Concrete Inc.	3,281	187
	Regal Beloit Corp.	1,301	185
*	Cornerstone Building Brands Inc.	10,617	180
	American Express Co.	1,115	179
	HB Fuller Co.	2,547	176
	ABM Industries Inc.	3,479	174
	General Electric Co.	11,909	167
*	ASGN Inc.	1,601	165
	Apogee Enterprises Inc.	4,316	164
*	Summit Materials Inc. Class A	4,710	164
*	Meritor Inc.	6,254	163
	GATX Corp.	1,621	160
*	Hub Group Inc. Class A	2,287	160
	Brunswick Corp.	1,559	159
	Huntington Ingalls Industries Inc.	733	158
*,3	API Group Corp.	7,325	155
	Trinity Industries Inc.	5,398	150
*	Gates Industrial Corp. plc	8,191	149
*	Fluor Corp.	7,608	141
*	Donnelley Financial Solutions Inc.	4,643	138
*	PGT Innovations Inc.	5,705	138
	Altra Industrial Motion Corp.	2,083	137
	Carlisle Cos. Inc.	703	135
*	Great Lakes Dredge & Dock Corp.	8,817	129
	Packaging Corp. of America	851	126
*	Builders FirstSource Inc.	2,793	124
	Argan Inc.	2,456	121
*	Thermon Group Holdings Inc.	6,936	121
*	Ardmore Shipping Corp.	26,557	119
	Sealed Air Corp.	2,052	117
	Silgan Holdings Inc.	2,747	116
	Heidrick & Struggles International Inc.	2,647	114
*	Kirby Corp.	1,682	110
*	AECOM	1,672	109
*	Blue Bird Corp.	4,129	108
	Marten Transport Ltd.	6,030	103
	Hyster-Yale Materials Handling Inc.	1,317	100
*	Echo Global Logistics Inc.	2,889	99
	Emerson Electric Co.	1,015	97
	Quanex Building Products Corp.	3,654	97

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	H&E Equipment Services Inc.	2,383	89
*	XPO Logistics Inc.	597	88
	MSC Industrial Direct Co. Inc. Class A	891	84
*	Atkore Inc.	1,033	80
	Otter Tail Corp.	1,662	80
*	Middleby Corp.	477	78
	KBR Inc.	1,903	77
	Moog Inc. Class A	727	66
	Curtiss-Wright Corp.	500	63
	Powell Industries Inc.	1,847	63
*	Cimpress plc	611	61
*	Axalta Coating Systems Ltd.	1,752	57
	Columbus McKinnon Corp.	1,097	56
*	Willdan Group Inc.	1,531	56
	Eagle Materials Inc.	356	52
	Crane Co.	525	50
	AZZ Inc.	918	49
*	Masonite International Corp.	393	47
	Stanley Black & Decker Inc.	216	47
	ICF International Inc.	523	46
*	CBIZ Inc.	1,331	44
	Terex Corp.	837	44
	Valmont Industries Inc.	173	43
	CSX Corp.	415	42
	Granite Construction Inc.	1,030	42
*	TriNet Group Inc.	449	34
*	Allegheny Technologies Inc.	1,349	33
	Macquarie Infrastructure Corp.	595	21
	Kronos Worldwide Inc.	760	12
	Belden Inc.	56	3
			59,045
Real Estate (0.6%)
*	CoreCivic Inc.	51,928	407
*	Realogy Holdings Corp.	21,927	388
	Newmark Group Inc. Class A	24,223	313
*	Jones Lang LaSalle Inc.	1,434	290
	VICI Properties Inc.	5,572	173
*	EPR Properties	3,283	161
	STORE Capital Corp.	3,690	127
	Preferred Apartment Communities Inc. Class A	12,851	126
	Brixmor Property Group Inc.	5,357	122
	RE/MAX Holdings Inc. Class A	2,480	87
	Sabra Health Care REIT Inc.	4,912	86
*	Cushman & Wakefield plc	3,641	69
	American Finance Trust Inc.	6,945	63
	Industrial Logistics Properties Trust	181	5
			2,417
Technology (8.0%)
*	Micron Technology Inc.	39,241	3,302
	Intel Corp.	47,610	2,719
	International Business Machines Corp.	14,127	2,031
	Hewlett Packard Enterprise Co.	100,383	1,602
*	Arrow Electronics Inc.	12,364	1,488
	HP Inc.	38,630	1,129
	SYNNEX Corp.	8,169	1,034

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Cognizant Technology Solutions Corp. Class A	14,301	1,023
*	TTM Technologies Inc.	58,846	892
*	DXC Technology Co.	22,949	870
*	CACI International Inc. Class A	3,056	779
	Xerox Holdings Corp.	32,621	765
	Avnet Inc.	17,017	750
	Amkor Technology Inc.	35,050	740
	Science Applications International Corp.	7,575	681
	Jabil Inc.	12,054	680
	Xperi Holding Corp.	27,567	590
	Amdocs Ltd.	7,473	584
*	ScanSource Inc.	17,347	530
	Broadcom Inc.	1,108	523
*	Alpha & Omega Semiconductor Ltd.	15,379	495
*	VirnetX Holding Corp.	104,469	478
	Ebix Inc.	16,555	454
*	Sanmina Corp.	10,234	431
*	Dell Technologies Inc. Class C	4,220	416
*	NCR Corp.	8,271	399
*	Waitr Holdings Inc.	194,183	394
*	Photronics Inc.	27,688	375
	Leidos Holdings Inc.	3,223	331
*	Concentrix Corp.	2,151	329
*	II-VI Inc.	4,788	323
	NortonLifeLock Inc.	11,270	312
*	J2 Global Inc.	2,485	309
*	Verint Systems Inc.	6,260	289
*	Diebold Nixdorf Inc.	20,778	281
*	Western Digital Corp.	3,365	253
	Methode Electronics Inc.	5,207	252
*	NetScout Systems Inc.	8,521	251
	Oracle Corp.	3,069	242
*	Insight Enterprises Inc.	1,984	207
	Applied Materials Inc.	1,437	199
*	Qorvo Inc.	834	152
	Benchmark Electronics Inc.	4,795	148
*	SMART Global Holdings Inc.	2,929	139
	CDK Global Inc.	2,578	135
	Corning Inc.	2,495	109
	NXP Semiconductors NV	515	109
*	Ultra Clean Holdings Inc.	1,882	106
*	Flex Ltd.	5,650	103
*	Allscripts Healthcare Solutions Inc.	5,873	102
*	Unisys Corp.	3,614	93
*	Super Micro Computer Inc.	2,655	92
	Vishay Intertechnology Inc.	3,712	89
*	Synaptics Inc.	569	72
	Seagate Technology Holdings plc	552	53
*	Yandex NV Class A	760	51
*	Avaya Holdings Corp.	1,123	32
			31,317
Telecommunications (4.0%)
	Verizon Communications Inc.	60,005	3,390
	AT&T Inc.	113,829	3,350
	Comcast Corp. Class A	34,934	2,003

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Cisco Systems Inc.	16,651	881
*	DISH Network Corp. Class A	19,155	834
	Lumen Technologies Inc.	43,879	607
*	Altice USA Inc. Class A	16,494	595
*	U.S. Cellular Corp.	15,644	590
*	Lumentum Holdings Inc.	6,948	565
*	Plantronics Inc.	11,481	377
	Telephone and Data Systems Inc.	13,924	358
*	Comm Scope Holding Co. Inc.	17,254	350
	Juniper Networks Inc.	13,057	344
*	WideOpenWest Inc.	18,405	307
*	Consolidated Communications Holdings Inc.	30,147	282
*	NETGEAR Inc.	6,503	253
*	Liberty Latin America Ltd. Class A	12,886	184
*	Liberty Global plc Class C	4,099	112
*	Ribbon Communications Inc.	14,397	107
	ATN International Inc.	1,870	88
	Comtech Telecommunications Corp.	3,459	87
*	EchoStar Corp. Class A	705	19
			15,683
Utilities (1.5%)
	Spire Inc.	7,714	553
	UGI Corp.	10,586	487
	Public Service Enterprise Group Inc.	6,827	424
	Southern Co.	5,595	358
	ALLETE Inc.	4,649	320
	Hawaiian Electric Industries Inc.	6,917	298
	National Fuel Gas Co.	5,553	288
	Avangrid Inc.	4,992	263
	NorthWestern Corp.	4,158	263
	American Electric Power Co. Inc.	3,042	262
	Sempra Energy	1,815	246
	Southwest Gas Holdings Inc.	3,292	217
	Black Hills Corp.	3,251	214
	Evergy Inc.	3,427	212
	Edison International	3,472	194
	Exelon Corp.	3,980	180
	FirstEnergy Corp.	3,839	145
	AES Corp.	4,257	108
	Unitil Corp.	1,893	104
	IDACORP Inc.	853	83
	Avista Corp.	1,716	78
	NiSource Inc.	3,046	78
	CenterPoint Energy Inc.	2,891	73
	PPL Corp.	2,157	63
	New Jersey Resources Corp.	1,160	50
	Duke Energy Corp.	460	46
*	Harsco Corp.	1,861	42
	Chesapeake Utilities Corp.	303	35
	Northwest Natural Holding Co.	550	29
	DTE Energy Co.	120	17
			5,730
Total Common Stocks (Cost $302,025)			388,054

U.S. Value Factor ETF
		Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 0.055% (Cost $1,350)	13,500	1,350
Total Investments (100.0%) (Cost $303,375)			389,404
Other Assets and Liabilities— Net (0.0%)			65
Net Assets (100%)			389,469
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Restricted securities totaling $19,000, representing 0.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $457,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $155,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $500,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	5	1,051	34
Micro E-mini S&P 500 Index	June 2021	6	126	8
				42

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $302,025)	388,054
Affiliated Issuers (Cost $1,350)	1,350
Total Investments in Securities	389,404
Investment in Vanguard	12
Cash Collateral Pledged—Futures Contracts	68
Receivables for Accrued Income	634
Receivables for Capital Shares Issued	5,108
Variation Margin Receivable—Futures Contracts	10
Total Assets	395,236
Liabilities
Due to Custodian	7
Payables for Investment Securities Purchased	5,238
Collateral for Securities on Loan	500
Payables to Vanguard	22
Total Liabilities	5,767
Net Assets	389,469
At May 31, 2021, net assets consisted of:

Paid-in Capital	308,429
Total Distributable Earnings (Loss)	81,040
Net Assets	389,469

Net Assets
Applicable to 3,820,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	389,469
Net Asset Value Per Share	$101.96

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Dividends	2,535
Interest[1]	—
Securities Lending—Net	5
Total Income	2,540
Expenses
The Vanguard Group—Note B
Investment Advisory Services	111
Management and Administrative	40
Marketing and Distribution	5
Custodian Fees	2
Shareholders’ Reports	2
Trustees’ Fees and Expenses	—
Total Expenses	160
Net Investment Income	2,380
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	3,982
Futures Contracts	68
Realized Net Gain (Loss)	4,050
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	67,586
Futures Contracts	29
Change in Unrealized Appreciation (Depreciation)	67,615
Net Increase (Decrease) in Net Assets Resulting from Operations	74,045
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,412,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,380	2,769
Realized Net Gain (Loss)	4,050	(5,254)
Change in Unrealized Appreciation (Depreciation)	67,615	17,857
Net Increase (Decrease) in Net Assets Resulting from Operations	74,045	15,372
Distributions
Total Distributions	(1,964)	(2,473)
Capital Share Transactions
Issued	188,363	63,070
Issued in Lieu of Cash Distributions	—	—
Redeemed	(4,101)	(24,015)
Net Increase (Decrease) from Capital Share Transactions	184,262	39,055
Total Increase (Decrease)	256,343	51,954
Net Assets
Beginning of Period	133,126	81,172
End of Period	389,469	133,126

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended May 31, 2021	Year Ended November 30,		February 13, 2018[1] to November 30, 2018
		2020	2019
Net Asset Value, Beginning of Period	$73.96	$75.51	$74.35	$75.00
Investment Operations
Net Investment Income[2]	.877	1.689	1.671	1.276
Net Realized and Unrealized Gain (Loss) on Investments	27.945	(1.634)	1.053	(1.295)
Total from Investment Operations	28.822	.055	2.724	(.019)
Distributions
Dividends from Net Investment Income	(.822)	(1.605)	(1.564)	(.631)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.822)	(1.605)	(1.564)	(.631)
Net Asset Value, End of Period	$101.96	$73.96	$75.51	$74.35
Total Return	39.22%	0.70%	3.83%	-0.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$389	$133	$81	$37
Ratio of Total Expenses to Average Net Assets	0.13%	0.14%[3]	0.14%[3]	0.13%[4]
Ratio of Net Investment Income to Average Net Assets	1.86%	2.68%	2.32%	2.05%[4]
Portfolio Turnover Rate	12%[5]	52%[5]	73%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Notes to Financial Statements
Vanguard U.S. Value Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

U.S. Value Factor ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

U.S. Value Factor ETF
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $12,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	388,035	19	—	388,054
Temporary Cash Investments	1,350	—	—	1,350
Total	389,385	19	—	389,404
Derivative Financial Instruments
Assets
Futures Contracts[1]	42	—	—	42
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

U.S. Value Factor ETF
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	303,417
Gross Unrealized Appreciation	87,748
Gross Unrealized Depreciation	(1,719)
Net Unrealized Appreciation (Depreciation)	86,029
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2020, the fund had available capital losses totaling $10,178,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2021, the fund purchased $218,038,000 of investment securities and sold $34,203,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $4,094,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	Shares (000)	Shares (000)
Issued	2,070	1,150
Issued in Lieu of Cash Distributions	—	—
Redeemed	(50)	(425)
Net Increase (Decrease) in Shares Outstanding	2,020	725
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard U.S. Liquidity Factor ETF, Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term and since-inception performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellington™ Fund approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard U.S. Liquidity Factor ETF, Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44192 072021

Semiannual Report   |   May 31, 2021
Vanguard U.S. Multifactor Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	25
Liquidity Risk Management	27

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended May 31, 2021
U.S. Multifactor Fund	Beginning Account Value 11/30/2020	Ending Account Value 5/31/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,293.50	$1.03
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.03	0.91
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.18%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

U.S. Multifactor Fund
Fund Allocation
As of May 31, 2021
Basic Materials	4.4%
Consumer Discretionary	23.4
Consumer Staples	3.4
Energy	2.7
Financials	25.8
Health Care	7.5
Industrials	19.5
Real Estate	0.1
Technology	12.4
Telecommunications	0.8
Utilities	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

U.S. Multifactor Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.7%)
Basic Materials (4.3%)
	Freeport-McMoRan Inc.	8,157	348
	Dow Inc.	3,942	270
	Southern Copper Corp.	1,727	120
	UFP Industries Inc.	1,477	117
	Reliance Steel & Aluminum Co.	596	100
	Nucor Corp.	769	79
	Commercial Metals Co.	2,470	78
	Timken Co.	823	73
	Boise Cascade Co.	954	63
	GrafTech International Ltd.	4,133	55
	Steel Dynamics Inc.	856	53
	Stepan Co.	347	47
	LyondellBasell Industries NV Class A	371	42
	International Paper Co.	635	40
	Schweitzer-Mauduit International Inc.	886	36
	Schnitzer Steel Industries Inc. Class A	633	34
	Scotts Miracle-Gro Co.	156	34
*	AdvanSix Inc.	1,006	32
	Tredegar Corp.	2,074	32
	Worthington Industries Inc.	462	31
	Trinseo SA	471	31
	Fastenal Co.	556	29
	Eastman Chemical Co.	216	27
	Chemours Co.	699	25
	Element Solutions Inc.	783	18
	CF Industries Holdings Inc.	313	17
	Innospec Inc.	115	12
	Valvoline Inc.	306	10
			1,853
Consumer Discretionary (23.1%)
	Target Corp.	1,958	444
	Lowe's Cos. Inc.	1,602	312
	eBay Inc.	4,973	303
*	Ford Motor Co.	16,800	244
*	General Motors Co.	4,102	243
	Walmart Inc.	1,563	222
*	L Brands Inc.	3,010	210
*	AutoNation Inc.	1,554	159
4

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Estee Lauder Cos. Inc. Class A	506	155
	Ethan Allen Interiors Inc.	5,142	148
*	Deckers Outdoor Corp.	412	138
	Lennar Corp. Class A	1,353	134
	Dick's Sporting Goods Inc.	1,339	131
	Williams-Sonoma Inc.	760	129
	Rent-A-Center Inc.	1,955	121
*	Hibbett Sports Inc.	1,401	119
*	Sleep Number Corp.	1,051	117
	Acushnet Holdings Corp.	2,169	115
	Haverty Furniture Cos. Inc.	2,447	112
	Foot Locker Inc.	1,754	111
	Matthews International Corp. Class A	2,826	110
*	Discovery Inc. Class A	3,323	107
	Qurate Retail Inc. Series A	7,760	106
*	Tapestry Inc.	2,270	102
	PulteGroup Inc.	1,747	101
	Hanesbrands Inc.	4,845	95
	Movado Group Inc.	3,434	95
*	Macy's Inc.	5,125	94
*	Century Communities Inc.	1,137	93
	Best Buy Co. Inc.	760	88
	Travel + Leisure Co.	1,347	88
	Group 1 Automotive Inc.	537	86
	Johnson Outdoors Inc. Class A	700	86
	Shoe Carnival Inc.	1,277	86
	Buckle Inc.	2,019	85
*	Citi Trends Inc.	1,024	85
	Whirlpool Corp.	346	82
	Kohl's Corp.	1,393	77
	News Corp. Class A	2,856	77
*	MarineMax Inc.	1,486	76
*	American Axle & Manufacturing Holdings Inc.	6,696	75
*	Discovery Inc. Class C	2,460	74
*	Funko Inc. Class A	2,820	74
	Gentex Corp.	2,058	73
	Thor Industries Inc.	592	73
	AMERCO	126	72
*	AMC Networks Inc. Class A	1,344	72
	Gap Inc.	2,115	71
*	ODP Corp.	1,619	71
*	Abercrombie & Fitch Co. Class A	1,633	70
	Dillard's Inc. Class A	533	70
*	Lakeland Industries Inc.	2,794	70
	Sonic Automotive Inc. Class A	1,427	69
	Big Lots Inc.	1,117	68
	Lithia Motors Inc. Class A	191	67
	Newell Brands Inc.	2,291	66
	ViacomCBS Inc. Class A	1,411	66
*	Sonos Inc.	1,748	65
*	NVR Inc.	13	64
*	International Game Technology plc	2,619	64
*	Conn's Inc.	2,724	63
	HNI Corp.	1,379	63
	Kontoor Brands Inc.	979	63
5

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Malibu Boats Inc. Class A	802	63
*	Liquidity Services Inc.	2,609	62
*	Mattel Inc.	2,868	61
	EW Scripps Co. Class A	2,859	61
*	Gentherm Inc.	825	60
*	RH	94	60
*	Goodyear Tire & Rubber Co.	2,987	59
*	Turtle Beach Corp.	1,771	59
*	VOXX International Corp. Class A	3,828	58
*	XPEL Inc.	707	58
*	Crocs Inc.	567	57
*	Asbury Automotive Group Inc.	275	55
*	Meritage Homes Corp.	512	55
	ViacomCBS Inc. Class B	1,293	55
	DR Horton Inc.	571	54
	Penske Automotive Group Inc.	629	54
*	Vera Bradley Inc.	4,658	53
	Interpublic Group of Cos. Inc.	1,537	52
*	BJ's Wholesale Club Holdings Inc.	1,143	51
	Dana Inc.	1,894	51
*	Etsy Inc.	312	51
*	O'Reilly Automotive Inc.	95	51
*	PVH Corp.	447	51
	Polaris Inc.	387	51
*	Tri Pointe Homes Inc.	2,047	49
*	Beazer Homes USA Inc.	1,972	47
*	Master Craft Boat Holdings Inc.	1,709	47
	Nexstar Media Group Inc. Class A	312	47
	Standard Motor Products Inc.	1,037	47
	Tractor Supply Co.	260	47
*	GoPro Inc. Class A	4,069	46
*	LKQ Corp.	910	46
	Rush Enterprises Inc. Class A	954	46
	Fox Corp. Class B	1,250	45
*	Zumiez Inc.	1,019	45
*	1-800-Flowers.com Inc. Class A	1,457	44
	Murphy USA Inc.	305	41
*	Stamps.com Inc.	219	41
	Activision Blizzard Inc.	415	40
*	YETI Holdings Inc.	423	37
	BorgWarner Inc.	703	36
	Toll Brothers Inc.	553	36
*	Duluth Holdings Inc. Class B	2,149	35
	Fox Corp. Class A	876	33
*	Central Garden & Pet Co. Class A	615	31
	KB Home	664	31
*	Lands' End Inc.	1,161	30
*	Universal Electronics Inc.	591	30
	Nielsen Holdings plc	1,095	30
*	American Public Education Inc.	1,048	29
	News Corp. Class B	1,114	29
	Garmin Ltd.	205	29
*	Helen of Troy Ltd.	132	28
*	Purple Innovation Inc. Class A	972	28
	H&R Block Inc.	1,102	27
6

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	iRobot Corp.	272	27
*	Lumber Liquidators Holdings Inc.	1,167	27
*	Sally Beauty Holdings Inc.	1,214	26
	Winnebago Industries Inc.	322	24
*	Lions Gate Entertainment Corp. Class A	1,159	23
	New York Times Co. Class A	511	22
*	Green Brick Partners Inc.	897	21
	American Eagle Outfitters Inc.	559	20
*	Clean Energy Fuels Corp.	2,556	20
	Del Taco Restaurants Inc.	1,922	20
*	Tesla Inc.	32	20
	Aaron's Co. Inc.	530	19
	PriceSmart Inc.	190	17
*	Taylor Morrison Home Corp. Class A	471	14
*	Dorman Products Inc.	128	13
	Steven Madden Ltd.	312	13
	Herman Miller Inc.	260	12
	Pool Corp.	28	12
*	LGI Homes Inc.	52	9
*	Urban Outfitters Inc.	203	8
			9,955
Consumer Staples (3.4%)
	Altria Group Inc.	3,070	151
	Walgreens Boots Alliance Inc.	2,646	139
	Philip Morris International Inc.	1,427	138
	Kraft Heinz Co.	2,206	96
	Ingles Markets Inc. Class A	1,468	91
	Weis Markets Inc.	1,751	89
	McKesson Corp.	445	86
	Casey's General Stores Inc.	332	73
	Kroger Co.	1,771	66
	AmerisourceBergen Corp. Class A	534	61
	Corteva Inc.	1,191	54
*	Boston Beer Co. Inc. Class A	46	49
	Vector Group Ltd.	3,335	46
*	Hain Celestial Group Inc.	982	40
	CVS Health Corp.	372	32
	Edgewell Personal Care Co.	591	27
	SpartanNash Co.	1,256	26
	ACCO Brands Corp.	2,714	25
	Medifast Inc.	62	21
	PetMed Express Inc.	738	21
*	Monster Beverage Corp.	206	19
	National Beverage Corp.	382	19
*	Sprouts Farmers Market Inc.	725	19
	J M Smucker Co.	135	18
*	Darling Ingredients Inc.	197	14
	Fresh Del Monte Produce Inc.	432	14
	Ingredion Inc.	53	5
			1,439
Energy (2.7%)
	Ovintiv Inc. (XNYS)	4,236	113
	Patterson-UTI Energy Inc.	10,156	85
*	Bonanza Creek Energy Inc.	1,887	81
	EOG Resources Inc.	1,010	81
7

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Renewable Energy Group Inc.	1,299	79
*	CONSOL Energy Inc.	5,089	78
	Antero Midstream Corp.	7,959	76
	Diamondback Energy Inc.	918	74
	Arcosa Inc.	1,126	72
	SunCoke Energy Inc.	9,260	70
	Marathon Oil Corp.	5,522	67
*	W&T Offshore Inc.	13,888	52
	Archrock Inc.	4,703	43
	Pioneer Natural Resources Co.	251	38
*	Green Plains Inc.	1,122	36
*	PDC Energy Inc.	738	31
	Halliburton Co.	1,189	27
*	CNX Resources Corp.	1,373	19
	World Fuel Services Corp.	455	14
*	Frank's International NV	3,413	11
			1,147
Financials (25.5%)
	Allstate Corp.	3,158	431
*	Berkshire Hathaway Inc. Class B	1,470	425
	Goldman Sachs Group Inc.	1,112	414
	MetLife Inc.	6,029	394
	PNC Financial Services Group Inc.	1,747	340
	U.S. Bancorp	5,094	310
	T Rowe Price Group Inc.	1,567	300
	JPMorgan Chase & Co.	1,744	286
	Bank of America Corp.	6,425	272
	Popular Inc.	2,480	202
	Jefferies Financial Group Inc.	6,188	199
	SLM Corp.	9,725	197
	Hilltop Holdings Inc.	4,882	181
	Harbornone Bancorp Inc.	11,630	173
	Citizens Financial Group Inc.	3,356	167
	First Bancorp. (XNYS)	12,671	162
	Primerica Inc.	894	145
	CNO Financial Group Inc.	5,402	143
	Ameriprise Financial Inc.	519	135
	Oppenheimer Holdings Inc. Class A	2,643	132
	Virtus Investment Partners Inc.	464	131
	Affiliated Managers Group Inc.	783	128
*	SVB Financial Group	219	128
	B Riley Financial Inc.	1,612	119
	First Citizens BancShares Inc. Class A	137	118
	HomeStreet Inc.	2,579	116
	BlackRock Inc.	125	110
	Bank of New York Mellon Corp.	2,065	108
	Progressive Corp.	1,082	107
	BankUnited Inc.	2,224	106
	Aon plc Class A	415	105
	Zions Bancorp NA	1,738	101
	Walker & Dunlop Inc.	986	100
	East West Bancorp Inc.	1,303	97
	Travelers Cos. Inc.	583	93
	Associated Banc-Corp.	4,006	92
	Fifth Third Bancorp	2,124	90
8

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Simmons First National Corp. Class A	2,872	88
	Stifel Financial Corp.	1,260	87
	Citigroup Inc.	1,077	85
	Old Republic International Corp.	3,219	85
	Equitable Holdings Inc.	2,592	82
	Nelnet Inc. Class A	1,054	80
*	Triumph Bancorp Inc.	953	80
	Aflac Inc.	1,349	76
	KeyCorp.	3,173	73
*	Axos Financial Inc.	1,472	70
	Cincinnati Financial Corp.	571	70
	Evercore Inc. Class A	477	70
	Great Western Bancorp Inc.	2,082	70
	Morningstar Inc.	294	69
	LPL Financial Holdings Inc.	460	68
	Trustmark Corp.	2,035	68
	Invesco Ltd.	2,357	67
	Federated Hermes Inc.	2,007	64
	Park National Corp.	505	64
	Voya Financial Inc.	958	63
	Bank of NT Butterfield & Son Ltd.	1,620	62
*	Enstar Group Ltd.	242	61
	First Financial Bancorp	2,249	57
	Hanmi Financial Corp.	2,664	56
	Hanover Insurance Group Inc.	398	56
	Mercury General Corp.	885	56
	WSFS Financial Corp.	1,043	56
	Comerica Inc.	696	55
	First Commonwealth Financial Corp.	3,659	55
	Fulton Financial Corp.	3,152	55
	Bank OZK	1,265	54
	Hope Bancorp Inc.	3,542	54
	Northern Trust Corp.	449	54
	Eagle Bancorp Inc.	925	53
	Home BancShares Inc.	1,919	53
	Preferred Bank	779	53
	UMB Financial Corp.	552	53
	BOK Financial Corp.	567	52
	Investors Bancorp Inc.	3,417	51
	PacWest Bancorp	1,117	50
	Washington Trust Bancorp Inc.	910	50
	BancFirst Corp.	696	48
	Allegiance Bancshares Inc.	1,156	47
	FNB Corp.	3,519	47
	Federal Agricultural Mortgage Corp. Class C	461	47
	Renasant Corp.	1,053	47
	Morgan Stanley	506	46
	Raymond James Financial Inc.	345	46
	International Bancshares Corp.	949	44
	First Foundation Inc.	1,687	42
	Truist Financial Corp.	686	42
	Towne Bank	1,210	39
	Washington Federal Inc.	1,157	39
	First Bancorp.	856	38
	Ameris Bancorp	670	37
9

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Regions Financial Corp.	1,600	37
	City Holding Co.	430	35
	Employers Holdings Inc.	840	35
	NBT Bancorp Inc.	908	35
	M&T Bank Corp.	213	34
	Brookline Bancorp Inc.	1,887	32
	ServisFirst Bancshares Inc.	465	32
	First Interstate BancSystem Inc. Class A	658	31
	Huntington Bancshares Inc.	1,751	28
	Signature Bank	112	28
	TrustCo Bank Corp. NY	713	28
	Sandy Spring Bancorp Inc.	582	27
	Artisan Partners Asset Management Inc. Class A	500	26
	OFG Bancorp	1,084	26
	Old National Bancorp	1,380	26
	Pinnacle Financial Partners Inc.	282	26
	Lazard Ltd. Class A	558	26
	First Merchants Corp.	535	25
	National Bank Holdings Corp. Class A	623	25
	Southside Bancshares Inc.	584	25
	TriCo Bancshares	521	25
	Virtu Financial Inc. Class A	837	25
	Atlantic Union Bankshares Corp.	587	24
	Lakeland Financial Corp.	396	24
	Columbia Banking System Inc.	532	23
	Heritage Financial Corp.	790	23
	Diamond Hill Investment Group Inc.	121	21
	First Hawaiian Inc.	698	20
	Central Pacific Financial Corp.	662	18
	Cathay General Bancorp	410	17
	Tompkins Financial Corp.	210	17
	Universal Insurance Holdings Inc.	1,177	17
	Banner Corp.	262	15
*	Credit Acceptance Corp.	31	14
	PennyMac Financial Services Inc.	219	14
	First Busey Corp.	460	12
	Bank of Hawaii Corp.	96	9
	Wells Fargo & Co.	180	8
			11,004
Health Care (7.4%)
	Anthem Inc.	1,048	417
	HCA Healthcare Inc.	1,132	243
	AbbVie Inc.	1,522	172
	Agilent Technologies Inc.	1,203	166
*	Align Technology Inc.	265	156
	Humana Inc.	282	123
	Bristol-Myers Squibb Co.	1,742	114
	Cigna Corp.	440	114
*	United Therapeutics Corp.	593	110
	UnitedHealth Group Inc.	247	102
	Abbott Laboratories	819	96
*	Medpace Holdings Inc.	521	87
*	Molina Healthcare Inc.	334	84
*	Biogen Inc.	285	76
*	Jazz Pharmaceuticals plc	357	64
10

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Tenet Healthcare Corp.	864	58
*	Corcept Therapeutics Inc.	2,644	57
*	ModivCare Inc.	378	56
*	DaVita Inc.	460	55
*	Moderna Inc.	291	54
*	Joint Corp.	727	52
	Patterson Cos. Inc.	1,486	48
*	Henry Schein Inc.	612	47
	Eli Lilly & Co.	223	45
*	LHC Group Inc.	224	44
	Cardinal Health Inc.	722	40
	Cerner Corp.	473	37
*	Meridian Bioscience Inc.	1,798	37
*	Triple-S Management Corp. Class B	1,439	36
	Computer Programs and Systems Inc.	1,054	34
*	Quidel Corp.	284	34
	West Pharmaceutical Services Inc.	96	33
*	Hologic Inc.	468	30
*	Amedisys Inc.	109	28
	Ensign Group Inc.	315	26
*	Community Health Systems Inc.	1,723	25
	Quest Diagnostics Inc.	185	24
*	Emergent BioSolutions Inc.	371	23
*	Catalyst Pharmaceuticals Inc.	4,000	22
	Healthcare Services Group Inc.	687	21
*	Laboratory Corp. of America Holdings	75	21
*	IDEXX Laboratories Inc.	36	20
*	Acadia Healthcare Co. Inc.	259	17
*	Sage Therapeutics Inc.	251	17
*	STAAR Surgical Co.	90	13
*,1	Retractable Technologies Inc.	1,395	13
*	Amneal Pharmaceuticals Inc.	1,944	11
*	Translate Bio Inc.	234	4
			3,206
Industrials (19.2%)
	Cummins Inc.	947	244
	United Parcel Service Inc. Class B	1,130	242
	Johnson Controls International plc	3,415	227
	3M Co.	1,108	225
	FedEx Corp.	646	203
	Accenture plc Class A	718	203
	Trane Technologies plc	1,001	187
	Louisiana-Pacific Corp.	2,499	168
*	Zebra Technologies Corp. Class A	298	148
	AGCO Corp.	1,036	143
	Deere & Co.	388	140
	Brunswick Corp.	1,359	139
	Eaton Corp. plc	870	126
	DuPont de Nemours Inc.	1,466	124
	MSC Industrial Direct Co. Inc. Class A	1,248	118
	Caterpillar Inc.	445	107
*	Mohawk Industries Inc.	477	100
	ManpowerGroup Inc.	780	94
	Emerson Electric Co.	959	92
	Sherwin-Williams Co.	315	89
11

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Snap-on Inc.	334	85
	Schneider National Inc. Class B	3,374	83
	Crown Holdings Inc.	796	82
*	Trex Co. Inc.	840	82
*	MasTec Inc.	681	79
*	MYR Group Inc.	896	78
*	Saia Inc.	334	77
	Quanta Services Inc.	782	75
	Marten Transport Ltd.	4,313	74
	Fortune Brands Home & Security Inc.	710	73
*	Hub Group Inc. Class A	1,044	73
	Owens Corning	649	69
*	Generac Holdings Inc.	206	68
	Badger Meter Inc.	703	67
*	Covenant Logistics Group Inc. Class A	2,974	67
	EMCOR Group Inc.	529	67
*	Modine Manufacturing Co.	3,810	67
	McGrath RentCorp.	742	64
	Kforce Inc.	1,003	63
*	United Rentals Inc.	189	63
	Genco Shipping & Trading Ltd.	3,904	62
*	Textainer Group Holdings Ltd.	1,852	62
	ITT Inc.	645	61
	Quanex Building Products Corp.	2,298	61
	Regal Beloit Corp.	431	61
	Encore Wire Corp.	715	59
	Ryder System Inc.	726	59
	CSW Industrials Inc.	478	58
	Knight-Swift Transportation Holdings Inc.	1,207	58
	Old Dominion Freight Line Inc.	220	58
	Simpson Manufacturing Co. Inc.	508	57
	ArcBest Corp.	725	56
*	TopBuild Corp.	284	56
	Triton International Ltd.	1,023	55
	Oshkosh Corp.	414	54
	DHT Holdings Inc.	8,410	54
	Acuity Brands Inc.	288	53
	Advanced Drainage Systems Inc.	457	52
	Rexnord Corp.	1,036	52
	Watts Water Technologies Inc. Class A	380	52
*	Beacon Roofing Supply Inc.	902	51
	Granite Construction Inc.	1,257	51
	Hubbell Inc. Class B	270	51
	Landstar System Inc.	301	51
	Primoris Services Corp.	1,589	51
	Astec Industries Inc.	727	50
	CAI International Inc.	1,149	49
	Kronos Worldwide Inc.	2,989	49
	Norfolk Southern Corp.	174	49
	Ennis Inc.	2,172	46
	JB Hunt Transport Services Inc.	271	46
	Hyster-Yale Materials Handling Inc.	614	46
*	TriNet Group Inc.	608	46
	Heidrick & Struggles International Inc.	1,041	45
*	Masonite International Corp.	380	45
12

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Westrock Co.	766	45
	Columbus McKinnon Corp.	875	44
*	Titan Machinery Inc.	1,423	44
	Franklin Electric Co. Inc.	516	43
	WW Grainger Inc.	94	43
	Greenbrier Cos. Inc.	970	43
	Crane Co.	439	42
	Matson Inc.	651	42
*	XPO Logistics Inc.	284	42
*,2	API Group Corp.	1,965	42
	Apogee Enterprises Inc.	1,051	40
	Packaging Corp. of America	264	39
*	Sterling Construction Co. Inc.	1,731	39
	Argan Inc.	782	38
	Watsco Inc.	132	38
	Werner Enterprises Inc.	789	38
*	Middleby Corp.	227	37
	Kadant Inc.	215	36
*	Berry Global Group Inc.	510	35
	Deluxe Corp.	758	35
	John Bean Technologies Corp.	235	34
	MKS Instruments Inc.	170	32
*	Sykes Enterprises Inc.	753	32
*	Cross Country Healthcare Inc.	1,962	31
*	Echo Global Logistics Inc.	895	31
	Graphic Packaging Holding Co.	1,693	30
	Insteel Industries Inc.	847	30
	Shyft Group Inc.	771	30
	AZZ Inc.	540	29
*	Gibraltar Industries Inc.	369	29
	Valmont Industries Inc.	115	29
	nVent Electric plc	876	29
*	Kelly Services Inc. Class A	1,085	28
	Costamare Inc.	2,586	28
	AAON Inc.	424	28
	Myers Industries Inc.	1,162	26
	Textron Inc.	373	26
*	Atlas Air Worldwide Holdings Inc.	335	25
*	Construction Partners Inc. Class A	762	25
	Eagle Materials Inc.	169	25
	Hillenbrand Inc.	555	25
*	REV Group Inc.	1,362	25
	Robert Half International Inc.	266	24
*	SPX Corp.	386	24
*	TrueBlue Inc.	869	24
	Greif Inc. Class A	380	23
	Patrick Industries Inc.	264	23
*	ASGN Inc.	214	22
*	Blue Bird Corp.	804	21
	UniFirst Corp.	97	21
	ADT Inc.	2,004	21
*	FTI Consulting Inc.	146	20
	ABM Industries Inc.	403	20
	SPX FLOW Inc.	283	19
	Sonoco Products Co.	276	19
13

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Federal Signal Corp.	394	17
	RPM International Inc.	180	17
	Resources Connection Inc.	1,178	17
	Wabash National Corp.	1,076	17
*	American Woodmark Corp.	176	15
	International Seaways Inc.	688	14
	Heartland Express Inc.	741	13
*	Atkore Inc.	151	12
	Comfort Systems USA Inc.	150	12
*	Dorian LPG Ltd.	625	9
			8,297
Real Estate (0.1%)
	St. Joe Co.	779	36
	Iron Mountain Inc.	199	9
			45
Technology (12.2%)
*	Micron Technology Inc.	3,888	327
	Applied Materials Inc.	2,120	293
*	Alphabet Inc. Class C	111	268
	KLA Corp.	696	221
	Broadcom Inc.	461	218
	Intel Corp.	3,590	205
	Texas Instruments Inc.	1,056	200
	Cognizant Technology Solutions Corp. Class A	2,578	185
	HP Inc.	6,255	183
	QUALCOMM Inc.	1,117	150
	Teradyne Inc.	1,042	138
*	Cadence Design Systems Inc.	990	126
*	Qorvo Inc.	674	123
	Lam Research Corp.	183	119
	Apple Inc.	856	107
	SYNNEX Corp.	807	102
*	Facebook Inc. Class A	279	92
*	Arrow Electronics Inc.	739	89
	International Business Machines Corp.	622	89
*	Diodes Inc.	1,133	86
	Oracle Corp.	1,053	83
	Jabil Inc.	1,428	81
	Seagate Technology Holdings plc	700	67
*	Lattice Semiconductor Corp.	1,238	66
	Skyworks Solutions Inc.	377	64
	Vishay Intertechnology Inc.	2,536	61
*	Avid Technology Inc.	1,947	60
*	TechTarget Inc.	839	59
*	Pinterest Inc. Class A	840	55
*	Alphabet Inc. Class A	23	54
*	Verint Systems Inc.	1,020	47
	TE Connectivity Ltd.	342	46
*	Super Micro Computer Inc.	1,278	44
*	Calix Inc.	979	43
*	FormFactor Inc.	1,207	43
*	Dell Technologies Inc. Class C	423	42
	Dolby Laboratories Inc. Class A	434	42
*	Insight Enterprises Inc.	397	41
*	Allscripts Healthcare Solutions Inc.	2,309	40
14

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	NetApp Inc.	510	39
*	II-VI Inc.	560	38
	Hackett Group Inc.	2,074	37
*	Teradata Corp.	771	37
	Methode Electronics Inc.	734	36
	Shutterstock Inc.	392	36
*	Mitek Systems Inc.	1,974	33
*	Sanmina Corp.	735	31
*	Synaptics Inc.	241	30
	Vertiv Holdings Co. Class A	1,209	30
*	J2 Global Inc.	224	28
*	SMART Global Holdings Inc.	596	28
*	Ultra Clean Holdings Inc.	474	27
*	Axcelis Technologies Inc.	630	26
*	ePlus Inc.	279	26
*	Manhattan Associates Inc.	192	26
*	NetScout Systems Inc.	875	26
	Avnet Inc.	578	25
*	Plexus Corp.	250	25
	Advanced Energy Industries Inc.	238	24
	Hewlett Packard Enterprise Co.	1,530	24
*	Rambus Inc.	1,178	23
*	IAC/Inter Active Corp.	144	23
*	NCR Corp.	425	21
*	TrueCar Inc.	3,568	21
*	F5 Networks Inc.	104	19
*	Concentrix Corp.	126	19
*	Brightcove Inc.	1,270	18
	Corning Inc.	380	17
	Microsoft Corp.	68	17
*	SPS Commerce Inc.	186	17
*	Fabrinet	188	17
*	Agilysys Inc.	321	16
*	Unisys Corp.	411	11
*	A10 Networks Inc.	984	10
*	Vimeo Inc.	234	10
*	OneSpan Inc.	326	9
			5,259
Telecommunications (0.8%)
	Cisco Systems Inc.	2,342	124
*	WideOpenWest Inc.	4,695	78
	Lumen Technologies Inc.	4,507	62
*	Lumentum Holdings Inc.	525	43
*	NETGEAR Inc.	870	34
*	Ciena Corp.	195	10
			351
Utilities (0.0%)
*	Evoqua Water Technologies Corp.	428	13
Total Common Stocks (Cost $32,486)			42,569
15

U.S. Multifactor Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[3,4]	Vanguard Market Liquidity Fund, 0.055% (Cost $571)	5,709	571
Total Investments (100.0%) (Cost $33,057)			43,140
Other Assets and Liabilities— Net (0.0%)			(1)
Net Assets (100%)			43,139
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $42,000, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $13,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2021	27	567	4

See accompanying Notes, which are an integral part of the Financial Statements.
16

U.S. Multifactor Fund
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $32,486)	42,569
Affiliated Issuers (Cost $571)	571
Total Investments in Securities	43,140
Investment in Vanguard	1
Cash Collateral Pledged—Futures Contracts	38
Receivables for Accrued Income	61
Receivables for Capital Shares Issued	182
Total Assets	43,422
Liabilities
Due to Custodian	9
Payables for Investment Securities Purchased	235
Collateral for Securities on Loan	13
Payables for Capital Shares Redeemed	21
Payables to Vanguard	3
Variation Margin Payable—Futures Contracts	2
Total Liabilities	283
Net Assets	43,139
At May 31, 2021, net assets consisted of:

Paid-in Capital	36,491
Total Distributable Earnings (Loss)	6,648
Net Assets	43,139

Net Assets
Applicable to 1,319,156 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,139
Net Asset Value Per Share	$32.70

See accompanying Notes, which are an integral part of the Financial Statements.
17

U.S. Multifactor Fund
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Dividends	246
Interest[1]	—
Securities Lending—Net	2
Total Income	248
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	26
Marketing and Distribution	—
Custodian Fees	2
Shareholders’ Reports	1
Trustees’ Fees and Expenses	—
Total Expenses	29
Net Investment Income	219
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,902
Futures Contracts	62
Realized Net Gain (Loss)	1,964
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	5,797
Futures Contracts	2
Change in Unrealized Appreciation (Depreciation)	5,799
Net Increase (Decrease) in Net Assets Resulting from Operations	7,982
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were each less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
18

U.S. Multifactor Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	219	434
Realized Net Gain (Loss)	1,964	(2,761)
Change in Unrealized Appreciation (Depreciation)	5,799	1,336
Net Increase (Decrease) in Net Assets Resulting from Operations	7,982	(991)
Distributions
Total Distributions	(220)	(472)
Capital Share Transactions
Issued	16,351	11,365
Issued in Lieu of Cash Distributions	179	380
Redeemed	(7,341)	(17,034)
Net Increase (Decrease) from Capital Share Transactions	9,189	(5,289)
Total Increase (Decrease)	16,951	(6,752)
Net Assets
Beginning of Period	26,188	32,940
End of Period	43,139	26,188

See accompanying Notes, which are an integral part of the Financial Statements.
19

U.S. Multifactor Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended May 31, 2021	Year Ended November 30,		February 15, 2018[1] to November 30, 2018
		2020	2019
Net Asset Value, Beginning of Period	$25.47	$25.70	$24.53	$25.00
Investment Operations
Net Investment Income[2]	.197	.382	.425	.333
Net Realized and Unrealized Gain (Loss) on Investments	7.243	(.214)	1.143	(.598)
Total from Investment Operations	7.440	.168	1.568	(.265)
Distributions
Dividends from Net Investment Income	(.210)	(.398)	(.398)	(.205)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.210)	(.398)	(.398)	(.205)
Net Asset Value, End of Period	$32.70	$25.47	$25.70	$24.53
Total Return[3]	29.35%	0.97%	6.54%	-1.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43	$26	$33	$36
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	1.25%	1.66%	1.76%	1.64%[4]
Portfolio Turnover Rate	35%	74%	96%	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
20

U.S. Multifactor Fund
Notes to Financial Statements
Vanguard U.S. Multifactor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
21

U.S. Multifactor Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
22

U.S. Multifactor Fund
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	33,057
Gross Unrealized Appreciation	10,269
Gross Unrealized Depreciation	(182)
Net Unrealized Appreciation (Depreciation)	10,087
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2020, the fund had available capital losses totaling $5,502,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30,
23

U.S. Multifactor Fund
2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2021, the fund purchased $20,286,000 of investment securities and sold $11,356,000 of investment securities, other than temporary cash investments.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	Shares (000)	Shares (000)
Issued	535	524
Issued in Lieu of Cash Distributions	6	18
Redeemed	(250)	(795)
Net Increase (Decrease) in Shares Outstanding	291	(253)
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.
24

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard U.S. Multifactor Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
25

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
26

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellington Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard U.S. Multifactor Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
27

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q5162 072021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Wellington Fund, Vanguard U.S. Multifactor Fund, Vanguard U.S. Liquidity Factor ETF, Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

VANGUARD WELLINGTON FUND

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 16, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference